UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Global ex U.S. Index Fund

July 31, 2014

1.929356.102

GUX-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 5.5%
AGL Energy Ltd.	20,319	$ 276,967
ALS Ltd.	13,184	94,530
Alumina Ltd. (a)	82,261	120,940
Amcor Ltd.	42,691	408,608
AMP Ltd.	103,963	524,794
APA Group unit	28,481	196,598
Asciano Ltd.	34,335	190,593
ASX Ltd.	7,447	248,705
Australia & New Zealand Banking Group Ltd.	96,770	3,021,317
Bank of Queensland Ltd.	12,087	139,497
Bendigo & Adelaide Bank Ltd.	15,846	186,431
BHP Billiton Ltd.	113,331	4,023,980
Boral Ltd.	28,306	139,242
Brambles Ltd.	55,602	481,353
Caltex Australia Ltd.	4,571	103,990
CFS Retail Property Trust unit	77,479	155,290
Coca-Cola Amatil Ltd.	19,679	167,827
Cochlear Ltd.	2,008	117,897
Commonwealth Bank of Australia	56,792	4,380,355
Computershare Ltd.	15,825	190,973
Crown Ltd.	11,975	179,196
CSL Ltd.	17,133	1,067,447
DEXUS Property Group unit	187,718	206,248
Federation Centres unit	50,313	119,610
Flight Centre Travel Group Ltd.	1,839	80,227
Fortescue Metals Group Ltd.	56,013	251,120
Goodman Group unit	63,999	313,752
Harvey Norman Holdings Ltd.	21,817	61,905
Iluka Resources Ltd.	15,305	123,997
Incitec Pivot Ltd.	57,937	158,553
Insurance Australia Group Ltd.	82,871	482,299
Leighton Holdings Ltd.	3,883	78,972
Lend Lease Group unit	19,630	244,967
Macquarie Group Ltd.	10,234	547,720
Metcash Ltd.	34,879	94,219
Mirvac Group unit	126,023	210,814
National Australia Bank Ltd.	82,905	2,691,895
Newcrest Mining Ltd. (a)	27,142	271,145
Orica Ltd.	13,139	265,370
Origin Energy Ltd.	38,851	511,656
Qantas Airways Ltd. (a)	33,760	41,367
QBE Insurance Group Ltd.	43,655	441,249
Common Stocks - continued
	Shares	Value
Australia - continued
QR National Ltd.	77,440	$ 357,557
Ramsay Health Care Ltd.	4,568	203,508
realestate.com.au Ltd.	1,949	84,884
Rio Tinto Ltd.	15,432	937,397
Santos Ltd.	34,264	459,038
Scentre Group unit (a)	189,068	592,007
SEEK Ltd.	11,301	170,820
Sonic Healthcare Ltd.	13,871	232,008
SP AusNet unit (a)	65,013	80,981
Stockland Corp. Ltd. unit	84,151	315,209
Suncorp Group Ltd. (a)	45,055	592,386
Sydney Airport unit	35,533	140,955
Tabcorp Holdings Ltd.	26,391	85,277
Tatts Group Ltd.	51,783	170,049
Telstra Corp. Ltd.	152,101	771,321
The GPT Group unit	56,809	213,883
Toll Holdings Ltd.	23,672	118,923
TPG Telecom Ltd.	8,200	41,644
Transurban Group unit	61,717	443,189
Treasury Wine Estates Ltd.	21,377	97,961
Wesfarmers Ltd.	40,190	1,627,462
Westfield Corp. unit	69,304	477,408
Westpac Banking Corp.	109,640	3,486,558
Woodside Petroleum Ltd.	22,998	902,763
Woolworths Ltd.	44,337	1,511,198
WorleyParsons Ltd.	6,728	110,822
TOTAL AUSTRALIA		37,838,823
Austria - 0.2%
Andritz AG	2,562	138,941
Erste Group Bank AG	9,884	254,843
IMMOFINANZ Immobilien Anlagen AG	32,179	101,906
OMV AG	5,311	213,778
Raiffeisen International Bank-Holding AG	3,757	103,584
Telekom Austria AG	7,088	67,862
Vienna Insurance Group AG	1,177	58,598
Voestalpine AG	3,892	171,774
TOTAL AUSTRIA		1,111,286
Bailiwick of Guernsey - 0.0%
Friends Life Group Ltd.	49,647	278,531
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.9%
Experian PLC	34,614	$ 594,323
Glencore Xstrata PLC	373,986	2,273,358
Petrofac Ltd.	8,726	161,611
Randgold Resources Ltd.	3,132	269,687
Shire PLC	20,713	1,704,853
Wolseley PLC	9,406	491,649
WPP PLC	46,938	934,374
TOTAL BAILIWICK OF JERSEY		6,429,855
Belgium - 0.8%
Ageas	7,993	287,430
Anheuser-Busch InBev SA NV	28,319	3,056,548
Belgacom SA	5,152	168,468
Colruyt NV	2,743	133,110
Delhaize Group SA	3,657	238,645
Groupe Bruxelles Lambert SA	2,763	274,895
KBC Groupe SA (a)	8,860	482,508
Solvay SA Class A	2,117	342,582
Telenet Group Holding NV (a)	1,781	95,370
UCB SA	4,025	369,947
Umicore SA	3,962	191,522
TOTAL BELGIUM		5,641,025
Bermuda - 0.5%
Apollo Solar Energy Technology Holdings Ltd. (d)	450,000	70,496
Beijing Enterprises Water Group Ltd.	156,000	101,389
Brilliance China Automotive Holdings Ltd.	102,000	191,676
Cheung Kong Infrastructure Holdings Ltd.	20,000	140,901
China Gas Holdings Ltd.	74,000	142,763
China Resources Gas Group Ltd.	32,000	100,651
ChinaVision Media Group Ltd. (a)	190,000	39,169
Citic 21CN Co. Ltd. (a)	96,000	72,593
Cosco Pacific Ltd.	58,707	88,218
Credicorp Ltd. (United States)	2,373	351,014
First Pacific Co. Ltd.	80,852	96,658
GOME Electrical Appliances Holdings Ltd.	391,104	66,015
Haier Electronics Group Co. Ltd.	37,000	105,657
Kerry Properties Ltd.	24,000	87,601
Kunlun Energy Co. Ltd.	112,000	190,224
Li & Fung Ltd.	204,000	271,753
Nine Dragons Paper (Holdings) Ltd.	67,000	55,127
Noble Group Ltd.	157,131	177,878
Common Stocks - continued
	Shares	Value
Bermuda - continued
NWS Holdings Ltd.	48,603	$ 89,919
Seadrill Ltd.	13,145	475,293
Shangri-La Asia Ltd.	52,000	82,027
Sihuan Pharmaceutical Holdings Group Ltd.	130,000	79,695
Yue Yuen Industrial (Holdings) Ltd.	26,500	88,559
TOTAL BERMUDA		3,165,276
Brazil - 1.4%
All America Latina Logistica SA	15,900	60,972
Ambev SA (a)	166,700	1,151,378
B2W Companhia Global do Varejo (a)	3,900	57,415
Banco Bradesco SA	20,450	318,907
Banco do Brasil SA	30,700	375,098
Banco Santander SA (Brasil) unit	31,900	214,284
BB Seguridade Participacoes SA	24,800	361,820
BM&F BOVESPA SA	65,100	347,487
BR Malls Participacoes SA	15,500	133,906
BR Properties SA	5,800	35,867
Brasil Foods SA	23,100	565,091
CCR SA	32,000	251,628
Centrais Eletricas Brasileiras SA (Electrobras)	4,700	12,948
Cetip SA - Mercados Organizado	6,804	95,189
Cielo SA	25,264	462,129
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	11,800	104,490
Companhia de Saneamento de Minas Gerais	1,800	29,474
Companhia Siderurgica Nacional SA (CSN)	25,300	127,685
Cosan SA Industria e Comercio	3,900	63,896
CPFL Energia SA	7,400	64,582
Cyrela Brazil Realty SA	9,300	51,527
Drogasil SA	6,400	53,513
Duratex SA	9,944	36,686
Ecorodovias Infraestrutura e Logistica SA (a)	8,100	48,912
Embraer SA	24,100	228,917
Energias do Brasil SA	6,400	29,902
Estacio Participacoes SA	10,200	126,559
Fibria Celulose SA (a)	8,800	86,381
Hypermarcas SA (a)	11,300	90,101
JBS SA	23,600	86,858
Klabin SA unit	16,600	83,046
Kroton Educacional SA	16,188	431,109
Localiza Rent A Car SA	4,680	74,509
Common Stocks - continued
	Shares	Value
Brazil - continued
Lojas Americanas SA	7,875	$ 41,271
Lojas Renner SA	4,700	141,906
M. Dias Branco SA	1,000	41,014
Multiplan Empreendimentos Imobiliarios SA	3,100	73,648
Natura Cosmeticos SA	5,700	88,763
Odontoprev SA	7,700	31,598
Petroleo Brasileiro SA - Petrobras (ON)	102,500	812,771
Porto Seguro SA	3,300	45,280
Qualicorp SA (a)	6,100	70,579
Souza Cruz SA	12,800	118,818
Sul America SA unit	3,253	19,572
Terna Participacoes SA unit	2,800	25,226
TIM Participacoes SA	29,800	157,883
Totvs SA	4,300	74,277
Tractebel Energia SA	6,300	94,385
Ultrapar Participacoes SA	12,400	285,576
Vale SA	49,300	707,312
Via Varejo SA unit (a)	3,800	40,048
Weg SA	9,500	113,895
TOTAL BRAZIL		9,246,088
Canada - 7.5%
Agnico Eagle Mines Ltd. (Canada)	7,346	273,130
Agrium, Inc.	5,112	466,027
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	14,895	407,637
AltaGas Ltd.	4,363	197,472
ARC Resources Ltd.	11,578	318,983
ATCO Ltd. Class I (non-vtg.)	2,569	112,623
Athabasca Oil Corp. (a)	10,567	60,377
Bank of Montreal	22,579	1,682,942
Bank of Nova Scotia	42,708	2,898,903
Barrick Gold Corp.	40,884	738,675
Baytex Energy Corp.	4,330	185,614
BCE, Inc.	9,122	413,119
Bell Aliant, Inc.	2,290	64,898
BlackBerry Ltd. (a)	17,568	163,910
Bombardier, Inc. Class B (sub. vtg.)	50,325	172,158
Brookfield Asset Management, Inc. Class A	19,479	868,949
CAE, Inc.	9,030	115,282
Cameco Corp.	13,943	281,072
Canadian Imperial Bank of Commerce	13,947	1,294,608
Canadian National Railway Co.	29,203	1,952,223
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian Natural Resources Ltd.	38,367	$ 1,672,475
Canadian Oil Sands Ltd.	17,490	373,588
Canadian Pacific Railway Ltd.	6,122	1,164,098
Canadian Tire Ltd. Class A (non-vtg.)	2,744	260,672
Canadian Utilities Ltd. Class A (non-vtg.)	4,408	158,354
Catamaran Corp. (a)	7,316	333,140
Cenovus Energy, Inc.	26,414	811,304
CGI Group, Inc. Class A (sub. vtg.) (a)	7,887	282,901
CI Financial Corp.	8,416	272,467
Crescent Point Energy Corp.	14,508	591,976
Dollarama, Inc.	2,321	191,049
Eldorado Gold Corp.	25,542	189,512
Empire Co. Ltd. Class A (non-vtg.)	1,809	127,933
Enbridge, Inc.	29,291	1,435,873
Encana Corp.	26,090	561,832
Enerplus Corp.	7,111	162,587
Fairfax Financial Holdings Ltd. (sub. vtg.)	712	335,218
Finning International, Inc.	6,071	174,499
First Capital Realty, Inc.	2,971	51,417
First Quantum Minerals Ltd.	20,740	491,894
Fortis, Inc.	8,147	250,683
Franco-Nevada Corp.	5,248	296,922
George Weston Ltd.	1,697	136,526
Gildan Activewear, Inc.	4,175	244,638
Goldcorp, Inc.	28,394	777,590
Great-West Lifeco, Inc.	10,336	301,070
H&R REIT/H&R Finance Trust	4,553	96,584
Husky Energy, Inc.	12,347	375,613
IGM Financial, Inc.	3,910	184,464
Imperial Oil Ltd.	10,221	524,478
Industrial Alliance Insurance and Financial Services, Inc.	3,633	159,301
Intact Financial Corp.	4,820	321,466
Inter Pipeline Ltd.	10,470	324,370
Keyera Corp.	2,825	211,470
Kinross Gold Corp. (a)	39,098	156,342
Loblaw Companies Ltd.	7,773	382,323
Magna International, Inc. Class A (sub. vtg.)	7,748	832,039
Manulife Financial Corp.	65,236	1,333,020
MEG Energy Corp. (a)	5,635	202,071
Methanex Corp.	3,413	222,118
Metro, Inc. Class A (sub. vtg.)	3,373	219,917
National Bank of Canada	11,381	509,371
Common Stocks - continued
	Shares	Value
Canada - continued
New Gold, Inc. (a)	17,172	$ 105,676
Onex Corp. (sub. vtg.)	3,401	197,912
Open Text Corp.	4,110	228,578
Pacific Rubiales Energy Corp.	11,167	213,539
Pembina Pipeline Corp.	11,339	475,045
Pengrowth Energy Corp.	16,867	107,512
Penn West Petroleum Ltd.	17,783	137,652
Peyto Exploration & Development Corp.	4,994	167,864
Potash Corp. of Saskatchewan, Inc.	30,242	1,073,662
Power Corp. of Canada (sub. vtg.)	13,357	392,986
Power Financial Corp.	8,840	284,897
RioCan (REIT)	4,832	120,008
Rogers Communications, Inc. Class B (non-vtg.)	12,734	497,284
Royal Bank of Canada	50,679	3,740,211
Saputo, Inc.	4,270	265,007
Shaw Communications, Inc. Class B	14,095	345,411
Silver Wheaton Corp.	12,105	316,183
SNC-Lavalin Group, Inc.	5,133	271,161
Sun Life Financial, Inc.	21,739	828,807
Suncor Energy, Inc.	52,297	2,147,326
Talisman Energy, Inc.	37,111	388,349
Teck Resources Ltd. Class B (sub. vtg.)	20,134	482,507
TELUS Corp.	7,491	261,483
The Toronto-Dominion Bank	64,794	3,388,411
Thomson Reuters Corp.	12,964	489,739
Tim Hortons, Inc.	371	20,728
Tim Hortons, Inc. (Canada)	4,786	267,359
Tourmaline Oil Corp. (a)	6,068	285,661
TransAlta Corp.	8,558	98,268
TransCanada Corp.	24,864	1,247,362
Turquoise Hill Resources Ltd. (a)	26,242	91,216
Valeant Pharmaceuticals International (Canada) (a)	11,250	1,318,923
Vermilion Energy, Inc.	3,761	248,215
Yamana Gold, Inc.	31,511	268,769
TOTAL CANADA		51,147,478
Cayman Islands - 1.1%
AAC Technology Holdings, Inc.	26,500	157,119
Agile Property Holdings Ltd.	36,000	30,587
Anta Sports Products Ltd.	37,000	60,814
ASM Pacific Technology Ltd.	8,100	86,043
Belle International Holdings Ltd.	170,000	210,568
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Biostime International Holdings Ltd.	5,000	$ 22,772
Chailease Holding Co. Ltd.	31,900	83,047
China Huishan Dairy Hld Co. Ltd. (d)	170,000	38,454
China Mengniu Dairy Co. Ltd.	47,000	227,529
China Resources Cement Holdings Ltd.	78,198	56,468
China Resources Land Ltd.	74,000	172,453
China State Construction International Holdings Ltd.	60,000	105,655
Country Garden Holdings Co. Ltd.	164,638	83,756
ENN Energy Holdings Ltd.	28,000	198,050
Evergrande Real Estate Group Ltd. (d)	219,000	94,927
GCL-Poly Energy Holdings Ltd. (a)	354,000	114,283
Geely Automobile Holdings Ltd.	185,000	74,382
Golden Eagle Retail Group Ltd. (H Shares)	14,000	18,028
Haitian International Holdings Ltd.	18,000	42,167
Hengan International Group Co. Ltd.	25,500	272,806
Intime Department Store Group Co. Ltd.	48,000	44,722
Kingboard Chemical Holdings Ltd.	21,400	44,906
Kingsoft Corp. Ltd. (a)	20,000	58,770
Lee & Man Paper Manufacturing Ltd.	47,000	28,512
Longfor Properties Co. Ltd.	46,500	66,840
MGM China Holdings Ltd.	35,600	130,177
New World China Land Ltd.	106,000	63,343
Sands China Ltd.	84,400	619,639
Shenzhou International Group Holdings Ltd.	20,000	62,964
Shimao Property Holdings Ltd.	47,500	109,214
Shui On Land Ltd.	105,503	28,292
Sino Biopharmaceutical Ltd.	96,000	82,281
SOHO China Ltd.	51,500	43,295
Tencent Holdings Ltd.	180,600	2,932,901
Tingyi (Cayman Islands) Holding Corp.	68,000	192,544
TPK Holding Co. Ltd.	8,295	51,943
Uni-President China Holdings Ltd.	39,605	32,500
Want Want China Holdings Ltd.	213,000	290,856
Wynn Macau Ltd.	54,000	230,116
Yingde Gases Group Co. Ltd.	44,000	48,023
Zhen Ding Technology Holding Ltd.	11,302	33,783
Zhongsheng Group Holdings Ltd. Class H	16,000	20,316
TOTAL CAYMAN ISLANDS		7,365,845
Chile - 0.3%
AES Gener SA	69,218	35,037
Aguas Andinas SA	97,664	61,803
Common Stocks - continued
	Shares	Value
Chile - continued
Banco de Chile	1,055,249	$ 131,180
Banco de Credito e Inversiones	1,188	65,318
Banco Santander Chile	2,167,539	137,662
CAP SA	3,258	44,146
Cencosud SA	42,610	132,591
Colbun SA (a)	257,068	66,286
Compania Cervecerias Unidas SA	5,512	61,963
Compania de Petroleos de Chile SA (COPEC)	15,734	192,685
CorpBanca SA	5,160,356	60,947
Empresa Nacional de Electricidad SA	108,548	161,163
Empresa Nacional de Telecomunicaciones SA (ENTEL)	4,791	58,201
Empresas CMPC SA	45,946	103,614
Enersis SA	677,255	227,626
LATAM Airlines Group SA (a)	10,767	126,675
S.A.C.I. Falabella	36,097	286,174
Vina Concha y Toro SA	12,259	24,002
TOTAL CHILE		1,977,073
China - 2.2%
Agricultural Bank of China Ltd. (H Shares)	765,000	370,605
Air China Ltd. (H Shares)	70,000	42,715
Aluminum Corp. of China Ltd. (H Shares) (a)	158,000	72,627
Anhui Conch Cement Co. Ltd. (H Shares) (d)	46,500	173,971
AviChina Industry & Technology Co. Ltd. (H Shares)	68,000	39,227
Bank Communications Co. Ltd. (H Shares)	314,000	240,589
Bank of China Ltd. (H Shares)	2,784,000	1,330,443
BBMG Corp. (H Shares)	44,000	34,270
Beijing Capital International Airport Co. Ltd. (H Shares)	58,000	39,679
BYD Co. Ltd. (H Shares) (a)	21,000	139,019
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	37,000	23,256
China BlueChemical Ltd. (H Shares)	78,000	40,174
China Cinda Asset Mngmt Co. Ltd. (H Shares)	158,000	90,049
China CITIC Bank Corp. Ltd. (H Shares)	289,000	191,353
China Coal Energy Co. Ltd. (H Shares) (d)	156,000	93,758
China Communications Construction Co. Ltd. (H Shares)	155,000	117,304
China Communications Services Corp. Ltd. (H Shares)	68,000	33,140
China Construction Bank Corp. (H Shares)	2,546,000	1,947,996
China Cosco Holdings Co. Ltd. (H Shares) (a)	72,000	31,050
China Everbright Bank Co. Ltd. (H Shares)	100,000	46,295
China International Marine Containers (Group) Ltd. (H Shares)	16,700	36,418
China Life Insurance Co. Ltd. (H Shares)	263,000	781,077
Common Stocks - continued
	Shares	Value
China - continued
China Longyuan Power Grid Corp. Ltd. (H Shares)	106,000	$ 107,705
China Merchants Bank Co. Ltd. (H Shares)	168,751	341,036
China Minsheng Banking Corp. Ltd. (H Shares)	216,500	223,641
China National Building Materials Co. Ltd. (H Shares)	102,000	101,695
China Oilfield Services Ltd. (H Shares)	68,000	169,274
China Pacific Insurance Group Co. Ltd. (H Shares)	96,200	377,842
China Petroleum & Chemical Corp. (H Shares)	908,000	888,936
China Railway Construction Corp. Ltd. (H Shares)	71,500	68,531
China Railway Group Ltd. (H Shares)	128,000	68,455
China Shenhua Energy Co. Ltd. (H Shares)	121,500	357,261
China Shipping Container Lines Co. Ltd. (H Shares) (a)	156,000	45,057
China Telecom Corp. Ltd. (H Shares)	500,000	281,822
China Vanke Co. Ltd. (H Shares) (a)	44,800	98,104
Chongqing Changan Automobile Co. Ltd. (B Shares)	34,300	73,596
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	97,000	47,977
CITIC Securities Co. Ltd. (H Shares)	38,000	94,856
CSR Corp. Ltd. (H Shares)	78,000	69,760
Datang International Power Generation Co. Ltd. (H Shares)	104,000	51,577
Dongfeng Motor Group Co. Ltd. (H Shares)	90,000	159,819
Great Wall Motor Co. Ltd. (H Shares)	37,000	152,218
Guangzhou Automobile Group Co. Ltd. (H Shares)	80,000	89,812
Guangzhou R&F Properties Co. Ltd. (H Shares)	39,600	58,060
Haitong Securities Co. Ltd. (H Shares)	48,400	80,226
Huaneng Power International, Inc. (H Shares)	114,000	126,545
Industrial & Commercial Bank of China Ltd. (H Shares)	2,602,000	1,774,610
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	35,000	51,476
Jiangsu Expressway Co. Ltd. (H Shares)	50,000	60,775
Jiangxi Copper Co. Ltd. (H Shares)	46,000	87,701
New China Life Insurance Co. Ltd. (H Shares)	30,800	111,551
People's Insurance Co. of China Group (H Shares)	237,000	104,378
PetroChina Co. Ltd. (H Shares)	746,000	966,869
PICC Property & Casualty Co. Ltd. (H Shares)	106,601	172,368
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	72,000	611,784
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	64,000	65,648
Shanghai Electric Group Co. Ltd. (H Shares)	82,000	36,381
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	15,000	49,400
Shanghai Pharma Holding Co. Ltd. (H Shares)	24,300	44,716
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	46,000	52,444
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	147,000	45,419
Sinopharm Group Co. Ltd. (H Shares)	36,400	106,664
Tsingtao Brewery Co. Ltd. (H Shares)	12,000	97,772
Weichai Power Co. Ltd. (H Shares)	17,400	75,819
Common Stocks - continued
	Shares	Value
China - continued
Yanzhou Coal Mining Co. Ltd. (H Shares)	78,000	$ 63,748
Zhejiang Expressway Co. Ltd. (H Shares)	50,000	54,015
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	19,500	66,691
Zijin Mining Group Co. Ltd. (H Shares)	200,000	51,945
ZTE Corp. (H Shares)	17,200	35,935
TOTAL CHINA		14,836,929
Colombia - 0.2%
Almacenes Exito SA	7,290	117,697
Cementos Argos SA	12,381	72,568
Cemex Latam Holdings SA (a)	4,824	47,553
Corporacion Financiera Colombiana SA	3,185	65,508
Ecopetrol SA	177,883	301,409
Grupo de Inversiones Suramerica SA	10,233	227,916
Interconexion Electrica SA ESP	13,185	64,845
Inversiones Argos SA	8,784	106,621
Isagen SA	24,857	42,979
TOTAL COLOMBIA		1,047,096
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	6,005	170,559
Komercni Banka A/S	522	113,609
Telefonica Czech Rep A S	2,853	37,618
TOTAL CZECH REPUBLIC		321,786
Denmark - 1.0%
A.P. Moller - Maersk A/S:
Series A	109	244,889
Series B	221	515,569
Carlsberg A/S Series B	3,655	351,177
Coloplast A/S Series B	3,787	320,945
Danske Bank A/S	23,202	672,117
DSV de Sammensluttede Vognmaend A/S	6,873	217,242
Novo Nordisk A/S Series B	70,097	3,226,718
Novozymes A/S Series B	8,484	420,528
Pandora A/S	4,108	282,120
TDC A/S	28,935	292,821
Tryg A/S	699	70,362
Vestas Wind Systems A/S (a)	8,025	363,043
William Demant Holding A/S (a)	886	77,140
TOTAL DENMARK		7,054,671
Common Stocks - continued
	Shares	Value
Egypt - 0.0%
Commercial International Bank SAE	16,134	$ 95,449
Commercial International Bank SAE sponsored GDR	14,156	82,813
Global Telecom Holding GDR (a)	10,000	34,900
Orascom Telecom Holding SAE (a)	35,582	25,629
Talaat Moustafa Group Holding	38,829	51,591
Telecom Egypt SAE	7,964	14,703
TOTAL EGYPT		305,085
Finland - 0.6%
Elisa Corp. (A Shares)	5,192	148,989
Fortum Corp.	15,256	392,228
Kone Oyj (B Shares)	11,144	469,607
Metso Corp.	4,029	158,560
Neste Oil Oyj (d)	4,196	77,537
Nokia Corp.	132,930	1,053,121
Nokian Tyres PLC (d)	3,944	137,153
Orion Oyj (B Shares)	3,459	128,624
Sampo Oyj (A Shares)	15,686	781,361
Stora Enso Oyj (R Shares)	18,511	167,065
UPM-Kymmene Corp.	18,814	307,857
Wartsila Corp.	5,117	258,454
TOTAL FINLAND		4,080,556
France - 6.4%
Accor SA	6,337	307,177
Aeroports de Paris	992	135,955
Air Liquide SA	4,792	609,717
Air Liquide SA	6,490	825,765
Alcatel-Lucent SA (a)	99,869	349,603
Alstom SA	7,579	272,581
Arkema SA	2,056	191,119
Atos Origin SA	2,830	221,156
AXA SA	63,988	1,472,893
BIC SA	942	129,923
BNP Paribas SA	37,323	2,473,879
Bollore	192	118,612
Bouygues SA	6,847	270,699
Bureau Veritas SA	7,971	205,466
Cap Gemini SA	5,206	378,042
Carrefour SA	21,461	742,286
Casino Guichard Perrachon SA	2,012	242,906
Christian Dior SA	1,959	341,409
Common Stocks - continued
	Shares	Value
France - continued
CNP Assurances	5,780	$ 113,696
Compagnie de St. Gobain	15,550	758,450
Credit Agricole SA	35,359	479,156
Danone SA	19,994	1,444,182
Dassault Systemes SA	4,546	305,218
Edenred SA	6,913	216,286
EDF SA	3,398	109,839
EDF SA	4,600	148,693
EDF SA	648	20,946
Essilor International SA	7,087	692,474
Eurazeo SA	1,234	92,815
Eutelsat Communications	5,636	194,634
Fonciere des Regions	960	96,399
GDF Suez	50,976	1,313,994
Gecina SA	774	110,535
Groupe Eurotunnel SA	16,303	215,860
ICADE	1,378	133,021
Iliad SA	917	252,949
Imerys SA	1,199	93,650
JCDecaux SA	2,346	80,546
Kering SA	2,622	561,583
Klepierre SA	3,792	179,521
L'Oreal SA	3,378	571,747
L'Oreal SA	597	101,046
L'Oreal SA	4,500	761,652
Lafarge SA (a)	449	34,926
Lafarge SA	3,400	264,470
Lafarge SA (Bearer)	2,671	207,765
Lagardere S.C.A. (Reg.)	4,006	119,354
Legrand SA	9,366	519,283
LVMH Moet Hennessy - Louis Vuitton SA	9,843	1,694,983
Michelin CGDE Series B	6,486	712,698
Natixis SA	33,410	216,083
Orange SA	64,639	1,012,203
Pernod Ricard SA	7,505	841,149
Peugeot Citroen SA (a)	13,262	199,073
Publicis Groupe SA	6,434	468,250
Remy Cointreau SA	747	61,167
Renault SA	6,728	561,899
Rexel SA	9,811	190,296
Safran SA	9,544	560,973
Sanofi SA	41,998	4,409,408
Common Stocks - continued
	Shares	Value
France - continued
Schneider Electric SA	18,385	$ 1,556,377
SCOR SE	5,202	167,352
Societe Generale Series A	25,509	1,282,797
Sodexo SA	1,785	178,094
Sodexo SA	512	51,084
Sodexo SA	1,068	106,557
Suez Environnement SA	9,604	179,400
Technip SA	3,649	336,903
Thales SA	3,078	175,250
Total SA	75,504	4,869,609
Unibail-Rodamco (a)	3,451	927,216
Valeo SA	2,678	321,770
Vallourec SA	4,015	177,606
Veolia Environnement SA	13,918	246,514
VINCI SA	17,038	1,177,697
Vivendi SA	42,766	1,074,879
Wendel SA	1,150	151,003
Zodiac Aerospace	6,936	217,099
TOTAL FRANCE		43,609,267
Germany - 5.7%
adidas AG	7,426	590,760
Allianz SE	16,033	2,669,272
Axel Springer Verlag AG	1,356	76,561
BASF AG	32,358	3,364,062
Bayer AG	29,144	3,860,380
Bayerische Motoren Werke AG (BMW)	11,485	1,373,959
Beiersdorf AG	3,480	314,729
Brenntag AG	1,847	297,405
Celesio AG	1,885	64,642
Commerzbank AG (a)	34,054	493,620
Continental AG	3,907	845,438
Daimler AG (Germany)	33,918	2,810,460
Deutsche Bank AG	48,565	1,660,849
Deutsche Boerse AG	6,790	493,158
Deutsche Lufthansa AG	8,049	143,078
Deutsche Post AG	34,057	1,095,181
Deutsche Telekom AG	109,529	1,777,398
Deutsche Wohnen AG (Bearer)	10,855	235,691
E.ON AG	70,397	1,331,966
Fraport AG Frankfurt Airport Services Worldwide	1,231	81,306
Fresenius Medical Care AG & Co. KGaA	7,515	520,924
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius SE & Co. KGaA	4,495	$ 673,529
GEA Group AG	6,634	298,877
Hannover Reuck SE	2,100	179,575
HeidelbergCement Finance AG	4,928	367,093
Henkel AG & Co. KGaA	4,198	400,632
Hochtief AG	886	74,553
Hugo Boss AG (a)	1,115	160,427
Infineon Technologies AG	40,215	445,608
K&S AG	5,783	178,067
Kabel Deutschland Holding AG	764	109,311
Lanxess AG	3,146	200,375
Linde AG	6,529	1,336,752
MAN SE	1,224	145,477
Merck KGaA	4,544	403,899
Metro AG (a)	5,752	208,114
Muenchener Rueckversicherungs AG	6,303	1,340,277
OSRAM Licht AG (a)	2,995	121,637
ProSiebenSat.1 Media AG	7,791	328,260
RWE AG	17,070	686,985
SAP AG	32,458	2,550,935
Siemens AG	27,949	3,451,595
Sky Deutschland AG (a)	16,432	148,632
Telefonica Deutschland Holding AG	10,051	79,057
Thyssenkrupp AG (a)	16,073	455,525
United Internet AG	4,271	171,287
Volkswagen AG	1,036	240,065
TOTAL GERMANY		38,857,383
Greece - 0.2%
Alpha Bank AE (a)	126,483	101,620
EFG Eurobank Ergasias SA (a)	277,196	124,716
Folli Follie SA (a)	1,374	57,587
Greek Organization of Football Prognostics SA	7,989	130,405
Hellenic Telecommunications Organization SA (a)	9,136	125,883
Jumbo SA	3,776	56,630
National Bank of Greece SA (a)	59,066	188,036
Piraeus Bank SA (a)	71,847	152,007
Public Power Corp. of Greece	4,688	68,738
Titan Cement Co. SA (Reg.)	1,431	44,072
TOTAL GREECE		1,049,694
Common Stocks - continued
	Shares	Value
Hong Kong - 2.7%
AIA Group Ltd.	424,400	$ 2,273,681
Bank of East Asia Ltd.	42,970	183,186
Beijing Enterprises Holdings Ltd.	19,500	169,804
BOC Hong Kong (Holdings) Ltd.	130,500	409,296
Cathay Pacific Airways Ltd.	46,000	86,904
Cheung Kong Holdings Ltd.	49,000	946,655
China Agri-Industries Holdings Ltd.	77,609	33,869
China Everbright International Ltd.	87,000	116,149
China Everbright Ltd.	24,000	37,032
China Insurance International Holdings Co. Ltd. (a)	29,400	63,956
China Merchants Holdings International Co. Ltd.	37,369	125,947
China Mobile Ltd.	213,000	2,327,376
China Overseas Land and Investment Ltd.	146,000	443,958
China Pharmaceutical Group Ltd.	48,000	37,283
China Resources Enterprise Ltd.	42,000	127,808
China Resources Power Holdings Co. Ltd.	72,000	201,133
China Unicom Ltd.	162,000	282,998
CITIC Pacific Ltd.	59,000	117,662
CLP Holdings Ltd.	67,000	557,350
CNOOC Ltd.	624,000	1,103,775
Far East Horizon Ltd.	46,000	35,274
Fosun International Ltd.	52,000	65,774
Franshion Properties China Ltd.	102,000	30,078
Galaxy Entertainment Group Ltd.	81,000	681,183
Guangdong Investment Ltd.	94,000	105,417
Hang Lung Properties Ltd.	81,000	250,157
Hang Seng Bank Ltd.	26,600	450,619
Henderson Land Development Co. Ltd.	38,574	244,679
HKT Trust/HKT Ltd. unit	90,860	107,311
Hong Kong & China Gas Co. Ltd.	222,182	485,146
Hong Kong Exchanges and Clearing Ltd.	38,439	861,062
Hutchison Whampoa Ltd.	75,000	1,017,408
Hysan Development Co. Ltd.	25,020	119,766
Lenovo Group Ltd.	222,000	302,827
Link (REIT)	82,047	465,498
MTR Corp. Ltd.	50,520	198,470
New World Development Co. Ltd.	186,898	235,686
PCCW Ltd.	146,539	90,101
Poly Property Group Co. Ltd.	57,000	27,660
Power Assets Holdings Ltd.	49,000	437,678
Shanghai Industrial Holdings Ltd.	18,000	59,908
Sino Land Ltd.	99,579	171,318
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Sino-Ocean Land Holdings Ltd.	102,091	$ 59,624
SJM Holdings Ltd.	68,000	181,673
Sun Art Retail Group Ltd. (d)	77,000	95,923
Sun Hung Kai Properties Ltd.	56,781	861,894
Sun Hung Kai Properties Ltd. warrants 4/22/16 (a)	3,861	9,598
Swire Pacific Ltd. (A Shares)	23,000	296,129
Swire Properties Ltd.	39,800	129,753
Techtronic Industries Co. Ltd.	46,500	139,374
Wharf Holdings Ltd.	54,000	430,380
Wheelock and Co. Ltd.	30,000	151,267
Yuexiu Property Co. Ltd.	148,000	33,162
TOTAL HONG KONG		18,477,619
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,475	71,389
OTP Bank PLC	7,811	135,790
Richter Gedeon PLC	5,293	86,935
TOTAL HUNGARY		294,114
India - 1.4%
ACC Ltd.	699	16,028
Adani Enterprises Ltd.	5,076	36,040
Adani Ports & Special Economic Zone	16,830	71,916
Aditya Birla Nuvo Ltd.	756	18,348
Ambuja Cements Ltd.	22,620	76,510
Apollo Hospitals Enterprise Ltd.	2,172	36,203
Asian Paints India Ltd.	8,771	90,607
Aurobindo Pharma Ltd.	4,200	49,123
Bajaj Auto Ltd.	2,945	100,527
Bharat Heavy Electricals Ltd.	19,473	72,863
Bharat Petroleum Corp. Ltd.	6,682	63,612
Bharti Airtel Ltd. (a)	20,467	125,508
Cairn India Ltd.	14,258	74,016
Cipla Ltd.	10,841	81,336
Coal India Ltd.	18,705	113,066
Dabur India Ltd.	8,093	27,581
Divi's Laboratories Ltd.	1,841	44,724
DLF Ltd.	17,033	55,054
Dr. Reddy's Laboratories Ltd.	4,256	196,545
GAIL India Ltd.	10,902	78,210
GlaxoSmithKline Consumer Healthcare Ltd.	360	28,872
Godrej Consumer Products Ltd.	4,245	58,648
Common Stocks - continued
	Shares	Value
India - continued
HCL Technologies Ltd.	8,218	$ 210,624
HDFC Bank Ltd.	14,354	206,998
Hero Motocorp Ltd.	3,219	137,838
Hindalco Industries Ltd.	36,499	114,568
Hindustan Unilever Ltd.	27,154	306,790
Housing Development Finance Corp. Ltd.	51,745	906,213
ICICI Bank Ltd. (a)	7,850	189,354
Idea Cellular Ltd.	36,257	93,442
Infosys Ltd.	15,481	855,550
Infosys Ltd. sponsored ADR (d)	600	32,892
ITC Ltd.	79,413	464,728
Jaiprakash Associates Ltd.	35,857	34,192
Jindal Steel & Power Ltd.	11,844	53,382
JSW Steel Ltd.	2,648	51,251
Larsen & Toubro Ltd.	11,678	287,362
LIC Housing Finance Ltd.	7,810	37,033
Mahindra & Mahindra Financial Services Ltd.	7,247	27,971
Mahindra & Mahindra Ltd.	12,409	244,282
Nestle India Ltd.	784	65,799
NTPC Ltd.	53,366	127,233
Oil & Natural Gas Corp. Ltd.	28,254	183,410
Oil India Ltd.	3,956	36,817
Piramal Enterprises Ltd.	2,759	29,462
Power Finance Corp. Ltd.	8,121	35,685
Power Grid Corp. of India Ltd.	35,757	78,285
Ranbaxy Laboratories Ltd. (a)	4,891	46,261
Reliance Capital Ltd.	4,027	38,472
Reliance Communication Ltd.	35,514	78,654
Reliance Industries Ltd.	45,253	747,088
Reliance Infrastructure Ltd. (a)	4,106	49,831
Reliance Power Ltd. (a)	12,443	18,881
Rural Electrification Corp. Ltd.	8,729	43,705
Sesa Sterlite Ltd.	43,746	207,898
Shriram Transport Finance Co. Ltd.	4,923	72,604
Siemens India Ltd.	2,168	31,214
State Bank of India	5,306	211,926
Sun Pharmaceutical Industries Ltd.	25,881	336,303
Tata Consultancy Services Ltd.	16,473	700,054
Tata Motors Ltd.	28,657	209,627
Tata Power Co. Ltd.	36,963	59,289
Tata Steel Ltd.	9,036	82,011
Tech Mahindra Ltd.	2,434	86,099
Common Stocks - continued
	Shares	Value
India - continued
Ultratech Cemco Ltd.	1,011	$ 40,222
United Breweries Ltd.	2,406	27,867
United Spirits Ltd.	2,483	96,411
Wipro Ltd.	20,777	185,622
Yes Bank Ltd.	6,298	55,523
TOTAL INDIA		9,752,060
Indonesia - 0.6%
PT Adaro Energy Tbk	507,200	51,028
PT Astra Agro Lestari Tbk	10,500	24,095
PT Astra International Tbk	712,000	470,166
PT Bank Central Asia Tbk	439,500	439,828
PT Bank Danamon Indonesia Tbk Series A	98,500	32,407
PT Bank Mandiri (Persero) Tbk	333,000	289,762
PT Bank Negara Indonesia (Persero) Tbk	242,000	104,822
PT Bank Rakyat Indonesia Tbk	390,000	374,077
PT Bumi Serpong Damai Tbk	223,500	30,203
PT Charoen Pokphand Indonesia Tbk	291,100	97,030
PT Global Mediacom Tbk	189,400	31,123
PT Gudang Garam Tbk	16,500	76,297
PT Indo Tambangraya Megah Tbk	17,400	38,779
PT Indocement Tunggal Prakarsa Tbk	48,500	104,997
PT Indofood CBP Sukses Makmur Tbk	33,500	30,155
PT Indofood Sukses Makmur Tbk	148,800	89,569
PT Jasa Marga Tbk (f)	71,500	39,004
PT Kalbe Farma Tbk	752,100	111,073
PT Lippo Karawaci Tbk	694,800	65,636
PT Matahari Department Store Tbk	48,000	59,719
PT Media Nusantara Citra Tbk	207,100	45,950
PT Perusahaan Gas Negara Tbk Series B	375,800	189,157
PT Semen Gresik (Persero) Tbk	108,500	152,185
PT Surya Citra Media Tbk	148,500	48,415
PT Tambang Batubara Bukit Asam Tbk (f)	40,200	39,786
PT Telkomunikasi Indonesia Tbk Series B	1,800,000	408,915
PT Tower Bersama Infrastructure Tbk	73,600	52,352
PT Unilever Indonesia Tbk (f)	55,600	145,482
PT United Tractors Tbk	59,800	117,280
PT XL Axiata Tbk	112,800	52,271
TOTAL INDONESIA		3,811,563
Ireland - 0.2%
Bank of Ireland (a)	835,975	293,746
Common Stocks - continued
	Shares	Value
Ireland - continued
CRH PLC	25,665	$ 599,034
CRH PLC sponsored ADR	800	18,792
James Hardie Industries PLC CDI	16,178	200,909
Kerry Group PLC Class A	5,668	421,230
Ryanair Holdings PLC (a)	827	7,571
Ryanair Holdings PLC sponsored ADR (a)	570	30,204
TOTAL IRELAND		1,571,486
Isle of Man - 0.0%
Genting Singapore PLC	222,000	236,717
Israel - 0.4%
Bank Hapoalim BM (Reg.)	37,336	218,607
Bank Leumi le-Israel BM (a)	44,583	175,805
Bezeq The Israeli Telecommunication Corp. Ltd.	70,492	131,661
Delek Group Ltd.	165	65,017
Israel Chemicals Ltd.	16,256	132,855
Israel Corp. Ltd. (Class A) (a)	96	56,798
Mizrahi Tefahot Bank Ltd.	4,893	62,111
NICE Systems Ltd.	1,282	50,903
NICE Systems Ltd. sponsored ADR	773	30,564
Teva Pharmaceutical Industries Ltd.	22,250	1,191,397
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,931	424,309
TOTAL ISRAEL		2,540,027
Italy - 1.6%
Assicurazioni Generali SpA	41,351	865,450
Atlantia SpA	14,659	389,049
Banca Monte dei Paschi di Siena SpA (a)	151,537	273,936
Banco Popolare Societa Cooperativa (a)	12,837	199,741
Enel Green Power SpA	64,283	178,182
Enel SpA	232,798	1,329,209
Eni SpA	89,528	2,278,122
EXOR SpA	3,698	142,117
Fiat SpA (a)	31,091	298,397
Finmeccanica SpA (a)	12,929	119,630
Intesa Sanpaolo SpA	402,758	1,196,040
Intesa Sanpaolo SpA (Risparmio Shares)	37,277	100,231
Luxottica Group SpA	5,780	318,878
Mediobanca SpA (a)	20,546	182,268
Pirelli & C. SpA	8,879	132,924
Prysmian SpA	7,390	157,538
Saipem SpA (a)	9,509	222,319
Common Stocks - continued
	Shares	Value
Italy - continued
Snam Rete Gas SpA	69,509	$ 410,465
Telecom Italia SpA (a)	355,440	409,571
Terna SpA	54,828	288,677
UniCredit SpA	156,702	1,229,614
Unione di Banche Italiane ScpA	30,989	256,652
Unipolsai SpA	29,316	89,110
TOTAL ITALY		11,068,120
Japan - 14.3%
ABC-MART, Inc.	1,100	59,404
ACOM Co. Ltd. (a)	14,900	58,669
Advantest Corp.	5,800	64,754
AEON Co. Ltd.	22,600	253,755
AEON Financial Service Co. Ltd.	3,900	88,882
AEON Mall Co. Ltd.	4,070	95,374
Air Water, Inc.	5,000	79,965
Aisin Seiki Co. Ltd.	6,800	264,098
Ajinomoto Co., Inc.	21,000	322,815
Alfresa Holdings Corp.	1,400	83,581
All Nippon Airways Ltd.	40,000	98,961
Amada Co. Ltd.	12,000	116,557
Aozora Bank Ltd.	42,000	142,720
Asahi Glass Co. Ltd.	34,000	201,477
Asahi Group Holdings	13,500	407,142
Asahi Kasei Corp.	46,000	363,544
Asics Corp.	5,400	114,601
Astellas Pharma, Inc.	77,200	1,046,879
Bandai Namco Holdings, Inc.	5,900	149,322
Bank of Kyoto Ltd.	11,000	99,920
Bank of Yokohama Ltd.	41,000	233,296
Benesse Holdings, Inc.	2,000	75,344
Bridgestone Corp.	23,100	833,687
Brother Industries Ltd.	8,000	143,130
Calbee, Inc.	2,700	80,182
Canon, Inc.	39,900	1,305,339
Casio Computer Co. Ltd. (d)	6,700	112,730
Central Japan Railway Co.	5,100	724,311
Chiba Bank Ltd.	28,000	203,826
Chiyoda Corp. (a)	6,000	71,040
Chubu Electric Power Co., Inc. (a)	23,000	267,366
Chugai Pharmaceutical Co. Ltd.	8,100	269,592
Chugoku Electric Power Co., Inc.	9,800	130,297
Common Stocks - continued
	Shares	Value
Japan - continued
Citizen Holdings Co. Ltd.	9,400	$ 74,739
Credit Saison Co. Ltd.	5,300	104,282
Dai Nippon Printing Co. Ltd.	21,000	215,425
Dai-ichi Mutual Life Insurance Co.	37,800	532,475
Daicel Chemical Industries Ltd.	10,000	100,924
Daido Steel Co. Ltd.	11,000	51,403
Daihatsu Motor Co. Ltd.	6,400	113,601
Daiichi Sankyo Kabushiki Kaisha	22,400	407,314
Daikin Industries Ltd.	8,300	570,036
Dainippon Sumitomo Pharma Co. Ltd.	5,400	66,016
Daito Trust Construction Co. Ltd.	2,500	301,315
Daiwa House Industry Co. Ltd.	21,000	426,284
Daiwa Securities Group, Inc.	59,000	495,363
DeNA Co. Ltd.	4,400	56,748
DENSO Corp.	17,300	797,972
Dentsu, Inc.	7,400	293,085
Don Quijote Holdings Co. Ltd.	1,900	102,664
East Japan Railway Co.	11,800	945,264
Eisai Co. Ltd.	9,100	385,475
Electric Power Development Co. Ltd.	4,300	138,534
FamilyMart Co. Ltd.	2,000	89,822
Fanuc Corp.	6,800	1,175,246
Fast Retailing Co. Ltd.	1,900	627,282
Fuji Electric Co. Ltd.	20,000	103,124
Fuji Heavy Industries Ltd.	20,700	590,308
Fujifilm Holdings Corp.	16,400	468,152
Fujitsu Ltd.	65,000	498,256
Fukuoka Financial Group, Inc.	27,000	138,125
GREE, Inc. (a)(d)	2,900	22,896
GungHo Online Entertainment, Inc. (d)	12,900	72,624
Gunma Bank Ltd.	14,000	82,373
Hakuhodo DY Holdings, Inc.	8,500	89,241
Hamamatsu Photonics K.K.	2,300	108,115
Hankyu Hanshin Holdings, Inc.	39,000	227,053
Hikari Tsushin, Inc.	500	36,607
Hino Motors Ltd.	8,500	117,547
Hirose Electric Co. Ltd.	1,100	154,598
Hiroshima Bank Ltd.	18,000	87,347
Hisamitsu Pharmaceutical Co., Inc.	2,100	83,651
Hitachi Chemical Co. Ltd.	4,200	73,878
Hitachi Construction Machinery Co. Ltd.	3,900	79,602
Hitachi High-Technologies Corp.	2,000	53,650
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi Ltd.	171,000	$ 1,325,387
Hitachi Metals Ltd.	7,000	113,830
Hokuhoku Financial Group, Inc.	40,000	82,128
Hokuriku Electric Power Co., Inc.	6,000	77,704
Honda Motor Co. Ltd.	57,500	2,001,637
Hoya Corp.	15,300	495,392
Hulic Co. Ltd.	8,800	103,643
Ibiden Co. Ltd.	4,200	83,925
Idemitsu Kosan Co. Ltd.	3,400	69,495
Iida Group Holdings Co. Ltd.	5,200	77,479
INPEX Corp.	30,900	457,958
Isetan Mitsukoshi Holdings Ltd.	11,100	137,550
Ishikawajima-Harima Heavy Industries Co. Ltd.	45,000	208,102
Isuzu Motors Ltd.	42,000	291,506
Itochu Corp.	52,400	667,196
ITOCHU Techno-Solutions Corp.	700	31,305
Iyo Bank Ltd.	7,600	76,986
J. Front Retailing Co. Ltd.	17,000	114,553
Japan Airlines Co. Ltd.	2,100	115,999
Japan Display, Inc.	13,200	75,430
Japan Exchange Group, Inc.	9,400	213,864
Japan Prime Realty Investment Corp.	27	93,410
Japan Real Estate Investment Corp.	40	224,838
Japan Retail Fund Investment Corp.	85	187,306
Japan Tobacco, Inc.	38,700	1,360,984
JFE Holdings, Inc.	17,800	375,688
JGC Corp.	7,000	212,117
Joyo Bank Ltd.	23,000	122,374
JSR Corp.	6,100	105,176
JTEKT Corp.	7,300	126,386
JX Holdings, Inc.	79,000	406,226
Kajima Corp.	31,000	144,152
Kakaku.com, Inc.	5,000	84,620
Kamigumi Co. Ltd.	9,000	86,078
Kaneka Corp.	11,000	66,154
Kansai Electric Power Co., Inc. (a)	24,900	227,441
Kansai Paint Co. Ltd.	8,000	134,061
Kao Corp.	18,000	740,236
Kawasaki Heavy Industries Ltd.	49,000	190,616
KDDI Corp.	20,500	1,178,400
Keihin Electric Express Railway Co. Ltd.	16,000	140,959
Keio Corp.	20,000	159,523
Common Stocks - continued
	Shares	Value
Japan - continued
Keisei Electric Railway Co.	11,000	$ 112,766
Keyence Corp.	1,610	701,388
Kikkoman Corp.	5,000	109,505
Kintetsu Corp.	65,000	236,688
Kirin Holdings Co. Ltd.	28,800	403,697
Kobe Steel Ltd.	112,000	182,316
Koito Manufacturing Co. Ltd.	3,800	104,123
Komatsu Ltd.	32,600	722,980
Konami Corp.	3,500	81,258
Konica Minolta, Inc.	16,500	176,153
Kubota Corp.	40,000	526,612
Kuraray Co. Ltd.	12,800	167,661
Kurita Water Industries Ltd.	3,600	82,722
Kyocera Corp.	11,400	552,183
Kyowa Hakko Kirin Co., Ltd.	8,000	109,909
Kyushu Electric Power Co., Inc. (a)	15,200	168,772
Lawson, Inc.	2,300	172,238
LIXIL Group Corp.	9,700	235,146
M3, Inc.	7,300	117,822
Mabuchi Motor Co. Ltd.	900	70,980
Makita Corp.	4,200	248,417
Marubeni Corp.	58,000	407,626
Marui Group Co. Ltd.	8,700	83,949
Maruichi Steel Tube Ltd.	1,500	41,522
Mazda Motor Corp. (d)	19,000	456,518
McDonald's Holdings Co. (Japan) Ltd.	2,500	62,924
Medipal Holdings Corp.	5,100	64,274
Meiji Holdings Co. Ltd.	2,000	143,353
Miraca Holdings, Inc.	1,900	87,932
Mitsubishi Chemical Holdings Corp.	46,200	202,200
Mitsubishi Corp.	49,600	1,045,164
Mitsubishi Electric Corp.	68,000	897,704
Mitsubishi Estate Co. Ltd.	44,000	1,075,936
Mitsubishi Gas Chemical Co., Inc.	13,000	84,480
Mitsubishi Heavy Industries Ltd.	106,000	690,975
Mitsubishi Logistics Corp.	4,000	60,647
Mitsubishi Materials Corp.	37,000	134,504
Mitsubishi Motors Corp. of Japan	22,800	259,762
Mitsubishi Tanabe Pharma Corp.	8,700	126,373
Mitsubishi UFJ Financial Group, Inc.	449,900	2,653,197
Mitsubishi UFJ Lease & Finance Co. Ltd.	18,700	104,741
Mitsui & Co. Ltd.	61,400	984,696
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui Chemicals, Inc.	33,000	$ 88,963
Mitsui Fudosan Co. Ltd.	33,000	1,089,786
Mitsui OSK Lines Ltd.	39,000	144,505
Mizuho Financial Group, Inc.	811,700	1,575,894
MS&AD Insurance Group Holdings, Inc.	17,900	407,446
Murata Manufacturing Co. Ltd.	7,100	676,810
Nabtesco Corp.	3,800	85,854
Nagoya Railroad Co. Ltd.	31,000	129,724
NEC Corp.	94,000	362,921
New Hampshire Foods Ltd.	6,000	122,824
Nexon Co. Ltd.	5,000	48,238
NGK Insulators Ltd.	9,000	212,943
NGK Spark Plug Co. Ltd. (a)	6,000	179,385
NHK Spring Co. Ltd.	6,300	61,696
Nidec Corp.	7,100	462,400
Nikon Corp.	11,500	178,364
Nintendo Co. Ltd.	3,700	411,033
Nippon Building Fund, Inc.	47	263,869
Nippon Electric Glass Co. Ltd.	14,000	78,435
Nippon Express Co. Ltd.	29,000	140,240
Nippon Paint Co. Ltd.	6,000	138,250
Nippon Prologis REIT, Inc.	44	102,344
Nippon Steel & Sumitomo Metal Corp.	266,700	805,344
Nippon Telegraph & Telephone Corp.	13,300	883,177
Nippon Yusen KK	57,000	163,318
Nissan Motor Co. Ltd.	88,400	867,240
Nisshin Seifun Group, Inc.	6,450	75,323
Nissin Food Holdings Co. Ltd.	2,000	109,892
Nitori Holdings Co. Ltd.	2,300	129,193
Nitto Denko Corp.	5,700	254,371
NKSJ Holdings, Inc.	11,950	301,755
NOK Corp.	3,600	73,510
Nomura Holdings, Inc.	127,200	803,087
Nomura Real Estate Holdings, Inc.	4,800	89,184
Nomura Research Institute Ltd.	4,100	129,089
NSK Ltd.	17,000	239,160
NTT Data Corp.	4,400	167,562
NTT DOCOMO, Inc.	53,700	941,691
NTT Urban Development Co.	4,500	49,026
Obayashi Corp.	22,000	160,562
Odakyu Electric Railway Co. Ltd.	23,000	225,314
Oji Holdings Corp.	26,000	104,643
Common Stocks - continued
	Shares	Value
Japan - continued
Olympus Corp. (a)	8,400	$ 302,264
OMRON Corp.	7,300	323,775
Ono Pharmaceutical Co. Ltd.	2,900	245,309
Oracle Corp. Japan	1,300	55,080
Oriental Land Co. Ltd.	1,800	338,015
ORIX Corp.	45,800	740,187
Osaka Gas Co. Ltd.	67,000	278,672
Otsuka Corp.	1,500	68,345
Otsuka Holdings Co. Ltd.	13,900	442,615
Panasonic Corp.	78,200	975,031
Park24 Co. Ltd.	3,700	67,878
Rakuten, Inc.	28,600	375,603
Resona Holdings, Inc.	77,400	431,318
Ricoh Co. Ltd.	24,300	278,174
Rinnai Corp.	1,300	118,359
ROHM Co. Ltd.	3,300	186,039
Sankyo Co. Ltd. (Gunma)	2,000	77,826
Sanrio Co. Ltd. (d)	1,500	43,232
Santen Pharmaceutical Co. Ltd.	2,700	159,167
SBI Holdings, Inc. Japan	7,230	84,349
Secom Co. Ltd.	7,400	450,114
Sega Sammy Holdings, Inc.	7,000	138,471
Seiko Epson Corp.	4,600	196,907
Sekisui Chemical Co. Ltd.	16,000	191,847
Sekisui House Ltd.	19,300	253,310
Seven & i Holdings Co., Ltd.	26,700	1,111,137
Seven Bank Ltd.	22,400	89,892
Sharp Corp. (a)	51,000	158,855
Shikoku Electric Power Co., Inc. (a)	6,500	85,707
Shimadzu Corp.	9,000	86,145
Shimamura Co. Ltd.	800	79,335
SHIMANO, Inc.	2,700	315,200
SHIMIZU Corp.	22,000	168,510
Shin-Etsu Chemical Co., Ltd.	14,600	926,052
Shinsei Bank Ltd.	56,000	118,413
Shionogi & Co. Ltd.	10,400	224,525
Shiseido Co. Ltd.	13,200	260,158
Shizuoka Bank Ltd.	18,000	193,995
Showa Shell Sekiyu K.K.	6,700	75,566
SMC Corp.	2,000	552,157
SoftBank Corp.	33,800	2,429,823
Sony Corp.	36,100	657,949
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Financial Holdings, Inc.	5,800	$ 94,989
Stanley Electric Co. Ltd.	4,800	124,499
Sumitomo Chemical Co. Ltd.	53,000	201,454
Sumitomo Corp.	39,500	520,533
Sumitomo Electric Industries Ltd.	26,800	392,821
Sumitomo Heavy Industries Ltd.	20,000	97,744
Sumitomo Metal Mining Co. Ltd.	19,000	316,526
Sumitomo Mitsui Financial Group, Inc.	44,900	1,830,325
Sumitomo Mitsui Trust Holdings, Inc.	116,000	504,798
Sumitomo Realty & Development Co. Ltd.	13,000	536,747
Sumitomo Rubber Industries Ltd.	5,900	85,457
Suntory Beverage & Food Ltd.	4,800	179,877
Suzuken Co. Ltd.	2,700	86,085
Suzuki Motor Corp.	12,900	430,473
Sysmex Corp.	5,000	194,103
T&D Holdings, Inc.	19,700	247,247
Taiheiyo Cement Corp.	39,000	151,000
Taisei Corp.	35,000	197,386
Taisho Pharmaceutical Holdings Co. Ltd.	1,100	78,307
Taiyo Nippon Sanso Corp.	8,000	70,153
Takashimaya Co. Ltd.	9,000	82,771
Takeda Pharmaceutical Co. Ltd.	27,900	1,272,588
TDK Corp.	4,200	201,479
Teijin Ltd.	29,000	71,816
Terumo Corp.	10,800	244,891
The Chugoku Bank Ltd.	5,700	87,576
The Hachijuni Bank Ltd.	17,000	104,507
The Suruga Bank Ltd.	6,000	116,992
THK Co. Ltd.	4,100	98,667
Tobu Railway Co. Ltd.	37,000	193,722
Toho Co. Ltd.	3,900	94,599
Toho Gas Co. Ltd.	15,000	82,884
Tohoku Electric Power Co., Inc.	16,300	177,987
Tokio Marine Holdings, Inc.	24,200	761,012
Tokyo Electric Power Co., Inc. (a)	49,100	191,569
Tokyo Electron Ltd.	6,000	391,940
Tokyo Gas Co. Ltd.	84,000	479,867
Tokyo Tatemono Co. Ltd.	15,000	128,113
Tokyu Corp.	40,000	287,566
Tokyu Fudosan Holdings Corp.	16,700	126,666
TonenGeneral Sekiyu K.K.	9,000	78,600
Toppan Printing Co. Ltd.	21,000	159,965
Common Stocks - continued
	Shares	Value
Japan - continued
Toray Industries, Inc.	53,000	$ 358,749
Toshiba Corp.	141,000	627,120
Toto Ltd.	10,000	125,347
Toyo Seikan Group Holdings Ltd.	5,900	91,888
Toyo Suisan Kaisha Ltd.	3,000	90,997
Toyoda Gosei Co. Ltd.	2,500	50,772
Toyota Industries Corp.	5,600	272,822
Toyota Motor Corp.	97,200	5,738,694
Toyota Tsusho Corp.	7,300	202,945
Trend Micro, Inc.	3,900	138,830
Unicharm Corp.	4,500	275,547
United Urban Investment Corp.	82	131,681
USS Co. Ltd.	7,200	125,781
West Japan Railway Co.	5,900	267,602
Yahoo! Japan Corp.	51,400	232,572
Yakult Honsha Co. Ltd.	3,300	174,368
Yamada Denki Co. Ltd.	32,200	114,286
Yamaguchi Financial Group, Inc.	7,000	71,702
Yamaha Corp.	5,900	89,904
Yamaha Motor Co. Ltd.	8,700	144,123
Yamato Holdings Co. Ltd.	13,200	274,966
Yamato Kogyo Co. Ltd.	1,400	45,507
Yamazaki Baking Co. Ltd.	4,000	50,629
Yaskawa Electric Corp.	7,600	99,049
Yokogawa Electric Corp.	8,100	102,020
Yokohama Rubber Co. Ltd.	7,000	60,609
TOTAL JAPAN		97,485,085
Korea (South) - 3.1%
AMOREPACIFIC Corp.	115	197,339
AMOREPACIFIC Group, Inc.	106	90,982
BS Financial Group, Inc.	6,123	97,774
Celltrion, Inc. (a)	2,173	83,351
Cheil Worldwide, Inc. (a)	2,430	50,836
CJ CheilJedang Corp.	265	85,272
CJ Corp.	507	71,472
Coway Co. Ltd.	1,950	168,062
Daelim Industrial Co.	1,023	91,517
Daewoo Engineering & Construction Co. Ltd. (a)	3,400	32,700
Daewoo International Corp.	1,866	67,172
Daewoo Securities Co. Ltd.	5,382	54,054
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,514	83,376
Common Stocks - continued
	Shares	Value
Korea (South) - continued
DGB Financial Group Co. Ltd.	4,150	$ 67,360
Dongbu Insurance Co. Ltd.	1,419	80,330
Doosan Co. Ltd.	194	23,177
Doosan Heavy Industries & Construction Co. Ltd.	2,175	63,334
Doosan Infracore Co. Ltd. (a)	5,236	65,807
E-Mart Co. Ltd.	735	165,017
GS Engineering & Construction Corp. (a)	1,953	73,801
GS Holdings Corp.	1,896	86,222
Halla Visteon Climate Control Corp.	1,090	53,743
Hana Financial Group, Inc.	10,343	416,481
Hankook Tire Co. Ltd.	2,481	135,780
Hanwha Chemical Corp.	3,824	66,567
Hanwha Corp.	1,918	54,355
Hanwha Life Insurance Co. Ltd.	5,650	37,498
Hite Jinro Co. Ltd.	830	18,269
Hotel Shilla Co.	1,255	133,707
Hyosung Corp.	658	47,785
Hyundai Department Store Co. Ltd.	568	80,886
Hyundai Engineering & Construction Co. Ltd.	2,320	141,406
Hyundai Fire & Marine Insurance Co. Ltd.	2,491	73,647
Hyundai Glovis Co. Ltd.	438	111,760
Hyundai Heavy Industries Co. Ltd.	1,516	218,515
Hyundai Industrial Development & Construction Co.	1,930	71,639
Hyundai Merchant Marine Co. Ltd. (a)	1,916	19,161
Hyundai Mipo Dockyard Co. Ltd.	451	53,426
Hyundai Mobis	2,387	712,951
Hyundai Motor Co.	5,336	1,263,002
Hyundai Steel Co.	2,554	194,545
Hyundai Wia Corp.	507	92,087
Industrial Bank of Korea	7,680	113,853
Kangwon Land, Inc.	3,858	127,902
KB Financial Group, Inc.	13,617	531,863
KCC Corp.	158	92,996
Kia Motors Corp.	9,284	544,945
Korea Aerospace Industries Ltd.	1,799	61,358
Korea Electric Power Corp.	8,771	361,893
Korea Gas Corp. (a)	1,041	61,945
Korea Investment Holdings Co. Ltd.	1,498	67,000
Korea Zinc Co. Ltd.	277	110,896
Korean Air Lines Co. Ltd. (a)	1,042	36,100
KT Corp.	2,367	76,341
KT&G Corp.	3,984	384,815
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Kumho Petro Chemical Co. Ltd.	376	$ 32,772
LG Chemical Ltd.	1,573	440,126
LG Corp.	3,343	223,839
LG Display Co. Ltd. (a)	8,284	271,905
LG Electronics, Inc.	3,767	279,028
LG Household & Health Care Ltd.	343	159,271
LG Innotek Co. Ltd. (a)	393	47,581
LG Telecom Ltd.	7,250	66,668
Lotte Chemical Corp.	489	82,432
Lotte Confectionery Co. Ltd.	20	40,310
Lotte Shopping Co. Ltd.	354	109,138
LS Cable Ltd.	496	34,937
LS Industrial Systems Ltd.	546	33,489
Mirae Asset Securities Co. Ltd.	960	43,305
NAVER Corp.	982	701,092
NCSOFT Corp.	536	80,257
Oci Co. Ltd. (a)	558	87,650
Orion Corp.	145	132,121
Paradise Co. Ltd.	1,200	38,756
POSCO	2,312	751,187
S-Oil Corp.	1,597	85,345
S1 Corp.	748	55,642
Samsung C&T Corp.	4,448	315,619
Samsung Card Co. Ltd.	960	44,675
Samsung Electro-Mechanics Co. Ltd.	1,990	121,248
Samsung Electronics Co. Ltd.	3,891	5,035,054
Samsung Engineering Co. Ltd. (a)	987	66,126
Samsung Fire & Marine Insurance Co. Ltd.	1,181	323,659
Samsung Heavy Industries Co. Ltd.	5,676	152,445
Samsung Life Insurance Co. Ltd.	2,065	210,168
Samsung SDI Co. Ltd.	2,686	413,532
Samsung Securities Co. Ltd.	2,174	102,481
Samsung Techwin Co. Ltd.	1,193	55,902
Shinhan Financial Group Co. Ltd.	14,999	740,658
Shinsegae Co. Ltd.	277	62,658
SK C&C Co. Ltd.	722	117,729
SK Energy Co. Ltd.	2,037	202,866
SK Holdings Co. Ltd.	945	160,037
SK Hynix, Inc. (a)	19,825	862,451
SK Networks Co. Ltd. (a)	2,860	31,124
SK Telecom Co. Ltd.	350	89,833
Woori Finance Holdings Co. Ltd. (a)	9,853	132,741
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Woori Investment & Securities Co. Ltd.	3,431	$ 37,287
Yuhan Corp.	216	37,003
TOTAL KOREA (SOUTH)		21,480,219
Luxembourg - 0.3%
Altice S.A.	2,764	158,612
ArcelorMittal SA (Netherlands) (d)	35,419	537,836
Millicom International Cellular SA (depository receipt)	2,412	205,598
RTL Group SA	1,417	144,584
SES SA (France) (depositary receipt)	10,676	392,417
Subsea 7 SA	10,398	173,676
Tenaris SA	16,795	361,548
TOTAL LUXEMBOURG		1,974,271
Malaysia - 0.8%
AirAsia Bhd	47,900	36,487
AMMB Holdings Bhd	65,700	142,255
Astro Malaysia Holdings Bhd	43,400	45,552
Axiata Group Bhd	92,900	202,176
Berjaya Sports Toto Bhd	16,139	19,415
British American Tobacco (Malaysia) Bhd	4,500	98,939
Bumi Armada Bhd	29,200	30,615
Bumiputra-Commerce Holdings Bhd	171,585	374,589
Dialog Group Bhd	128,822	74,781
DiGi.com Bhd	111,400	197,785
Felda Global Ventures Holdings Bhd	46,100	57,883
Gamuda Bhd	58,100	86,744
Genting Bhd	69,700	214,414
Genting Malaysia Bhd	100,000	137,436
Genting Plantations Bhd	5,000	17,204
Hong Leong Bank Bhd	24,100	106,485
Hong Leong Credit Bhd	5,600	30,504
IHH Healthcare Bhd	89,300	131,237
IJM Corp. Bhd	36,000	75,261
IOI Corp. Bhd	108,800	170,202
IOI Properties Group Sdn Bhd (a)	37,533	29,501
Kuala Lumpur Kepong Bhd	16,100	119,482
Lafarge Malaysia Bhd	15,400	46,889
Malayan Banking Bhd	154,930	477,752
Malaysia Airports Holdings Bhd	22,556	52,962
Malaysian Plantations Bhd	39,900	60,835
Maxis Bhd	76,500	161,538
Common Stocks - continued
	Shares	Value
Malaysia - continued
MISC Bhd	38,800	$ 78,903
MMC Corp. Bhd	17,700	13,857
Petronas Chemicals Group Bhd	97,300	201,721
Petronas Dagangan Bhd	9,300	53,895
Petronas Gas Bhd	24,900	183,136
PPB Group Bhd	17,700	82,828
Public Bank Bhd	95,590	590,643
RHB Capital Bhd	21,906	61,925
SapuraKencana Petroleum Bhd	125,000	168,093
Sime Darby Bhd	110,201	327,433
Telekom Malaysia Bhd	37,193	72,453
Tenaga Nasional Bhd	100,700	390,708
UEM Land Holdings Bhd	41,700	27,398
UMW Holdings Bhd	20,800	75,991
YTL Corp. Bhd	147,126	72,202
YTL Power International Bhd (a)	80,850	37,356
TOTAL MALAYSIA		5,637,465
Mauritius - 0.0%
Golden Agri-Resources Ltd.	255,000	108,857
Mexico - 1.1%
Alfa SA de CV Series A	97,400	266,192
America Movil S.A.B. de CV Series L	1,208,600	1,425,270
CEMEX S.A.B. de CV unit	411,013	515,476
Coca-Cola FEMSA S.A.B. de CV Series L	14,900	159,178
Compartamos S.A.B. de CV	39,200	79,023
Controladora Commercial Mexicana S.A.B. de CV unit	16,300	60,046
El Puerto de Liverpool S.A.B. de CV Class C	6,700	74,582
Embotelladoras Arca S.A.B. de CV	15,000	105,828
Fibra Uno Administracion SA de CV	68,900	242,140
Fomento Economico Mexicano S.A.B. de CV unit	68,300	642,444
Genomma Lab Internacional SA de CV (a)	28,600	76,454
Gruma S.A.B. de CV Series B (a)	5,800	63,475
Grupo Aeroportuario del Pacifico SA de CV Series B	11,100	74,551
Grupo Aeroportuario del Sureste SA de CV Series B	8,200	101,998
Grupo Bimbo S.A.B. de CV Series A	59,600	183,083
Grupo Carso SA de CV Series A1	19,000	107,418
Grupo Comercial Chedraui S.A.B. de CV	9,800	32,143
Grupo Financiero Banorte S.A.B. de CV Series O	87,500	581,524
Grupo Financiero Inbursa S.A.B. de CV Series O	84,400	257,031
Grupo Financiero Santander Mexico S.A.B. de CV	65,300	173,327
Grupo Lala S.A.B. de CV	20,000	51,029
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Mexico SA de CV Series B	135,424	$ 481,155
Grupo Televisa SA de CV	90,300	643,849
Industrias Penoles SA de CV	4,750	118,714
Kimberly-Clark de Mexico SA de CV Series A	57,000	144,915
Mexichem S.A.B. de CV	33,821	135,335
Minera Frisco S.A.B. de CV (a)	25,300	50,677
OHL Mexico S.A.B. de CV (a)	24,700	71,727
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	8,600	115,963
Wal-Mart de Mexico SA de CV Series V	184,500	457,761
TOTAL MEXICO		7,492,308
Netherlands - 2.1%
AEGON NV	63,695	516,545
Airbus Group NV	20,809	1,208,196
Akzo Nobel NV	8,443	609,259
ASML Holding NV (Netherlands)	12,677	1,195,571
CNH Industrial NV	33,479	309,776
Corio NV (a)	2,288	121,707
Delta Lloyd NV	6,887	159,218
Fugro NV (Certificaten Van Aandelen)	2,814	108,577
Gemalto NV (d)	2,680	261,828
Heineken Holding NV	3,809	242,985
Heineken NV (Bearer)	8,010	563,748
ING Groep NV (Certificaten Van Aandelen) (a)	135,451	1,759,182
Koninklijke Ahold NV	32,695	571,551
Koninklijke Boskalis Westminster NV	3,195	170,874
Koninklijke KPN NV (a)	114,328	365,581
Koninklijke Philips Electronics NV	33,890	1,044,509
OCI NV (a)	2,841	108,649
QIAGEN NV (a)	8,171	200,391
Randstad Holding NV	4,485	222,629
Reed Elsevier NV	24,826	559,318
Royal DSM NV	6,033	417,496
STMicroelectronics NV	21,601	179,824
TNT Express NV	14,396	116,240
Unilever NV (Certificaten Van Aandelen) (Bearer)	57,394	2,362,108
Vopak NV	2,347	108,896
Wolters Kluwer NV	10,846	300,560
Ziggo NV	5,391	243,166
TOTAL NETHERLANDS		14,028,384
Common Stocks - continued
	Shares	Value
New Zealand - 0.1%
Auckland International Airport Ltd.	35,664	$ 115,733
Contact Energy Ltd.	10,500	49,415
Fletcher Building Ltd.	23,280	180,360
Ryman Healthcare Group Ltd.	15,632	107,563
Telecom Corp. of New Zealand Ltd.	61,120	147,457
Xero Ltd. (a)	1,900	41,013
TOTAL NEW ZEALAND		641,541
Norway - 0.5%
Aker Solutions ASA	4,760	70,571
DNB ASA	34,133	608,127
Gjensidige Forsikring ASA	7,532	145,695
Norsk Hydro ASA	48,716	289,831
Orkla ASA	29,246	266,344
Statoil ASA	39,262	1,121,895
Telenor ASA	26,645	614,166
Yara International ASA	6,421	294,271
TOTAL NORWAY		3,410,900
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	7,183	84,113
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	67,570	84,955
Aboitiz Power Corp.	50,900	42,728
Alliance Global Group, Inc.	78,800	47,183
Ayala Corp.	6,040	90,687
Ayala Land, Inc.	182,500	129,466
Bank of the Philippine Islands (BPI)	26,341	57,197
BDO Unibank, Inc.	51,013	105,470
DMCI Holdings, Inc.	29,690	49,464
Globe Telecom, Inc.	1,340	53,259
International Container Terminal Services, Inc.	18,640	48,223
JG Summit Holdings, Inc.	88,730	107,700
Jollibee Food Corp.	12,780	51,649
Megaworld Corp.	370,000	35,740
Metro Pacific Investments Corp.	429,900	49,116
Metropolitan Bank & Trust Co.	13,465	26,396
Philippine Long Distance Telephone Co.	1,425	100,033
PNOC Energy Development Corp.	322,500	45,156
SM Investments Corp.	6,112	110,939
Common Stocks - continued
	Shares	Value
Philippines - continued
SM Prime Holdings, Inc.	256,900	$ 89,722
Universal Robina Corp.	28,370	104,771
TOTAL PHILIPPINES		1,429,854
Poland - 0.3%
Alior Bank SA (a)	1,812	44,860
Bank Handlowy w Warszawie SA	887	30,985
Bank Millennium SA	14,420	34,660
Bank Polska Kasa Opieki SA	4,927	262,116
Bank Zachodni WBK SA	953	108,409
BRE Bank SA	523	78,442
Cyfrowy Polsat SA	7,044	52,825
ENEA SA	7,190	34,933
Energa SA	6,100	39,353
Eurocash SA	2,385	29,466
Getin Noble Bank SA (a)	50,626	44,780
Grupa Lotos SA (a)	2,043	23,748
Jastrzebska Spolka Weglowa SA	1,239	16,499
KGHM Polska Miedz SA (Bearer)	4,741	195,016
Polish Oil & Gas Co. SA	62,500	96,946
Polska Grupa Energetyczna SA	27,370	182,449
Polski Koncern Naftowy Orlen SA	10,638	126,144
Powszechna Kasa Oszczednosci Bank SA	30,977	353,422
Powszechny Zaklad Ubezpieczen SA	2,140	301,766
Synthos SA	12,788	18,442
Tauron Polska Energia SA	35,470	57,633
Telekomunikacja Polska SA	23,433	77,352
Zaklady Azotowe w Tarnowie-Moscicach SA	1,912	44,603
TOTAL POLAND		2,254,849
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)(d)	1,249,144	179,310
Banco Espirito Santo SA (Reg.) (a)(d)	82,039	22,081
Energias de Portugal SA	79,064	370,865
Galp Energia SGPS SA Class B	13,904	246,877
Jeronimo Martins SGPS SA	9,011	117,887
TOTAL PORTUGAL		937,020
Qatar - 0.1%
Barwa Real Estate Co. (a)	3,100	32,098
Commercial Bank of Qatar (a)	1,300	24,279
Doha Bank (a)	1,000	15,463
Industries Qatar QSC (a)	1,100	52,387
Common Stocks - continued
	Shares	Value
Qatar - continued
Masraf al Rayan (a)(f)	13,247	$ 193,557
Qatar Electricity & Water Co. (f)	1,000	50,179
Qatar Islamic Bank (a)	1,500	43,546
Qatar National Bank SAQ (a)	1,700	84,510
Qatar Telecom (Qtel) Q.S.C. (a)	2,700	94,919
Vodafone Qatar QSC (a)	10,000	52,458
TOTAL QATAR		643,396
Russia - 1.0%
Alrosa Co. Ltd. (a)	75,000	92,573
Federal Grid Co. of Unified Energy System (a)	3,696,897	5,442
Gazprom OAO sponsored ADR (Reg. S)	207,338	1,523,934
LUKOIL Oil Co. sponsored ADR (United Kingdom)	17,998	1,008,788
Magnit OJSC GDR (Reg. S)	9,051	534,009
Megafon OJSC GDR	3,269	91,532
Mobile TeleSystems OJSC sponsored ADR	18,171	325,806
Moscow Exchange MICEX-RTS OAO (a)	37,000	58,966
Norilsk Nickel OJSC ADR	19,346	380,149
NOVATEK OAO GDR (Reg. S)	3,170	329,205
Rosneft Oil Co. OJSC GDR (Reg. S)	39,718	246,053
Rostelecom sponsored ADR	3,829	56,976
RusHydro JSC sponsored ADR	38,511	65,623
Sberbank (Savings Bank of the Russian Federation) (a)	1,860	3,832
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	97,288	813,328
Severstal GDR (Reg. S)	8,141	78,764
Sistema JSFC sponsored GDR	5,971	148,141
Surgutneftegas sponsored ADR	42,841	297,745
Tatneft OAO sponsored ADR	8,531	304,898
Uralkali OJSC GDR (Reg. S)	8,771	168,403
VTB Bank OJSC sponsored GDR (Reg. S)	92,520	203,266
TOTAL RUSSIA		6,737,433
Singapore - 1.0%
Ascendas Real Estate Investment Trust	75,000	139,939
CapitaCommercial Trust (REIT)	75,000	100,020
CapitaLand Ltd.	88,000	242,501
CapitaMall Trust	80,000	126,046
City Developments Ltd.	13,000	109,796
ComfortDelgro Corp. Ltd.	67,000	138,471
DBS Group Holdings Ltd.	59,059	860,450
Global Logistic Properties Ltd.	110,000	244,879
Hutchison Port Holdings Trust	196,000	145,823
Common Stocks - continued
	Shares	Value
Singapore - continued
Jardine Cycle & Carriage Ltd.	4,000	$ 148,640
Keppel Corp. Ltd.	52,000	455,780
Keppel Land Ltd.	26,000	75,619
Olam International Ltd.	38,000	74,947
Oversea-Chinese Banking Corp. Ltd.	88,462	706,007
SembCorp Industries Ltd.	33,000	144,509
SembCorp Marine Ltd.	27,000	89,359
Singapore Airlines Ltd.	21,000	173,406
Singapore Exchange Ltd.	28,000	157,959
Singapore Press Holdings Ltd.	61,000	202,682
Singapore Technologies Engineering Ltd.	54,000	163,996
Singapore Telecommunications Ltd.	279,000	907,449
StarHub Ltd.	22,000	74,949
United Overseas Bank Ltd.	44,947	867,417
UOL Group Ltd.	16,385	86,808
Wilmar International Ltd.	65,000	169,706
Yangzijiang Shipbuilding Holdings Ltd.	77,000	66,927
TOTAL SINGAPORE		6,674,085
South Africa - 1.6%
African Bank Investments Ltd.	42,096	24,183
African Rainbow Minerals Ltd.	3,892	72,396
Anglo American Platinum Ltd. (a)	1,879	82,590
AngloGold Ashanti Ltd. (a)	14,574	249,892
Aspen Pharmacare Holdings Ltd.	11,523	312,227
Assore Ltd.	947	31,414
Barclays Africa Group Ltd.	12,428	194,133
Barloworld Ltd.	7,406	70,448
Bidvest Group Ltd.	12,047	324,605
Coronation Fund Managers Ltd.	9,629	87,957
Discovery Holdings Ltd.	11,025	96,647
Exxaro Resources Ltd.	4,514	61,250
FirstRand Ltd.	106,243	428,519
Foschini Ltd.	7,194	78,810
Gold Fields Ltd.	29,518	116,358
Growthpoint Properties Ltd.	70,862	164,021
Harmony Gold Mining Co. Ltd. (a)	16,218	49,917
Impala Platinum Holdings Ltd. (a)	19,863	196,963
Imperial Holdings Ltd.	6,240	115,221
Investec Ltd.	9,224	79,621
Kumba Iron Ore Ltd.	2,127	74,392
Liberty Holdings Ltd.	3,242	39,153
Common Stocks - continued
	Shares	Value
South Africa - continued
Life Healthcare Group Holdings Ltd.	30,350	$ 124,819
Massmart Holdings Ltd.	4,285	56,065
Mediclinic International Ltd.	12,469	99,422
MMI Holdings Ltd.	33,853	82,052
Mr Price Group Ltd.	8,587	162,563
MTN Group Ltd.	59,112	1,226,010
Nampak Ltd.	19,680	74,881
Naspers Ltd. Class N	13,927	1,728,283
Nedbank Group Ltd.	7,433	162,205
Netcare Ltd.	37,924	109,284
Northam Platinum Ltd. (a)	14,320	58,773
Pick 'n Pay Stores Ltd.	8,814	48,143
Pretoria Portland Cement Co. Ltd.	18,687	56,045
Rand Merchant Insurance Holdings Ltd.	20,676	59,909
Redefine Properties Ltd. unit	121,336	108,855
Remgro Ltd.	16,693	360,994
RMB Holdings Ltd.	22,444	116,877
Sanlam Ltd.	63,884	364,013
Sappi Ltd. (a)	20,205	76,671
Sasol Ltd.	19,299	1,113,231
Shoprite Holdings Ltd.	16,534	249,776
Spar Group Ltd.	5,603	64,793
Standard Bank Group Ltd.	43,069	581,349
Steinhoff International Holdings Ltd.	64,752	323,669
Steinhoff International Holdings Ltd. rights 8/1/14 (a)	9,717	1,450
Tiger Brands Ltd.	5,964	171,723
Truworths International Ltd.	12,002	84,214
Vodacom Group Ltd.	13,651	159,794
Woolworths Holdings Ltd.	26,512	204,990
TOTAL SOUTH AFRICA		10,981,570
Spain - 2.5%
Abertis Infraestructuras SA	14,829	325,949
ACS Actividades de Construccion y Servicios SA	6,554	287,287
Amadeus IT Holding SA Class A	13,192	521,110
Banco Bilbao Vizcaya Argentaria SA	207,821	2,554,682
Banco de Sabadell SA	121,469	395,898
Banco Popular Espanol SA	62,228	381,802
Banco Santander SA	8,343	84,313
Banco Santander SA (Spain)	416,126	4,180,940
Bankia SA (a)	157,278	309,797
Criteria CaixaCorp SA	63,894	384,922
Common Stocks - continued
	Shares	Value
Spain - continued
Distribuidora Internacional de Alimentacion SA	22,188	$ 184,445
Enagas SA	7,144	238,102
Ferrovial SA	14,858	311,963
Gas Natural SDG SA	12,197	374,910
Grifols SA	5,103	231,098
Iberdrola SA	182,603	1,360,968
Inditex SA	37,600	1,100,362
International Consolidated Airlines Group SA (a)	31,269	175,606
International Consolidated Airlines Group SA CDI (a)	3,400	18,989
MAPFRE SA (Reg.)	33,382	128,826
Red Electrica Corporacion SA	3,914	336,475
Repsol YPF SA	31,229	778,636
Telefonica SA	143,967	2,347,022
Zardoya Otis SA	5,717	87,501
TOTAL SPAIN		17,101,603
Sweden - 2.1%
Alfa Laval AB	10,765	245,163
ASSA ABLOY AB (B Shares)	11,654	574,405
Atlas Copco AB:
(A Shares)	23,811	713,136
(B Shares)	13,619	368,994
Boliden AB	8,822	143,619
Electrolux AB (B Shares)	8,124	202,446
Elekta AB (B Shares) (d)	12,885	158,116
Getinge AB (B Shares)	7,511	183,360
H&M Hennes & Mauritz AB (B Shares)	33,553	1,376,032
Hexagon AB (B Shares)	9,054	281,535
Husqvarna AB (B Shares)	12,965	102,525
Industrivarden AB (C Shares)	4,088	76,270
Investment AB Kinnevik (B Shares)	8,505	353,851
Investor AB (B Shares)	15,809	570,648
Lundin Petroleum AB (a)	7,886	141,642
Nordea Bank AB	107,363	1,444,331
Sandvik AB	37,195	469,642
Securitas AB (B Shares)	11,450	133,369
Skandinaviska Enskilda Banken AB (A Shares)	54,198	728,328
Skanska AB (B Shares)	13,696	285,309
SKF AB (B Shares)	14,289	338,054
Svenska Cellulosa AB (SCA) (B Shares)	20,827	514,772
Svenska Handelsbanken AB (A Shares)	17,624	852,560
Common Stocks - continued
	Shares	Value
Sweden - continued
Swedbank AB (A Shares)	32,136	$ 825,971
Swedish Match Co. AB	7,270	238,286
Tele2 AB (B Shares)	10,486	128,069
Telefonaktiebolaget LM Ericsson (B Shares)	107,622	1,340,097
TeliaSonera AB	85,056	638,703
Volvo AB (B Shares)	53,154	651,884
TOTAL SWEDEN		14,081,117
Switzerland - 6.1%
ABB Ltd. (Reg.)	77,373	1,779,414
Actelion Ltd.	3,561	430,651
Adecco SA (Reg.)	6,084	456,593
Aryzta AG	3,260	295,956
Baloise Holdings AG	1,661	200,691
Barry Callebaut AG	78	96,218
Coca-Cola HBC AG	3,664	86,046
Compagnie Financiere Richemont SA Series A	18,397	1,754,168
Credit Suisse Group AG	53,615	1,454,455
Ems-Chemie Holding AG	267	115,467
Geberit AG (Reg.)	1,351	454,323
Givaudan SA	328	538,155
Holcim Ltd. (Reg.)	8,020	643,365
Julius Baer Group Ltd.	8,110	345,818
Kuehne & Nagel International AG	1,967	262,772
Lindt & Spruengli AG	4	249,265
Lindt & Spruengli AG (participation certificate)	33	171,546
Lonza Group AG	1,773	197,054
Nestle SA	113,612	8,411,821
Novartis AG	81,016	7,048,282
Pargesa Holding SA	1,005	85,155
Partners Group Holding AG	605	151,924
Roche Holding AG (participation certificate)	24,752	7,183,173
Schindler Holding AG:
(participation certificate)	1,754	262,690
(Reg.)	665	98,497
SGS SA (Reg.)	192	419,812
Sika AG (Bearer)	78	303,846
Sonova Holding AG Class B	1,931	300,673
Sulzer AG (Reg.)	896	118,809
Swatch Group AG (Bearer)	1,072	574,368
Swatch Group AG (Bearer) (Reg.)	1,718	172,509
Swiss Life Holding AG	1,105	256,445
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swiss Prime Site AG	1,898	$ 150,796
Swiss Re Ltd.	12,384	1,055,451
Swisscom AG	826	459,015
Syngenta AG (Switzerland)	3,297	1,167,976
Transocean Ltd. (Switzerland)	12,723	513,960
UBS AG	128,567	2,208,979
Zurich Insurance Group AG	5,218	1,519,895
TOTAL SWITZERLAND		41,996,033
Taiwan - 2.5%
Acer, Inc. (a)	82,000	64,832
Advanced Semiconductor Engineering, Inc.	210,916	249,878
Advantech Co. Ltd.	10,000	77,612
Asia Cement Corp.	73,987	102,528
Asia Pacific Telecom Co. Ltd.	71,000	41,779
ASUSTeK Computer, Inc.	25,000	263,547
AU Optronics Corp.	284,000	127,668
Catcher Technology Co. Ltd.	23,000	187,536
Cathay Financial Holding Co. Ltd.	291,285	483,528
Chang Hwa Commercial Bank	158,827	103,720
Cheng Shin Rubber Industry Co. Ltd.	57,899	144,812
Chicony Electronics Co. Ltd.	14,220	39,298
China Airlines Ltd. (a)	92,490	31,272
China Development Finance Holding Corp.	445,800	147,016
China Life Insurance Co. Ltd.	87,701	83,444
China Motor Co. Ltd.	11,000	10,575
China Steel Corp.	427,869	368,162
Chinatrust Financial Holding Co. Ltd.	489,611	341,860
Chunghwa Telecom Co. Ltd.	135,000	410,835
Clevo Co. Ltd.	13,161	24,175
Compal Electronics, Inc.	139,000	127,636
CTCI Corp.	17,000	28,064
Delta Electronics, Inc.	65,000	440,638
E.SUN Financial Holdings Co. Ltd.	204,148	135,437
ECLAT Textile Co. Ltd.	6,000	66,384
EPISTAR Corp.	30,000	65,158
EVA Airways Corp. (a)	37,400	18,388
Evergreen Marine Corp. (Taiwan) (a)	72,000	41,216
Far Eastern Department Stores Co. Ltd.	36,734	37,192
Far Eastern Textile Ltd.	106,560	118,785
Far EasTone Telecommunications Co. Ltd.	54,000	111,744
Farglory Land Development Co. Ltd.	21,398	29,936
Common Stocks - continued
	Shares	Value
Taiwan - continued
First Financial Holding Co. Ltd.	276,802	$ 187,619
Formosa Chemicals & Fibre Corp.	109,590	265,997
Formosa International Hotel Corp.	1,100	13,057
Formosa Petrochemical Corp.	39,000	99,134
Formosa Plastics Corp.	149,480	381,984
Formosa Taffeta Co. Ltd.	34,000	37,386
Foxconn Technology Co. Ltd.	27,060	66,721
Fubon Financial Holding Co. Ltd.	244,398	382,735
Giant Manufacturing Co. Ltd.	10,000	81,826
Hermes Microvision, Inc.	1,000	38,687
Highwealth Construction Corp.	16,400	37,615
HIWIN Technologies Corp.	7,111	76,239
Hon Hai Precision Industry Co. Ltd. (Foxconn)	394,300	1,347,885
Hotai Motor Co. Ltd.	8,000	103,364
HTC Corp.	25,000	108,810
Hua Nan Financial Holdings Co. Ltd.	196,003	125,686
Innolux Corp.	281,297	132,409
Innolux Corp. rights 8/4/14 (a)	18,130	1,086
Inotera Memories, Inc. (a)	79,000	134,687
Inventec Corp.	91,280	80,949
Kinsus Interconnect Technology Corp.	8,000	32,994
Largan Precision Co. Ltd.	4,000	306,555
Lite-On Technology Corp.	69,570	116,440
MediaTek, Inc.	49,970	771,478
Mega Financial Holding Co. Ltd.	335,632	294,031
Merida Industry Co. Ltd.	6,000	46,740
Nan Ya Plastics Corp.	168,780	391,218
Novatek Microelectronics Corp.	19,000	95,959
Pegatron Corp.	54,000	102,080
Phison Electronics Corp.	4,000	29,240
Pou Chen Corp.	68,000	75,826
Powertech Technology, Inc.	27,000	44,939
President Chain Store Corp.	19,000	150,781
Quanta Computer, Inc.	97,000	270,260
Radiant Opto-Electronics Corp.	16,241	67,295
Realtek Semiconductor Corp.	14,090	44,517
Ruentex Development Co. Ltd.	29,703	53,087
Ruentex Industries Ltd.	23,015	57,802
ScinoPharm Taiwan Ltd.	7,080	16,937
Shin Kong Financial Holding Co. Ltd.	258,399	85,621
Siliconware Precision Industries Co. Ltd.	110,000	149,775
Simplo Technology Co. Ltd.	10,200	55,220
Common Stocks - continued
	Shares	Value
Taiwan - continued
Sinopac Holdings Co.	253,611	$ 118,645
Standard Foods Corp.	11,876	33,675
Synnex Technology International Corp.	44,000	68,613
Taishin Financial Holdings Co. Ltd.	242,457	129,084
Taiwan Business Bank	98,532	31,325
Taiwan Cement Corp.	113,000	167,816
Taiwan Cooperative Financial Holding Co. Ltd.	214,038	127,079
Taiwan Fertilizer Co. Ltd.	28,000	56,630
Taiwan Glass Industry Corp.	44,225	38,728
Taiwan Mobile Co. Ltd.	58,600	178,915
Taiwan Semiconductor Manufacturing Co. Ltd.	868,000	3,471,664
TECO Electric & Machinery Co. Ltd.	74,000	93,578
Transcend Information, Inc.	4,000	13,635
TSRC Corp.	17,010	25,093
U-Ming Marine Transport Corp.	13,000	20,439
Unified-President Enterprises Corp.	159,652	303,190
Unimicron Technology Corp.	50,000	41,802
United Microelectronics Corp.	429,000	197,411
Vanguard International Semiconductor Corp.	23,000	32,834
Walsin Lihwa Corp. (a)	114,000	42,295
Wistron Corp.	90,047	85,830
WPG Holding Co. Ltd.	42,000	55,549
Yang Ming Marine Transport Corp. (a)	61,000	25,188
Yuanta Financial Holding Co. Ltd.	280,190	155,229
Yulon Motor Co. Ltd.	33,000	53,707
TOTAL TAIWAN		17,055,280
Thailand - 0.5%
Advanced Info Service PCL	3,100	19,949
Advanced Info Service PCL (For. Reg.)	34,700	223,305
Airports of Thailand PCL (For. Reg.)	13,800	91,352
Bangkok Bank PCL	18,400	112,212
Bangkok Bank PCL (For. Reg.)	17,200	104,894
Bangkok Dusit Medical Services PCL (For. Reg.)	109,000	57,417
Banpu PCL	20,800	20,010
Banpu PCL (For. Reg.)	25,500	24,531
BEC World PCL (For. Reg.)	34,100	52,868
BTS Group Holdings PCL	168,800	44,744
Bumrungrad Hospital PCL (For. Reg.)	10,000	37,361
C.P. ALL PCL (For. Reg.)	147,700	211,856
Central Pattana PCL (For. Reg.)	48,500	71,476
Charoen Pokphand Foods PCL	23,100	19,113
Common Stocks - continued
	Shares	Value
Thailand - continued
Charoen Pokphand Foods PCL (For. Reg.)	82,400	$ 68,177
Glow Energy PCL	7,000	18,417
Glow Energy PCL (For. Reg.)	14,000	36,835
Home Product Center PCL (For. Reg.)	93,200	29,810
Indorama Ventures PCL (For. Reg.)	40,700	33,005
IRPC PCL (For. Reg.)	378,700	39,735
Kasikornbank PCL	24,900	163,527
Kasikornbank PCL (For. Reg.)	39,100	256,784
Krung Thai Bank PCL (For. Reg.)	137,855	91,618
Minor International PCL (For. Reg.)	62,700	62,769
PTT Exploration and Production PCL (For. Reg.)	47,644	240,142
PTT Global Chemical PCL (For. Reg.)	52,139	106,292
PTT PCL	1,900	18,827
PTT PCL (For. Reg.)	28,600	283,391
Siam Cement PCL	4,100	54,642
Siam Cement PCL (For. Reg.)	12,800	170,588
Siam Commercial Bank PCL (For. Reg.)	57,100	314,447
Thai Oil PCL (For. Reg.)	26,500	42,478
TMB PCL (For. Reg.)	367,100	32,369
True Corp. PCL:
rights 8/28/14 (a)	83,576	7,942
(For. Reg.) (a)	215,000	63,038
TOTAL THAILAND		3,225,921
Turkey - 0.4%
Akbank T.A.S.	64,267	255,832
Anadolu Efes Biracilik Ve Malt Sanayii A/S (a)	6,446	78,214
Arcelik A/S	8,967	56,912
Bim Birlesik Magazalar A/S JSC	7,486	177,473
Coca-Cola Icecek Sanayi A/S	2,338	58,646
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	69,285	89,888
Enka Insaat ve Sanayi A/S	13,005	33,987
Eregli Demir ve Celik Fabrikalari T.A.S.	47,337	100,073
Ford Otomotiv Sanayi A/S (a)	3,001	41,245
Haci Omer Sabanci Holding A/S	34,746	162,152
Koc Holding A/S	25,001	131,259
Koza Altin Isletmeleri A/S	1,096	11,355
TAV Havalimanlari Holding A/S	4,501	37,074
Tofas Turk Otomobil Fabrikasi A/S	3,937	24,436
Tupras Turkiye Petrol Rafinelleri A/S	4,323	105,614
Turk Hava Yollari AO (a)	21,476	64,644
Turk Sise ve Cam Fabrikalari A/S	14,301	20,823
Common Stocks - continued
	Shares	Value
Turkey - continued
Turk Telekomunikasyon A/S	18,793	$ 56,393
Turkcell Iletisim Hizmet A/S (a)	30,525	199,612
Turkiye Garanti Bankasi A/S	83,022	341,903
Turkiye Halk Bankasi A/S	21,696	164,026
Turkiye Is Bankasi A/S Series C	60,812	170,278
Turkiye Vakiflar Bankasi TAO	26,198	61,742
Ulker Biskuvi Sanayi A/S	5,847	45,296
Yapi ve Kredi Bankasi A/S	28,498	65,167
TOTAL TURKEY		2,554,044
United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC (a)	40,500	99,126
Aldar Properties PJSC (a)	115,000	118,035
Arabtec Holding Co. (a)	36,000	41,655
DP World Ltd.	5,953	118,465
Dubai Financial Market PJSC (a)	66,000	61,633
Dubai Islamic Bank Pakistan Ltd. (a)	15,000	31,690
Emaar Properties PJSC (a)	68,500	182,204
First Gulf Bank PJSC	16,000	79,280
National Bank of Abu Dhabi PJSC (a)	22,000	86,849
TOTAL UNITED ARAB EMIRATES		818,937
United Kingdom - 13.9%
3i Group PLC	35,492	226,202
Aberdeen Asset Management PLC	31,248	218,304
Admiral Group PLC	6,988	171,895
Aggreko PLC	8,675	251,911
AMEC PLC	10,127	194,569
Anglo American PLC (United Kingdom)	49,298	1,323,946
Antofagasta PLC	14,253	195,033
ARM Holdings PLC	49,295	701,787
ASOS PLC (a)	1,689	71,460
Associated British Foods PLC	12,403	581,713
AstraZeneca PLC (United Kingdom)	44,450	3,245,584
Aviva PLC	104,546	884,751
Babcock International Group PLC	17,789	329,764
BAE Systems PLC	110,597	798,792
Barclays PLC	576,959	2,187,075
BG Group PLC	120,269	2,371,616
BHP Billiton PLC	74,527	2,542,267
BP PLC	621,104	5,058,114
BP PLC sponsored ADR	5,058	247,690
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British American Tobacco PLC (United Kingdom)	66,464	$ 3,893,622
British Land Co. PLC	34,297	407,062
British Sky Broadcasting Group PLC	35,688	529,616
BT Group PLC	278,509	1,823,372
Bunzl PLC	11,271	302,749
Burberry Group PLC	15,498	369,977
Capita Group PLC	22,984	466,423
Capital Shopping Centres Group PLC	32,144	178,436
Carnival PLC	6,668	240,199
Centrica PLC	179,899	938,506
Cobham PLC	41,299	203,946
Compass Group PLC	59,640	974,178
Croda International PLC	4,651	164,976
Diageo PLC	88,546	2,659,243
Direct Line Insurance Group PLC	52,852	254,306
easyJet PLC	6,097	133,302
Fresnillo PLC	7,154	112,447
G4S PLC (United Kingdom)	56,081	237,840
GKN PLC	58,901	340,491
GlaxoSmithKline PLC	171,203	4,125,779
Hammerson PLC	26,100	264,828
Hargreaves Lansdown PLC	8,689	150,364
HSBC Holdings PLC (United Kingdom)	663,796	7,116,508
ICAP PLC	18,856	110,721
IMI PLC	9,835	235,285
Imperial Tobacco Group PLC	33,913	1,472,034
Inmarsat PLC	15,327	188,640
InterContinental Hotel Group PLC	8,147	330,530
Intertek Group PLC	5,693	246,439
Investec PLC	20,090	174,508
ITV PLC	135,833	478,605
J Sainsbury PLC	42,504	224,535
Johnson Matthey PLC	7,359	367,632
Kingfisher PLC	83,502	423,775
Land Securities Group PLC	27,920	491,642
Legal & General Group PLC	210,087	831,393
Lloyds Banking Group PLC (a)	2,014,118	2,510,954
London Stock Exchange Group PLC	6,119	200,209
Marks & Spencer Group PLC	57,821	419,958
Meggitt PLC	26,966	231,503
Melrose PLC	38,821	172,505
National Grid PLC	131,124	1,867,630
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Next PLC	5,454	$ 623,381
Old Mutual PLC	170,325	563,042
Pearson PLC	28,559	549,329
Persimmon PLC	10,869	229,927
Prudential PLC	90,196	2,073,053
Reckitt Benckiser Group PLC	22,789	2,017,996
Reed Elsevier PLC	40,640	654,906
Rexam PLC	24,362	206,063
Rio Tinto PLC	44,855	2,563,645
Rolls-Royce Group PLC	66,420	1,166,224
Royal & Sun Alliance Insurance Group PLC	35,308	273,433
Royal Bank of Scotland Group PLC (a)	86,334	514,590
Royal Dutch Shell PLC:
Class A (Netherlands)	17,247	709,234
Class A (United Kingdom)	114,685	4,715,375
Class A sponsored ADR	2,561	209,567
Class B (United Kingdom)	86,601	3,729,196
Royal Mail PLC	22,504	158,585
SABMiller PLC	33,980	1,857,590
Sage Group PLC	39,220	244,400
Schroders PLC	4,344	175,282
Scottish & Southern Energy PLC	34,216	841,663
Segro PLC	29,048	175,520
Severn Trent PLC	8,403	274,514
Smith & Nephew PLC	31,359	539,679
Smiths Group PLC	14,276	307,303
Sports Direct International PLC (a)	9,653	108,865
Standard Chartered PLC (United Kingdom)	85,635	1,781,196
Standard Life PLC	82,697	523,286
Tate & Lyle PLC	15,899	167,496
Tesco PLC	285,561	1,238,970
The Weir Group PLC	7,574	328,247
Travis Perkins PLC	9,092	257,113
TUI Travel PLC	19,553	119,732
Tullow Oil PLC	31,620	388,903
Unilever PLC	45,248	1,955,010
United Utilities Group PLC	23,881	358,833
Vodafone Group PLC	906,041	3,017,204
Vodafone Group PLC sponsored ADR	2,563	85,143
Whitbread PLC	6,405	465,308
Common Stocks - continued
	Shares	Value
United Kingdom - continued
William Hill PLC	31,632	$ 188,304
WM Morrison Supermarkets PLC	75,170	213,969
TOTAL UNITED KINGDOM		95,040,217
United States of America - 0.0%
Coca-Cola HBC AG sponsored ADR	3,147	73,419
Southern Copper Corp.	5,917	194,433
TOTAL UNITED STATES OF AMERICA		267,852
TOTAL COMMON STOCKS (Cost $603,203,729)		657,257,807
Nonconvertible Preferred Stocks - 1.7%

Brazil - 1.0%
AES Tiete SA (PN) (non-vtg.)	3,600	29,451
Banco Bradesco SA (PN)	76,290	1,163,811
Banco do Estado Rio Grande do Sul SA	8,100	41,201
Bradespar SA (PN)	7,200	72,992
Braskem SA (PN-A)	3,900	24,118
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	9,900	47,520
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	5,100	246,149
Companhia Energetica de Minas Gerais (CEMIG) (PN)	27,187	221,331
Companhia Energetica de Sao Paulo Series B	6,900	87,985
Companhia Paranaense de Energia-Copel (PN-B)	3,900	60,509
Gerdau SA (PN)	29,200	171,821
Itau Unibanco Holding SA	97,553	1,509,250
Itausa-Investimentos Itau SA (PN)	114,348	478,309
Lojas Americanas SA (PN)	14,597	92,970
Metalurgica Gerdau SA (PN)	8,600	61,181
Oi SA (PN)	91,548	59,317
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	150,700	1,268,703
Suzano Papel e Celulose SA	13,200	51,200
Telefonica Brasil SA	9,900	198,982
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	15,100	53,578
Vale SA (PN-A)	63,300	812,751
TOTAL BRAZIL		6,753,129
Nonconvertible Preferred Stocks - continued
	Shares	Value
Chile - 0.0%
Embotelladora Andina SA Class B	10,186	$ 36,237
Sociedad Quimica y Minera de Chile SA (PN-B)	3,214	88,937
TOTAL CHILE		125,174
Colombia - 0.1%
Banco Davivienda SA	3,654	61,875
BanColombia SA (PN)	14,663	226,577
Grupo Aval Acciones y Valores SA	40,186	29,764
Grupo de Inversiones Suramerica SA	2,568	54,295
Inversiones Argos SA	5,290	63,872
TOTAL COLOMBIA		436,383
France - 0.0%
Air Liquide SA (a)	826	105,097
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,136	203,132
FUCHS PETROLUB AG	2,588	104,310
Henkel AG & Co. KGaA	6,270	699,206
Porsche Automobil Holding SE (Germany)	5,343	501,748
Volkswagen AG	5,734	1,340,215
TOTAL GERMANY		2,848,611
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	208,038	194,510
Korea (South) - 0.2%
Hyundai Motor Co.	792	128,215
Hyundai Motor Co. Series 2	1,512	252,538
LG Chemical Ltd.	366	70,752
Samsung Electronics Co. Ltd.	734	758,996
TOTAL KOREA (SOUTH)		1,210,501
Russia - 0.0%
AK Transneft OAO (a)	55	113,606
Sberbank (Savings Bank of the Russian Federation) (a)	24,295	38,861
Surgutneftegas	91,433	67,381
TOTAL RUSSIA		219,848
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,550,333)		11,893,253
Government Obligations - 0.2%
	Principal Amount	Value
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 11/28/14 to 3/5/15 (g) (Cost $1,299,696)	$ 1,300,000	$ 1,299,701
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	11,502,857	11,502,857
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,255,137	2,255,137
TOTAL MONEY MARKET FUNDS (Cost $13,757,994)		13,757,994
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $629,811,752)		684,208,755
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(597,700)
NET ASSETS - 100%		$ 683,611,055
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
102 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2014	$ 9,767,520	$ (138,471)
64 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2014	3,374,720	16,176
7 TME S&P/TSX 60 Index Contracts (Canada)	Sept. 2014	1,133,764	24,603
TOTAL EQUITY INDEX CONTRACTS		$ 14,276,004	$ (97,692)

The face value of futures purchased as a percentage of net assets is 2.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,444 or 0.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $598,874.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,953
Fidelity Securities Lending Cash Central Fund	133,244
Total	$ 148,197
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 71,202,489	$ 35,868,865	$ 35,333,624	$ -
Consumer Staples	65,155,437	23,824,976	41,330,461	-
Energy	61,879,704	25,747,443	36,132,261	-
Financials	181,027,798	71,940,796	109,087,002	-
Health Care	54,063,528	11,388,176	42,675,352	-
Industrials	72,687,043	34,560,944	38,126,099	-
Information Technology	46,593,849	4,146,448	42,447,401	-
Materials	57,610,744	29,223,906	28,386,838	-
Telecommunication Services	35,050,197	10,591,194	24,459,003	-
Utilities	23,880,271	14,297,214	9,583,057	-
Government Obligations	1,299,701	-	1,299,701	-
Money Market Funds	13,757,994	13,757,994	-	-
Total Investments in Securities:	$ 684,208,755	$ 275,347,956	$ 408,860,799	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 40,779	$ 40,779	$ -	$ -
Liabilities
Futures Contracts	$ (138,471)	$ (138,471)	$ -	$ -
Total Derivative Instruments:	$ (97,692)	$ (97,692)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 90,533,254
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $630,131,921. Net unrealized appreciation aggregated $54,076,834, of which $79,058,242 related to appreciated investment securities and $24,981,408 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Global ex U.S. Index
Fund

July 31, 2014

1.899285.104

SGX-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 5.5%
AGL Energy Ltd.	69,035	$ 941,012
ALS Ltd.	45,102	323,384
Alumina Ltd. (a)	268,667	394,993
Amcor Ltd.	150,430	1,439,809
AMP Ltd.	356,610	1,800,130
APA Group unit	96,002	662,681
Asciano Ltd.	122,076	677,643
ASX Ltd.	22,622	755,499
Australia & New Zealand Banking Group Ltd.	335,162	10,464,304
Bank of Queensland Ltd.	42,879	494,868
Bendigo & Adelaide Bank Ltd.	50,487	593,990
BHP Billiton Ltd.	369,271	13,111,498
BHP Billiton Ltd. sponsored ADR	10,717	761,872
Boral Ltd.	100,103	492,425
Brambles Ltd.	192,881	1,669,792
Caltex Australia Ltd.	16,292	370,641
CFS Retail Property Trust unit	267,615	536,377
Coca-Cola Amatil Ltd.	66,784	569,550
Cochlear Ltd.	6,457	379,115
Commonwealth Bank of Australia	196,712	15,172,354
Computershare Ltd.	55,170	665,782
Crown Ltd.	49,445	739,904
CSL Ltd.	59,563	3,710,986
DEXUS Property Group unit	684,517	752,087
Federation Centres unit	164,893	392,005
Flight Centre Travel Group Ltd.	6,655	290,325
Fortescue Metals Group Ltd.	191,885	860,267
Goodman Group unit	203,785	999,047
Harvey Norman Holdings Ltd.	58,678	166,497
Iluka Resources Ltd.	53,567	433,984
Incitec Pivot Ltd.	207,440	567,690
Insurance Australia Group Ltd.	278,604	1,621,441
Leighton Holdings Ltd.	13,194	268,337
Lend Lease Group unit	64,824	808,951
Macquarie Group Ltd.	35,306	1,889,564
Metcash Ltd.	102,527	276,958
Mirvac Group unit	440,098	736,204
National Australia Bank Ltd.	287,234	9,326,382
Newcrest Mining Ltd. (a)	93,049	929,546
Orica Ltd.	45,058	910,040
Origin Energy Ltd.	135,486	1,784,308
Qantas Airways Ltd. (a)	119,946	146,973
Common Stocks - continued
	Shares	Value
Australia - continued
QBE Insurance Group Ltd.	149,467	$ 1,510,759
QR National Ltd.	260,979	1,204,995
Ramsay Health Care Ltd.	16,503	735,220
realestate.com.au Ltd.	6,354	276,735
Rio Tinto Ltd.	52,891	3,212,796
Santos Ltd.	122,548	1,641,786
Scentre Group unit (a)	648,111	2,029,354
SEEK Ltd.	39,423	595,896
Sonic Healthcare Ltd.	44,300	740,968
SP AusNet unit (a)	208,385	259,568
Stockland Corp. Ltd. unit	277,205	1,038,343
Suncorp Group Ltd. (a)	155,910	2,049,915
Sydney Airport unit	135,553	537,722
Tabcorp Holdings Ltd.	87,096	281,432
Tatts Group Ltd.	182,061	597,867
Telstra Corp. Ltd.	536,105	2,718,646
The GPT Group unit	198,873	748,748
Toll Holdings Ltd.	88,131	442,751
TPG Telecom Ltd.	25,000	126,963
Transurban Group unit	213,908	1,536,071
Treasury Wine Estates Ltd.	75,676	346,787
Wesfarmers Ltd.	139,912	5,665,624
Westfield Corp. unit	251,411	1,731,871
Westpac Banking Corp.	370,300	11,775,561
Westpac Banking Corp. sponsored ADR (d)	9,826	313,351
Woodside Petroleum Ltd.	79,954	3,138,511
Woolworths Ltd.	153,363	5,227,277
WorleyParsons Ltd.	23,492	386,955
TOTAL AUSTRALIA		130,761,687
Austria - 0.2%
Andritz AG	9,328	505,872
Erste Group Bank AG	31,661	816,328
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG	113,201	358,491
OMV AG	18,160	730,973
Raiffeisen International Bank-Holding AG	13,871	382,438
Telekom Austria AG	24,696	236,445
Vienna Insurance Group AG	4,262	212,187
Voestalpine AG	14,551	642,210
TOTAL AUSTRIA		3,884,944
Common Stocks - continued
	Shares	Value
Bailiwick of Guernsey - 0.0%
Friends Life Group Ltd.	172,003	$ 964,975
Bailiwick of Jersey - 1.0%
Experian PLC	120,937	2,076,490
Glencore Xstrata PLC	1,304,234	7,928,079
Petrofac Ltd.	30,556	565,917
Randgold Resources Ltd.	10,904	938,910
Shire PLC	72,346	5,954,682
Wolseley PLC	32,236	1,684,968
WPP PLC	163,403	3,252,793
TOTAL BAILIWICK OF JERSEY		22,401,839
Belgium - 0.8%
Ageas	26,807	963,985
Anheuser-Busch InBev SA NV	98,034	10,581,081
Belgacom SA (d)	17,990	588,266
Colruyt NV	9,040	438,686
Delhaize Freres & Compagnie Le Lion SA sponsored ADR	14,036	227,804
Delhaize Group SA	9,642	629,209
Groupe Bruxelles Lambert SA	9,908	985,761
KBC Groupe SA (a)	30,069	1,637,533
Solvay SA Class A	7,377	1,193,777
Telenet Group Holding NV (a)	6,879	368,361
UCB SA	13,332	1,225,376
Umicore SA	14,139	683,475
TOTAL BELGIUM		19,523,314
Bermuda - 0.5%
Apollo Solar Energy Technology Holdings Ltd.	1,194,000	187,050
Beijing Enterprises Water Group Ltd.	376,000	244,373
Brilliance China Automotive Holdings Ltd.	382,000	717,846
Cheung Kong Infrastructure Holdings Ltd.	74,000	521,334
China Gas Holdings Ltd.	236,000	455,299
China Resources Gas Group Ltd.	108,000	339,699
Citic 21CN Co. Ltd. (a)	300,000	226,853
Cosco Pacific Ltd.	207,377	311,622
Credicorp Ltd. (United States)	8,345	1,234,392
First Pacific Co. Ltd.	268,078	320,485
GOME Electrical Appliances Holdings Ltd.	1,287,418	217,304
Haier Electronics Group Co. Ltd.	130,000	371,229
Kerry Properties Ltd.	73,500	268,279
Kunlun Energy Co. Ltd.	380,000	645,402
Li & Fung Ltd.	722,000	961,792
Common Stocks - continued
	Shares	Value
Bermuda - continued
Nine Dragons Paper (Holdings) Ltd.	183,000	$ 150,572
Noble Group Ltd.	508,497	575,636
NWS Holdings Ltd.	172,225	318,628
Seadrill Ltd.	46,921	1,696,556
Shangri-La Asia Ltd.	178,000	280,785
Sihuan Pharmaceutical Holdings Group Ltd.	510,000	312,649
Yue Yuen Industrial (Holdings) Ltd.	83,500	279,044
TOTAL BERMUDA		10,636,829
Brazil - 1.2%
All America Latina Logistica SA	55,400	212,443
Ambev SA (a)	510,330	3,524,792
Banco Bradesco SA	72,200	1,125,922
Banco do Brasil SA	101,400	1,238,924
Banco Santander SA (Brasil) unit	96,900	650,912
BB Seguridade Participacoes SA	70,600	1,030,021
BM&F BOVESPA SA	235,400	1,256,504
BR Malls Participacoes SA	47,100	406,902
BR Properties SA	22,700	140,377
Brasil Foods SA	70,700	1,729,521
CCR SA	117,700	925,518
Centrais Eletricas Brasileiras SA (Electrobras)	32,600	89,807
Cetip SA - Mercados Organizado	24,260	339,399
Cielo SA	83,130	1,520,615
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	28,600	253,256
Companhia de Saneamento de Minas Gerais	5,600	91,698
Companhia Siderurgica Nacional SA (CSN)	74,000	373,466
Cosan SA Industria e Comercio	13,500	221,177
CPFL Energia SA	27,600	240,873
Cyrela Brazil Realty SA	34,600	191,701
Drogasil SA	23,800	199,002
Duratex SA	34,366	126,785
Ecorodovias Infraestrutura e Logistica SA (a)	18,900	114,129
Embraer SA	54,700	519,575
Energias do Brasil SA	23,600	110,263
Estacio Participacoes SA	35,700	442,955
Fibria Celulose SA (a)	20,895	205,105
Hypermarcas SA (a)	40,300	321,334
JBS SA	89,100	327,927
Klabin SA unit	56,800	284,156
Kroton Educacional SA	37,048	986,640
Common Stocks - continued
	Shares	Value
Brazil - continued
Localiza Rent A Car SA	19,460	$ 309,816
Lojas Americanas SA	14,375	75,336
Lojas Renner SA	14,800	446,854
M. Dias Branco SA	4,200	172,258
Multiplan Empreendimentos Imobiliarios SA	13,600	323,103
Natura Cosmeticos SA	19,500	303,663
Odontoprev SA	34,800	142,805
Petroleo Brasileiro SA - Petrobras (ON)	296,511	2,351,177
Porto Seguro SA	13,300	182,492
Qualicorp SA (a)	26,300	304,298
Souza Cruz SA	45,100	418,647
Sul America SA unit	18,542	111,558
Terna Participacoes SA unit	12,000	108,112
TIM Participacoes SA	90,003	476,842
Totvs SA	13,300	229,742
Tractebel Energia SA	19,100	286,153
Ultrapar Participacoes SA	35,600	819,879
Vale SA	135,800	1,948,337
Vale SA sponsored ADR (d)	26,400	378,840
Via Varejo SA unit (a)	15,000	158,083
Weg SA	34,060	408,345
TOTAL BRAZIL		29,158,039
Canada - 7.5%
Agnico Eagle Mines Ltd. (Canada)	21,275	791,020
Agrium, Inc.	18,111	1,651,060
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	50,811	1,390,563
AltaGas Ltd. (d)	15,322	693,484
ARC Resources Ltd. (d)	38,425	1,058,639
ATCO Ltd. Class I (non-vtg.)	8,657	379,515
Athabasca Oil Corp. (a)	35,288	201,627
Bank of Montreal (d)	78,680	5,864,469
Bank of Nova Scotia	147,517	10,013,054
Barrick Gold Corp.	140,712	2,542,327
Baytex Energy Corp. (d)	14,616	626,544
BCE, Inc. (d)	31,478	1,425,582
Bell Aliant, Inc.	8,032	227,623
BlackBerry Ltd. (a)	58,391	544,788
Bombardier, Inc. Class B (sub. vtg.)	169,622	580,263
Brookfield Asset Management, Inc. Class A	67,360	3,004,898
CAE, Inc.	36,221	462,417
Cameco Corp.	48,049	968,604
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian Imperial Bank of Commerce (d)	48,931	$ 4,541,942
Canadian National Railway Co.	103,089	6,891,509
Canadian Natural Resources Ltd.	133,295	5,810,530
Canadian Oil Sands Ltd. (d)	59,623	1,273,554
Canadian Pacific Railway Ltd.	21,529	4,093,738
Canadian Tire Ltd. Class A (non-vtg.) (d)	9,513	903,707
Canadian Utilities Ltd. Class A (non-vtg.)	14,099	506,496
Catamaran Corp. (a)	25,545	1,163,213
Cenovus Energy, Inc.	92,922	2,854,091
CGI Group, Inc. Class A (sub. vtg.) (a)	25,779	924,673
CI Financial Corp. (d)	27,722	897,498
Crescent Point Energy Corp. (d)	47,867	1,953,137
Dollarama, Inc.	7,914	651,425
Eldorado Gold Corp.	82,341	610,940
Empire Co. Ltd. Class A (non-vtg.)	6,534	462,087
Enbridge, Inc. (d)	95,759	4,694,198
Encana Corp.	90,867	1,956,764
Enerplus Corp. (d)	25,636	586,147
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,518	1,185,505
Finning International, Inc.	20,026	575,609
First Capital Realty, Inc.	9,613	166,366
First Quantum Minerals Ltd.	69,846	1,656,548
Fortis, Inc.	24,880	765,556
Franco-Nevada Corp.	18,201	1,029,779
George Weston Ltd.	5,970	480,294
Gildan Activewear, Inc.	14,476	848,234
Goldcorp, Inc.	98,786	2,705,324
Great-West Lifeco, Inc. (d)	36,342	1,058,579
H&R REIT/H&R Finance Trust	15,045	319,155
Husky Energy, Inc.	42,844	1,303,376
IGM Financial, Inc.	12,489	589,200
Imperial Oil Ltd. (d)	36,683	1,882,344
Industrial Alliance Insurance and Financial Services, Inc.	11,432	501,274
Intact Financial Corp. (d)	16,076	1,072,176
Inter Pipeline Ltd. (d)	39,762	1,231,862
Keyera Corp.	9,169	686,361
Kinross Gold Corp. (a)	134,546	538,011
Loblaw Companies Ltd.	20,684	1,017,364
Magna International, Inc. Class A (sub. vtg.)	27,930	2,999,334
Manulife Financial Corp.	226,261	4,623,373
MEG Energy Corp. (a)	16,688	598,432
Methanex Corp.	11,195	728,571
Common Stocks - continued
	Shares	Value
Canada - continued
Metro, Inc. Class A (sub. vtg.)	10,822	$ 705,586
National Bank of Canada (d)	39,078	1,748,986
New Gold, Inc. (a)	56,711	348,999
Onex Corp. (sub. vtg.)	11,300	657,573
Open Text Corp.	14,637	814,039
Pacific Rubiales Energy Corp.	35,843	685,401
Pembina Pipeline Corp. (d)	39,449	1,652,708
Pengrowth Energy Corp. (d)	59,770	380,980
Penn West Petroleum Ltd. (d)	61,744	477,938
Peyto Exploration & Development Corp. (d)	16,718	561,943
Potash Corp. of Saskatchewan, Inc.	106,297	3,773,795
Power Corp. of Canada (sub. vtg.)	42,845	1,260,575
Power Financial Corp.	30,645	987,633
RioCan (REIT)	16,856	418,637
Rogers Communications, Inc. Class B (non-vtg.) (d)	43,922	1,715,228
Royal Bank of Canada	175,683	12,965,755
Saputo, Inc.	14,839	920,948
Shaw Communications, Inc. Class B (d)	48,435	1,186,943
Silver Wheaton Corp.	43,415	1,134,002
SNC-Lavalin Group, Inc.	18,886	997,692
Sun Life Financial, Inc. (d)	74,630	2,845,297
Suncor Energy, Inc.	182,876	7,508,927
Talisman Energy, Inc.	126,141	1,320,006
Teck Resources Ltd. Class B (sub. vtg.)	69,840	1,673,700
TELUS Corp.	24,795	865,500
The Toronto-Dominion Bank	223,957	11,711,861
Thomson Reuters Corp. (d)	45,409	1,715,409
Tim Hortons, Inc.	4,141	231,358
Tim Hortons, Inc. (Canada)	13,132	733,590
Tourmaline Oil Corp. (a)	19,673	926,138
TransAlta Corp. (d)	35,170	403,841
TransCanada Corp.	87,127	4,370,933
Turquoise Hill Resources Ltd. (a)	106,973	371,833
Valeant Pharmaceuticals International (Canada) (a)	38,920	4,562,887
Vermilion Energy, Inc. (d)	11,336	748,144
Yamana Gold, Inc.	92,705	790,715
TOTAL CANADA		175,940,253
Cayman Islands - 1.1%
AAC Technology Holdings, Inc.	83,000	492,108
Agile Property Holdings Ltd.	146,000	124,046
Anta Sports Products Ltd.	88,000	144,639
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
ASM Pacific Technology Ltd.	26,200	$ 278,312
Belle International Holdings Ltd.	543,000	672,579
Biostime International Holdings Ltd.	22,000	100,196
Chailease Holding Co. Ltd.	88,440	230,240
Chaoda Modern Agriculture (Holdings) Ltd. (a)	58,000	1,798
China Huishan Dairy Hld Co. Ltd.	700,000	158,339
China Mengniu Dairy Co. Ltd.	167,000	808,454
China Resources Cement Holdings Ltd.	203,035	146,615
China Resources Land Ltd.	266,000	619,900
China State Construction International Holdings Ltd.	204,000	359,228
Country Garden Holdings Co. Ltd.	519,786	264,428
ENN Energy Holdings Ltd.	94,000	664,881
Evergrande Real Estate Group Ltd.	781,000	338,528
GCL-Poly Energy Holdings Ltd. (a)	1,247,000	402,574
Geely Automobile Holdings Ltd.	580,000	233,198
Golden Eagle Retail Group Ltd. (H Shares)	62,000	79,837
Haitian International Holdings Ltd.	84,000	196,780
Hengan International Group Co. Ltd.	93,000	994,939
Intime Department Store Group Co. Ltd.	196,500	183,081
Kingboard Chemical Holdings Ltd.	69,600	146,050
Kingsoft Corp. Ltd. (a)	79,000	232,142
Lee & Man Paper Manufacturing Ltd.	194,000	117,687
Longfor Properties Co. Ltd.	169,500	243,644
MGM China Holdings Ltd.	123,600	451,962
New World China Land Ltd.	338,000	201,981
Sands China Ltd.	294,800	2,164,331
Shenzhou International Group Holdings Ltd.	61,000	192,041
Shimao Property Holdings Ltd.	153,500	352,934
Shui On Land Ltd.	433,170	116,160
Sino Biopharmaceutical Ltd.	388,000	332,553
SOHO China Ltd.	328,000	275,743
Tencent Holdings Ltd.	628,000	10,198,569
Tingyi (Cayman Islands) Holding Corp.	228,000	645,587
TPK Holding Co. Ltd.	26,496	165,918
Uni-President China Holdings Ltd.	150,020	123,107
Want Want China Holdings Ltd.	735,000	1,003,660
Wynn Macau Ltd.	191,200	814,782
Yingde Gases Group Co. Ltd.	121,000	132,065
Zhen Ding Technology Holding Ltd.	30,230	90,360
Zhongsheng Group Holdings Ltd. Class H	70,000	88,884
TOTAL CAYMAN ISLANDS		25,584,860
Common Stocks - continued
	Shares	Value
Chile - 0.3%
AES Gener SA	290,161	$ 146,874
Aguas Andinas SA	294,398	186,300
Banco de Chile	3,042,347	378,199
Banco de Credito e Inversiones	3,810	209,479
Banco Santander Chile	7,615,677	483,677
CAP SA	7,724	104,660
Cencosud SA	134,356	418,079
Colbun SA (a)	944,529	243,550
Compania Cervecerias Unidas SA	19,535	219,604
Compania de Petroleos de Chile SA (COPEC)	57,331	702,098
CorpBanca SA	15,574,022	183,938
Empresa Nacional de Electricidad SA	376,793	559,429
Empresa Nacional de Telecomunicaciones SA (ENTEL)	14,347	174,287
Empresas CMPC SA	151,520	341,697
Enersis SA	2,307,845	775,670
LATAM Airlines Group SA (a)	44,439	522,830
LATAM Airlines Group SA sponsored ADR (a)	341	3,997
S.A.C.I. Falabella	91,040	721,757
Vina Concha y Toro SA	59,320	116,145
TOTAL CHILE		6,492,270
China - 2.1%
Agricultural Bank of China Ltd. (H Shares)	2,676,000	1,296,390
Air China Ltd. (H Shares)	222,000	135,467
Aluminum Corp. of China Ltd. (H Shares) (a)	424,000	194,898
Anhui Conch Cement Co. Ltd. (H Shares)	152,000	568,679
AviChina Industry & Technology Co. Ltd. (H Shares)	212,000	122,296
Bank Communications Co. Ltd. (H Shares)	1,022,200	783,216
Bank of China Ltd. (H Shares)	9,615,024	4,594,913
BBMG Corp. (H Shares)	124,500	96,968
Beijing Capital International Airport Co. Ltd. (H Shares)	312,000	213,448
BYD Co. Ltd. (H Shares) (a)	64,500	426,988
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	149,240	93,805
China BlueChemical Ltd. (H Shares)	194,000	99,920
China Cinda Asset Mngmt Co. Ltd. (H Shares)	450,000	256,469
China CITIC Bank Corp. Ltd. (H Shares)	950,293	629,208
China Coal Energy Co. Ltd. (H Shares)	562,000	337,768
China Communications Construction Co. Ltd. (H Shares)	507,000	383,697
China Communications Services Corp. Ltd. (H Shares)	258,000	125,738
China Construction Bank Corp. (H Shares)	8,934,649	6,836,079
China Cosco Holdings Co. Ltd. (H Shares) (a)	282,000	121,613
Common Stocks - continued
	Shares	Value
China - continued
China Everbright Bank Co. Ltd. (H Shares)	300,000	$ 138,885
China International Marine Containers (Group) Ltd. (H Shares)	75,200	163,988
China Life Insurance Co. Ltd. (H Shares)	907,000	2,693,677
China Longyuan Power Grid Corp. Ltd. (H Shares)	325,000	330,227
China Merchants Bank Co. Ltd. (H Shares)	572,691	1,157,376
China Minsheng Banking Corp. Ltd. (H Shares)	735,360	759,616
China National Building Materials Co. Ltd. (H Shares)	332,000	331,008
China Oilfield Services Ltd. (H Shares)	228,000	567,566
China Pacific Insurance Group Co. Ltd. (H Shares)	332,000	1,303,989
China Petroleum & Chemical Corp. (H Shares)	3,087,800	3,022,970
China Railway Construction Corp. Ltd. (H Shares)	236,000	226,201
China Railway Group Ltd. (H Shares)	490,000	262,053
China Shenhua Energy Co. Ltd. (H Shares)	437,500	1,286,433
China Shipping Container Lines Co. Ltd. (H Shares) (a)	501,000	144,703
China Telecom Corp. Ltd. (H Shares)	1,920,000	1,082,197
China Vanke Co. Ltd. (H Shares) (a)	145,200	317,962
Chongqing Changan Automobile Co. Ltd. (B Shares)	108,000	231,731
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	275,000	136,018
CITIC Securities Co. Ltd. (H Shares)	118,000	294,552
CSR Corp. Ltd. (H Shares)	197,000	176,190
Datang International Power Generation Co. Ltd. (H Shares)	360,000	178,536
Dongfeng Motor Group Co. Ltd. (H Shares)	314,000	557,592
Great Wall Motor Co. Ltd. (H Shares)	131,500	540,990
Guangzhou Automobile Group Co. Ltd. (H Shares)	271,376	304,661
Guangzhou R&F Properties Co. Ltd. (H Shares)	111,600	163,623
Haitong Securities Co. Ltd. (H Shares)	138,000	228,743
Huaneng Power International, Inc. (H Shares)	376,000	417,377
Industrial & Commercial Bank of China Ltd. (H Shares)	9,119,008	6,219,324
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	120,200	176,784
Jiangsu Expressway Co. Ltd. (H Shares)	146,000	177,463
Jiangxi Copper Co. Ltd. (H Shares)	163,000	310,767
New China Life Insurance Co. Ltd. (H Shares)	116,500	421,938
People's Insurance Co. of China Group (H Shares)	584,000	257,201
PetroChina Co. Ltd. (H Shares)	2,550,000	3,304,980
PICC Property & Casualty Co. Ltd. (H Shares)	414,020	669,447
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	230,500	1,958,559
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	228,000	233,869
Shanghai Electric Group Co. Ltd. (H Shares)	306,000	135,762
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	40,000	131,734
Shanghai Pharma Holding Co. Ltd. (H Shares)	77,600	142,797
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	114,500	130,540
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	410,000	126,679
Common Stocks - continued
	Shares	Value
China - continued
Sinopharm Group Co. Ltd. (H Shares)	116,400	$ 341,092
Tsingtao Brewery Co. Ltd. (H Shares)	40,000	325,906
Weichai Power Co. Ltd. (H Shares)	51,200	223,101
Yanzhou Coal Mining Co. Ltd. (H Shares)	216,000	176,532
Zhejiang Expressway Co. Ltd. (H Shares)	180,000	194,454
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	58,000	198,363
Zijin Mining Group Co. Ltd. (H Shares)	1,023,000	265,700
ZTE Corp. (H Shares)	70,680	147,669
TOTAL CHINA		50,607,085
Colombia - 0.1%
Almacenes Exito SA	23,017	371,609
BanColombia SA sponsored ADR	500	31,205
Cementos Argos SA	44,542	261,070
Cemex Latam Holdings SA (a)	19,421	191,442
Corporacion Financiera Colombiana SA	8,338	171,492
Ecopetrol SA	612,490	1,037,817
Grupo de Inversiones Suramerica SA	27,663	616,127
Interconexion Electrica SA ESP	44,592	219,307
Inversiones Argos SA	37,364	453,526
Isagen SA	90,787	156,976
TOTAL COLOMBIA		3,510,571
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	19,181	544,796
Komercni Banka A/S	1,808	393,498
Telefonica Czech Rep A S	12,712	167,612
TOTAL CZECH REPUBLIC		1,105,906
Denmark - 1.0%
A.P. Moller - Maersk A/S:
Series A	370	831,274
Series B	765	1,784,661
Carlsberg A/S Series B	13,027	1,251,651
Coloplast A/S Series B	13,553	1,148,605
Danske Bank A/S	78,959	2,287,290
DSV de Sammensluttede Vognmaend A/S	23,674	748,289
Novo Nordisk A/S:
Series B	223,530	10,289,574
Series B sponsored ADR	19,990	920,540
Novozymes A/S Series B	28,080	1,391,847
Pandora A/S	14,000	961,460
TDC A/S	103,126	1,043,632
Common Stocks - continued
	Shares	Value
Denmark - continued
Tryg A/S	3,255	$ 327,651
Vestas Wind Systems A/S (a)	27,000	1,221,454
William Demant Holding A/S (a)	2,773	241,434
TOTAL DENMARK		24,449,362
Egypt - 0.0%
Commercial International Bank SAE	82,330	487,068
Commercial International Bank SAE sponsored GDR	32,139	188,013
Global Telecom Holding GDR (a)	10,000	34,900
Orascom Telecom Holding SAE (a)	312,279	224,927
Talaat Moustafa Group Holding	144,904	192,528
Telecom Egypt SAE	31,730	58,578
TOTAL EGYPT		1,186,014
Finland - 0.6%
Elisa Corp. (A Shares)	16,028	459,937
Fortum Corp.	55,193	1,418,999
Kone Oyj (B Shares) (d)	37,758	1,591,118
Metso Corp.	15,273	601,064
Neste Oil Oyj	16,610	306,934
Nokia Corp.	429,701	3,404,252
Nokia Corp. sponsored ADR	24,591	195,007
Nokian Tyres PLC	13,413	466,439
Orion Oyj (B Shares) (d)	12,518	465,487
Sampo Oyj (A Shares)	54,787	2,729,086
Stora Enso Oyj (R Shares)	67,182	606,331
UPM-Kymmene Corp.	64,978	1,063,247
Wartsila Corp. (d)	21,792	1,100,691
TOTAL FINLAND		14,408,592
France - 6.4%
Accor SA	19,648	952,409
Aeroports de Paris	3,483	477,351
Air Liquide SA	8,751	1,113,447
Air Liquide SA	20,240	2,575,267
Alcatel-Lucent SA (a)	305,375	1,069,001
Alcatel-Lucent SA sponsored ADR	27,139	93,087
Alstom SA	26,646	958,330
Arkema SA	7,736	719,114
Atos Origin SA	8,800	687,693
AXA SA	212,602	4,893,730
AXA SA sponsored ADR	7,019	161,367
BIC SA	3,749	517,070
Common Stocks - continued
	Shares	Value
France - continued
BNP Paribas SA	127,701	$ 8,464,402
Bollore	631	389,813
Bouygues SA	24,886	983,879
Bureau Veritas SA	27,817	717,031
Cap Gemini SA	17,397	1,263,312
Carrefour SA	76,888	2,659,376
Casino Guichard Perrachon SA	6,969	841,359
Christian Dior SA	6,742	1,174,978
CNP Assurances	19,499	383,558
Compagnie de St. Gobain (d)	53,764	2,622,334
Credit Agricole SA	124,441	1,686,323
Danone SA	71,702	5,179,092
Dassault Systemes SA	15,546	1,043,758
Edenred SA	25,898	810,268
EDF SA	5,947	192,235
EDF SA	14,200	459,010
EDF SA	9,060	292,861
Essilor International SA	25,194	2,461,718
Eurazeo SA	4,373	328,913
Eutelsat Communications	18,062	623,755
Fonciere des Regions	3,357	337,094
GDF Suez	175,327	4,519,354
Gecina SA	2,619	374,019
Groupe Eurotunnel SA	65,001	860,647
ICADE	4,576	441,731
Iliad SA	3,267	901,183
Imerys SA	4,024	314,302
JCDecaux SA	7,918	271,851
Kering SA	9,122	1,953,760
Klepierre SA	11,499	544,387
L'Oreal SA	6,600	1,117,089
L'Oreal SA	8,931	1,511,625
L'Oreal SA	14,100	2,386,508
Lafarge SA (a)	7,503	583,624
Lafarge SA	10,300	801,190
Lafarge SA (Bearer)	4,689	364,736
Lagardere S.C.A. (Reg.)	14,212	423,430
Legrand SA	32,838	1,820,649
LVMH Moet Hennessy - Louis Vuitton SA	33,651	5,794,764
Michelin CGDE Series B	22,550	2,477,849
Natixis SA	110,105	712,116
Orange SA	226,916	3,553,350
Common Stocks - continued
	Shares	Value
France - continued
Pernod Ricard SA	25,653	$ 2,875,149
Peugeot Citroen SA (a)	45,000	675,484
Publicis Groupe SA	22,329	1,625,046
Remy Cointreau SA	2,771	226,898
Renault SA	23,153	1,933,659
Rexel SA	29,736	576,764
Safran SA	33,096	1,945,303
Sanofi SA	137,114	14,395,723
Sanofi SA sponsored ADR	17,693	924,813
Schneider Electric SA	67,239	5,692,100
SCOR SE	19,446	625,591
Societe Generale Series A	88,045	4,427,609
Sodexo SA	4,053	404,378
Sodexo SA	6,008	599,434
Sodexo SA	1,778	177,396
Suez Environnement SA	34,525	644,918
Technip SA	12,364	1,141,537
Thales SA	11,609	660,975
Total SA	245,543	15,836,227
Total SA sponsored ADR	15,548	1,002,846
Unibail-Rodamco (a)	11,979	3,218,522
Valeo SA	9,181	1,103,124
Vallourec SA	13,525	598,285
Veolia Environnement SA (d)	41,765	739,737
Veolia Environnement SA sponsored ADR	5,633	99,929
VINCI SA	58,380	4,035,328
Vivendi SA	146,692	3,686,952
Wendel SA	3,730	489,776
Zodiac Aerospace	21,872	684,600
TOTAL FRANCE		149,909,202
Germany - 5.7%
adidas AG	25,816	2,053,739
Allianz SE	54,768	9,118,111
Allianz SE sponsored ADR	7,019	117,042
Axel Springer Verlag AG	5,184	292,694
BASF AG	112,155	11,660,065
Bayer AG	100,961	13,373,176
Bayerische Motoren Werke AG (BMW)	40,681	4,866,698
Beiersdorf AG	12,124	1,096,488
Brenntag AG	6,286	1,012,177
Celesio AG	9,036	309,872
Common Stocks - continued
	Shares	Value
Germany - continued
Commerzbank AG (a)	117,425	$ 1,702,101
Continental AG	13,413	2,902,446
Daimler AG (Germany)	117,552	9,740,407
Deutsche Bank AG	159,510	5,455,000
Deutsche Bank AG (NY Shares)	7,101	242,570
Deutsche Boerse AG	23,277	1,690,610
Deutsche Lufthansa AG	28,808	512,088
Deutsche Post AG	116,696	3,752,627
Deutsche Telekom AG	375,825	6,098,757
Deutsche Wohnen AG (Bearer)	34,645	752,236
E.ON AG	243,147	4,600,530
Fraport AG Frankfurt Airport Services Worldwide	4,359	287,906
Fresenius Medical Care AG & Co. KGaA	23,490	1,628,277
Fresenius Medical Care AG & Co. KGaA sponsored ADR (d)	4,913	170,039
Fresenius SE & Co. KGaA	15,400	2,307,531
GEA Group AG	22,173	998,945
Hannover Reuck SE	7,301	624,321
HeidelbergCement Finance AG	17,299	1,288,626
Henkel AG & Co. KGaA	15,935	1,520,742
Hochtief AG	3,697	311,087
Hugo Boss AG (a)	3,715	534,518
Infineon Technologies AG	134,842	1,494,136
K&S AG	21,461	660,815
Kabel Deutschland Holding AG	2,593	371,000
Lanxess AG	10,278	654,625
Linde AG	22,724	4,652,529
MAN SE	3,236	384,612
Merck KGaA	15,960	1,418,623
Metro AG (a)	16,468	595,831
Muenchener Rueckversicherungs AG	21,866	4,649,611
OSRAM Licht AG (a)	10,608	430,827
ProSiebenSat.1 Media AG	26,843	1,130,982
RWE AG	58,006	2,334,460
SAP AG	106,352	8,358,403
SAP AG sponsored ADR (d)	6,389	501,473
Siemens AG	90,895	11,225,188
Sky Deutschland AG (a)	56,604	511,999
Telefonica Deutschland Holding AG	37,182	292,458
Thyssenkrupp AG (a)	55,585	1,575,334
United Internet AG	12,490	500,906
Volkswagen AG	3,424	793,418
TOTAL GERMANY		133,558,656
Common Stocks - continued
	Shares	Value
Greece - 0.1%
Alpha Bank AE (a)	434,183	$ 348,836
EFG Eurobank Ergasias SA (a)	930,000	418,426
Folli Follie SA (a)	4,000	167,649
Greek Organization of Football Prognostics SA	26,703	435,874
Hellenic Telecommunications Organization SA (a)	28,578	393,771
Jumbo SA	12,022	180,298
National Bank of Greece SA (a)	179,060	570,036
Piraeus Bank SA (a)	227,528	481,381
Public Power Corp. of Greece	15,720	230,496
Titan Cement Co. SA (Reg.)	5,335	164,308
TOTAL GREECE		3,391,075
Hong Kong - 2.7%
AIA Group Ltd.	1,482,200	7,940,739
Bank of East Asia Ltd.	148,485	633,009
Beijing Enterprises Holdings Ltd.	65,500	570,366
BOC Hong Kong (Holdings) Ltd.	455,000	1,427,046
Cathay Pacific Airways Ltd.	143,000	270,159
Cheung Kong Holdings Ltd.	171,000	3,303,634
China Agri-Industries Holdings Ltd.	272,382	118,869
China Everbright International Ltd.	344,000	459,255
China Everbright Ltd.	92,000	141,956
China Insurance International Holdings Co. Ltd. (a)	90,400	196,655
China Merchants Holdings International Co. Ltd.	135,485	456,632
China Mobile Ltd.	734,500	8,025,622
China Overseas Land and Investment Ltd.	520,000	1,581,221
China Pharmaceutical Group Ltd.	180,000	139,810
China Resources Enterprise Ltd.	144,000	438,199
China Resources Power Holdings Co. Ltd.	246,000	687,205
China Unicom Ltd.	612,000	1,069,104
CITIC Pacific Ltd.	181,000	360,964
CLP Holdings Ltd.	221,000	1,838,423
CNOOC Ltd.	2,185,000	3,864,980
Far East Horizon Ltd.	154,000	118,090
Fosun International Ltd.	177,000	223,885
Franshion Properties China Ltd.	450,000	132,695
Galaxy Entertainment Group Ltd.	256,000	2,152,873
Guangdong Investment Ltd.	302,000	338,679
Hang Lung Properties Ltd.	282,000	870,917
Hang Seng Bank Ltd.	93,800	1,589,026
Henderson Land Development Co. Ltd.	154,236	978,337
HKT Trust/HKT Ltd. unit	292,640	345,626
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hong Kong & China Gas Co. Ltd.	773,494	$ 1,688,966
Hong Kong Exchanges and Clearing Ltd.	137,390	3,077,636
Hutchison Whampoa Ltd.	260,000	3,527,016
Hysan Development Co. Ltd.	72,434	346,727
Lenovo Group Ltd.	770,000	1,050,347
Link (REIT)	299,230	1,697,697
MTR Corp. Ltd.	170,324	669,126
New World Development Co. Ltd.	587,053	740,296
PCCW Ltd.	489,826	301,175
Poly Property Group Co. Ltd.	218,000	105,787
Power Assets Holdings Ltd.	171,000	1,527,408
Shanghai Industrial Holdings Ltd.	76,000	252,943
Sino Land Ltd.	355,142	610,994
Sino-Ocean Land Holdings Ltd.	403,913	235,895
SJM Holdings Ltd.	241,000	643,871
Sun Art Retail Group Ltd.	279,000	347,567
Sun Hung Kai Properties Ltd.	198,583	3,014,346
Sun Hung Kai Properties Ltd. warrants 4/22/16 (a)	16,378	40,714
Swire Pacific Ltd. (A Shares)	89,500	1,152,326
Swire Properties Ltd.	131,600	429,033
Techtronic Industries Co. Ltd.	150,000	449,592
Wharf Holdings Ltd.	193,000	1,538,208
Wheelock and Co. Ltd.	105,000	529,433
Yuexiu Property Co. Ltd.	558,000	125,030
TOTAL HONG KONG		64,376,109
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	4,588	222,055
OTP Bank PLC	24,140	419,660
Richter Gedeon PLC	19,836	325,798
TOTAL HUNGARY		967,513
India - 1.4%
ABB Ltd. India	4	68
ACC Ltd.	3,816	87,501
Adani Enterprises Ltd.	13,112	93,096
Adani Ports & Special Economic Zone	47,827	204,369
Aditya Birla Nuvo Ltd.	3,881	94,193
Ambuja Cements Ltd.	73,726	249,371
Apollo Hospitals Enterprise Ltd.	8,545	142,430
Asian Paints India Ltd.	31,996	330,529
Aurobindo Pharma Ltd.	13,000	152,046
Common Stocks - continued
	Shares	Value
India - continued
Bajaj Auto Ltd.	10,063	$ 343,500
Bharat Heavy Electricals Ltd.	71,689	268,243
Bharat Petroleum Corp. Ltd.	19,971	190,121
Bharti Airtel Ltd. (a)	78,037	478,540
Cairn India Ltd.	55,467	287,938
Cipla Ltd.	40,211	301,688
Coal India Ltd.	54,399	328,826
Dabur India Ltd.	33,587	114,465
Divi's Laboratories Ltd.	4,669	113,426
DLF Ltd.	46,779	151,199
Dr. Reddy's Laboratories Ltd.	11,797	544,794
GAIL India Ltd.	37,730	270,670
GlaxoSmithKline Consumer Healthcare Ltd.	920	73,784
Godrej Consumer Products Ltd.	12,469	172,270
HCL Technologies Ltd.	29,922	766,890
HDFC Bank Ltd.	58,534	844,114
Hero Motocorp Ltd.	9,086	389,063
Hindalco Industries Ltd.	125,932	395,291
Hindustan Unilever Ltd.	81,327	918,843
Housing Development Finance Corp. Ltd.	180,384	3,159,076
ICICI Bank Ltd. (a)	37,282	899,300
Idea Cellular Ltd.	82,874	213,583
Indiabulls Wholesale Services Ltd. (a)	510	168
Infosys Ltd.	54,746	3,025,511
Infosys Ltd. sponsored ADR	1,000	54,820
ITC Ltd.	270,249	1,581,508
Jaiprakash Associates Ltd.	105,676	100,769
Jindal Steel & Power Ltd.	40,499	182,532
JSW Steel Ltd.	8,508	164,669
Larsen & Toubro Ltd.	39,091	961,917
LIC Housing Finance Ltd.	33,932	160,898
Mahindra & Mahindra Financial Services Ltd.	26,565	102,531
Mahindra & Mahindra Ltd.	39,033	768,399
Nestle India Ltd.	2,946	247,249
NTPC Ltd.	209,393	499,225
Oil & Natural Gas Corp. Ltd.	86,946	564,407
Oil India Ltd.	14,141	131,606
Piramal Enterprises Ltd.	8,774	93,693
Power Finance Corp. Ltd.	31,272	137,414
Power Grid Corp. of India Ltd.	138,576	303,392
Ranbaxy Laboratories Ltd. (a)	13,966	132,097
Reliance Capital Ltd.	8,828	84,339
Common Stocks - continued
	Shares	Value
India - continued
Reliance Communication Ltd.	66,390	$ 147,036
Reliance Industries Ltd.	157,409	2,598,688
Reliance Infrastructure Ltd. (a)	13,719	166,496
Reliance Power Ltd. (a)	77,682	117,875
Rural Electrification Corp. Ltd.	32,546	162,952
Sesa Sterlite Ltd.	118,591	563,591
Shriram Transport Finance Co. Ltd.	16,890	249,092
Siemens India Ltd.	9,272	133,494
State Bank of India	18,605	743,099
Sun Pharmaceutical Industries Ltd.	76,298	991,431
Tata Consultancy Services Ltd.	57,441	2,441,075
Tata Motors Ltd.	86,399	632,012
Tata Motors Ltd. sponsored ADR	2,100	82,572
Tata Power Co. Ltd.	152,066	243,916
Tata Steel Ltd.	36,746	333,509
Tech Mahindra Ltd.	6,509	230,246
Ultratech Cemco Ltd.	4,917	195,620
United Breweries Ltd.	7,167	83,010
United Spirits Ltd.	9,937	385,837
Wipro Ltd.	71,234	636,406
Yes Bank Ltd.	22,921	202,071
TOTAL INDIA		33,216,399
Indonesia - 0.6%
PT Adaro Energy Tbk	1,834,500	184,563
PT Astra Agro Lestari Tbk	40,000	91,792
PT Astra International Tbk	2,437,700	1,609,723
PT Bank Central Asia Tbk	1,561,200	1,562,365
PT Bank Danamon Indonesia Tbk Series A	334,213	109,958
PT Bank Mandiri (Persero) Tbk	1,129,000	982,406
PT Bank Negara Indonesia (Persero) Tbk	985,489	426,862
PT Bank Rakyat Indonesia Tbk	1,378,700	1,322,409
PT Bumi Serpong Damai Tbk	700,000	94,597
PT Charoen Pokphand Indonesia Tbk	830,000	276,658
PT Global Mediacom Tbk	833,000	136,881
PT Gudang Garam Tbk	65,500	302,875
PT Indo Tambangraya Megah Tbk	45,500	101,405
PT Indocement Tunggal Prakarsa Tbk	180,300	390,330
PT Indofood CBP Sukses Makmur Tbk	143,500	129,173
PT Indofood Sukses Makmur Tbk	579,500	348,826
PT Jasa Marga Tbk	246,500	134,469
PT Kalbe Farma Tbk	2,693,300	397,758
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Lippo Karawaci Tbk	2,655,400	$ 250,847
PT Matahari Department Store Tbk	163,500	203,417
PT Media Nusantara Citra Tbk	486,500	107,941
PT Perusahaan Gas Negara Tbk Series B	1,270,500	639,500
PT Semen Gresik (Persero) Tbk	347,500	487,414
PT Surya Citra Media Tbk	490,000	159,754
PT Tambang Batubara Bukit Asam Tbk	96,500	95,505
PT Telkomunikasi Indonesia Tbk Series B	5,765,400	1,309,755
PT Tower Bersama Infrastructure Tbk	213,500	151,864
PT Unilever Indonesia Tbk	190,500	498,458
PT United Tractors Tbk	197,112	386,575
PT XL Axiata Tbk	285,500	132,299
TOTAL INDONESIA		13,026,379
Ireland - 0.2%
Bank of Ireland (a)	2,724,440	957,319
CRH PLC	84,195	1,965,155
CRH PLC sponsored ADR	5,615	131,896
James Hardie Industries PLC CDI	56,178	697,655
Kerry Group PLC Class A	18,375	1,365,580
Ryanair Holdings PLC (a)	5,111	46,789
Ryanair Holdings PLC sponsored ADR (a)	2,650	140,424
TOTAL IRELAND		5,304,818
Isle of Man - 0.0%
Genting Singapore PLC	763,000	813,581
Israel - 0.4%
Bank Hapoalim BM (Reg.)	123,237	721,570
Bank Leumi le-Israel BM (a)	158,735	625,942
Bezeq The Israeli Telecommunication Corp. Ltd.	222,484	415,544
Delek Group Ltd.	437	172,195
Israel Chemicals Ltd.	53,498	437,222
Israel Corp. Ltd. (Class A) (a)	316	186,959
Mizrahi Tefahot Bank Ltd.	17,819	226,193
NICE Systems Ltd.	4,168	165,493
NICE Systems Ltd. sponsored ADR	2,788	110,238
Teva Pharmaceutical Industries Ltd.	74,358	3,981,569
Teva Pharmaceutical Industries Ltd. sponsored ADR	30,214	1,616,449
TOTAL ISRAEL		8,659,374
Italy - 1.6%
Assicurazioni Generali SpA	141,339	2,958,134
Common Stocks - continued
	Shares	Value
Italy - continued
Atlantia SpA	46,205	$ 1,226,279
Banca Monte dei Paschi di Siena SpA (a)	341,863	617,992
Banco Popolare Societa Cooperativa (a)	42,000	653,510
Enel Green Power SpA	219,360	608,029
Enel SpA	807,116	4,608,398
Eni SpA	297,330	7,565,835
Eni SpA sponsored ADR (d)	7,019	356,565
EXOR SpA	11,718	450,331
Fiat SpA (a)(d)	106,325	1,020,457
Finmeccanica SpA (a)	48,344	447,319
Intesa Sanpaolo SpA	1,409,670	4,186,189
Intesa Sanpaolo SpA (Risparmio Shares)	100,000	268,881
Luxottica Group SpA	17,899	987,473
Luxottica Group SpA sponsored ADR	3,019	165,743
Mediobanca SpA (a)	63,938	567,207
Pirelli & C. SpA	27,994	419,086
Prysmian SpA	25,150	536,140
Saipem SpA (a)	33,175	775,625
Snam Rete Gas SpA	249,184	1,471,484
Telecom Italia SpA (a)	1,190,859	1,372,218
Telecom Italia SpA sponsored ADR (a)	7,019	80,087
Terna SpA	183,975	968,655
UniCredit SpA	535,215	4,199,743
Unione di Banche Italiane ScpA	107,582	890,997
Unipolsai SpA	107,003	325,251
TOTAL ITALY		37,727,628
Japan - 14.3%
ABC-MART, Inc.	3,400	183,614
ACOM Co. Ltd. (a)	51,300	201,994
Advantest Corp.	16,400	183,098
AEON Co. Ltd.	76,700	861,196
AEON Financial Service Co. Ltd.	14,800	337,297
AEON Mall Co. Ltd.	13,020	305,104
Air Water, Inc.	20,000	319,861
Aisin Seiki Co. Ltd.	25,100	974,831
Ajinomoto Co., Inc.	77,000	1,183,655
Alfresa Holdings Corp.	4,700	280,592
All Nippon Airways Ltd.	144,000	356,259
Amada Co. Ltd.	40,000	388,522
Aozora Bank Ltd.	125,000	424,761
Asahi Glass Co. Ltd.	126,000	746,651
Common Stocks - continued
	Shares	Value
Japan - continued
Asahi Group Holdings	48,300	$ 1,456,663
Asahi Kasei Corp.	154,000	1,217,081
Asics Corp.	18,300	388,372
Astellas Pharma, Inc.	263,000	3,566,439
Bandai Namco Holdings, Inc.	23,000	582,103
Bank of Kyoto Ltd.	39,000	354,262
Bank of Yokohama Ltd.	147,000	836,450
Benesse Holdings, Inc.	8,500	320,211
Bridgestone Corp.	80,300	2,898,056
Brother Industries Ltd.	27,100	484,854
Calbee, Inc.	8,000	237,577
Canon, Inc.	129,600	4,239,898
Canon, Inc. sponsored ADR (d)	11,056	362,526
Casio Computer Co. Ltd. (d)	27,000	454,285
Central Japan Railway Co.	17,400	2,471,180
Chiba Bank Ltd.	93,000	676,992
Chiyoda Corp. (a)	21,000	248,641
Chubu Electric Power Co., Inc. (a)	81,300	945,080
Chugai Pharmaceutical Co. Ltd.	27,500	915,280
Chugoku Electric Power Co., Inc.	34,400	457,370
Citizen Holdings Co. Ltd.	30,000	238,527
Credit Saison Co. Ltd.	18,500	364,003
Dai Nippon Printing Co. Ltd.	65,000	666,792
Dai-ichi Mutual Life Insurance Co.	128,400	1,808,724
Daicel Chemical Industries Ltd.	36,000	363,327
Daido Steel Co. Ltd.	32,000	149,536
Daihatsu Motor Co. Ltd.	25,000	443,752
Daiichi Sankyo Kabushiki Kaisha	82,600	1,501,971
Daikin Industries Ltd.	28,500	1,957,352
Dainippon Sumitomo Pharma Co. Ltd.	20,600	251,838
Daito Trust Construction Co. Ltd.	8,900	1,072,682
Daiwa House Industry Co. Ltd.	75,000	1,522,441
Daiwa Securities Group, Inc.	203,000	1,704,386
DeNA Co. Ltd.	11,500	148,318
DENSO Corp.	60,000	2,767,534
Dentsu, Inc.	26,400	1,045,601
Don Quijote Holdings Co. Ltd.	6,300	340,414
East Japan Railway Co.	40,600	3,252,348
Eisai Co. Ltd.	30,200	1,279,268
Electric Power Development Co. Ltd.	13,600	438,155
FamilyMart Co. Ltd.	7,000	314,377
Fanuc Corp.	23,400	4,044,229
Common Stocks - continued
	Shares	Value
Japan - continued
Fast Retailing Co. Ltd.	6,400	$ 2,112,948
Fuji Electric Co. Ltd.	66,000	340,311
Fuji Heavy Industries Ltd.	72,100	2,056,097
Fujifilm Holdings Corp.	57,500	1,641,386
Fujitsu Ltd.	231,000	1,770,726
Fukuoka Financial Group, Inc.	87,000	445,068
GREE, Inc. (a)(d)	12,400	97,899
GungHo Online Entertainment, Inc. (d)	37,100	208,865
Gunma Bank Ltd.	42,000	247,119
Hakuhodo DY Holdings, Inc.	24,700	259,323
Hamamatsu Photonics K.K.	8,300	390,154
Hankyu Hanshin Holdings, Inc.	134,000	780,130
Hikari Tsushin, Inc.	1,600	117,141
Hino Motors Ltd.	33,100	457,741
Hirose Electric Co. Ltd.	3,800	534,064
Hiroshima Bank Ltd.	62,000	300,862
Hisamitsu Pharmaceutical Co., Inc.	7,300	290,787
Hitachi Chemical Co. Ltd.	12,900	226,910
Hitachi Construction Machinery Co. Ltd.	11,900	242,888
Hitachi High-Technologies Corp.	6,800	182,409
Hitachi Ltd.	587,000	4,549,721
Hitachi Metals Ltd.	25,000	406,534
Hokuhoku Financial Group, Inc.	139,000	285,394
Hokuriku Electric Power Co., Inc.	23,000	297,864
Honda Motor Co. Ltd.	188,200	6,551,444
Honda Motor Co. Ltd. sponsored ADR	10,556	368,193
Hoya Corp.	53,700	1,738,729
Hulic Co. Ltd.	32,000	376,884
Ibiden Co. Ltd.	13,900	277,750
Idemitsu Kosan Co. Ltd.	10,400	212,574
Iida Group Holdings Co. Ltd.	16,200	241,375
INPEX Corp.	108,000	1,600,631
Isetan Mitsukoshi Holdings Ltd.	45,000	557,634
Ishikawajima-Harima Heavy Industries Co. Ltd.	155,000	716,796
Isuzu Motors Ltd.	146,000	1,013,330
Itochu Corp.	183,400	2,335,184
ITOCHU Techno-Solutions Corp.	3,200	143,110
Iyo Bank Ltd.	31,100	315,037
J. Front Retailing Co. Ltd.	63,000	424,522
Japan Airlines Co. Ltd.	7,000	386,662
Japan Display, Inc.	40,000	228,576
Japan Exchange Group, Inc.	30,600	696,195
Common Stocks - continued
	Shares	Value
Japan - continued
Japan Prime Realty Investment Corp.	99	$ 342,504
Japan Real Estate Investment Corp.	147	826,278
Japan Retail Fund Investment Corp.	297	654,468
Japan Tobacco, Inc.	133,700	4,701,901
JFE Holdings, Inc.	60,800	1,283,249
JGC Corp.	26,000	787,862
Joyo Bank Ltd.	76,000	404,367
JSR Corp.	23,400	403,462
JTEKT Corp.	27,000	467,455
JX Holdings, Inc.	276,410	1,421,328
Kajima Corp.	99,000	460,356
Kakaku.com, Inc.	16,600	280,939
Kamigumi Co. Ltd.	28,000	267,797
Kaneka Corp.	31,000	186,434
Kansai Electric Power Co., Inc. (a)	86,300	788,278
Kansai Paint Co. Ltd.	27,000	452,457
Kao Corp.	63,000	2,590,826
Kawasaki Heavy Industries Ltd.	167,000	649,649
KDDI Corp.	70,000	4,023,805
Keihin Electric Express Railway Co. Ltd.	59,000	519,788
Keio Corp.	69,000	550,354
Keisei Electric Railway Co.	33,000	338,299
Keyence Corp.	5,570	2,426,542
Kikkoman Corp.	18,000	394,218
Kintetsu Corp.	238,000	866,644
Kirin Holdings Co. Ltd.	109,000	1,527,881
Kobe Steel Ltd.	374,000	608,805
Koito Manufacturing Co. Ltd.	11,000	301,408
Komatsu Ltd.	112,900	2,503,818
Konami Corp.	12,000	278,600
Konica Minolta, Inc.	56,000	597,851
Kubota Corp.	129,000	1,698,323
Kuraray Co. Ltd.	44,200	578,954
Kurita Water Industries Ltd.	12,200	280,335
Kyocera Corp.	39,400	1,908,421
Kyocera Corp. sponsored ADR	772	36,701
Kyowa Hakko Kirin Co., Ltd.	31,000	425,897
Kyushu Electric Power Co., Inc. (a)	50,000	555,173
Lawson, Inc.	8,600	644,022
LIXIL Group Corp.	32,400	785,436
M3, Inc.	16,000	258,239
Mabuchi Motor Co. Ltd.	2,700	212,941
Common Stocks - continued
	Shares	Value
Japan - continued
Makita Corp.	14,300	$ 845,802
Marubeni Corp.	205,000	1,440,749
Marui Group Co. Ltd.	27,000	260,531
Maruichi Steel Tube Ltd.	6,100	168,856
Mazda Motor Corp.	66,600	1,600,217
McDonald's Holdings Co. (Japan) Ltd. (d)	7,900	198,839
Medipal Holdings Corp.	15,600	196,602
Meiji Holdings Co. Ltd.	7,700	551,909
Miraca Holdings, Inc.	6,700	310,076
Mitsubishi Chemical Holdings Corp.	158,100	691,944
Mitsubishi Corp.	171,200	3,607,503
Mitsubishi Electric Corp.	240,000	3,168,368
Mitsubishi Estate Co. Ltd.	152,000	3,716,869
Mitsubishi Gas Chemical Co., Inc.	43,000	279,435
Mitsubishi Heavy Industries Ltd.	367,000	2,392,339
Mitsubishi Logistics Corp.	15,000	227,426
Mitsubishi Materials Corp.	133,000	483,486
Mitsubishi Motors Corp. of Japan	78,300	892,078
Mitsubishi Tanabe Pharma Corp.	25,500	370,403
Mitsubishi UFJ Financial Group, Inc.	1,495,000	8,816,469
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	70,186	414,097
Mitsubishi UFJ Lease & Finance Co. Ltd.	76,700	429,605
Mitsui & Co. Ltd.	215,600	3,457,663
Mitsui Chemicals, Inc.	90,000	242,628
Mitsui Fudosan Co. Ltd.	113,000	3,731,692
Mitsui OSK Lines Ltd.	138,000	511,324
Mizuho Financial Group, Inc.	2,782,360	5,401,877
Mizuho Financial Group, Inc. ADR	21,056	81,697
MS&AD Insurance Group Holdings, Inc.	61,990	1,411,039
Murata Manufacturing Co. Ltd.	24,500	2,335,471
Nabtesco Corp.	14,300	323,082
Nagoya Railroad Co. Ltd.	95,000	397,541
NEC Corp.	293,000	1,131,232
New Hampshire Foods Ltd.	20,000	409,412
Nexon Co. Ltd.	14,700	141,821
NGK Insulators Ltd.	32,000	757,131
NGK Spark Plug Co. Ltd. (a)	23,000	687,641
NHK Spring Co. Ltd.	17,800	174,316
Nidec Corp.	23,600	1,536,991
Nidec Corp. sponsored ADR	4,212	69,077
Nikon Corp.	42,400	657,619
Nintendo Co. Ltd.	12,800	1,421,952
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Building Fund, Inc.	176	$ 988,104
Nippon Electric Glass Co. Ltd.	43,000	240,906
Nippon Express Co. Ltd.	95,000	459,406
Nippon Paint Co. Ltd.	23,000	529,958
Nippon Prologis REIT, Inc.	155	360,532
Nippon Steel & Sumitomo Metal Corp.	925,170	2,793,701
Nippon Telegraph & Telephone Corp.	41,900	2,782,340
Nippon Telegraph & Telephone Corp. sponsored ADR	6,848	227,764
Nippon Yusen KK	190,000	544,394
Nissan Motor Co. Ltd.	306,200	3,003,946
Nisshin Seifun Group, Inc.	22,950	268,008
Nissin Food Holdings Co. Ltd.	7,700	423,086
Nitori Holdings Co. Ltd.	9,300	522,389
Nitto Denko Corp.	20,200	901,455
NKSJ Holdings, Inc.	40,500	1,022,685
NOK Corp.	10,600	216,445
Nomura Holdings, Inc.	407,300	2,571,519
Nomura Holdings, Inc. sponsored ADR (d)	34,130	215,019
Nomura Real Estate Holdings, Inc.	15,400	286,133
Nomura Research Institute Ltd.	11,500	362,080
NSK Ltd.	62,000	872,231
NTT Data Corp.	14,700	559,808
NTT DOCOMO, Inc.	164,900	2,891,711
NTT DOCOMO, Inc. sponsored ADR	21,056	369,112
NTT Urban Development Co.	12,900	140,540
Obayashi Corp.	82,000	598,459
Odakyu Electric Railway Co. Ltd.	73,000	715,126
Oji Holdings Corp.	93,000	374,299
Olympus Corp. (a)	29,200	1,050,727
OMRON Corp.	24,900	1,104,383
Ono Pharmaceutical Co. Ltd.	10,000	845,893
Oracle Corp. Japan	4,900	207,610
Oriental Land Co. Ltd.	6,200	1,164,275
ORIX Corp.	143,700	2,322,376
ORIX Corp. sponsored ADR	2,807	228,574
Osaka Gas Co. Ltd.	240,000	998,229
Otsuka Corp.	6,600	300,718
Otsuka Holdings Co. Ltd.	44,600	1,420,189
Panasonic Corp.	268,600	3,349,020
Park24 Co. Ltd.	10,800	198,130
Rakuten, Inc.	89,200	1,171,461
Resona Holdings, Inc.	277,400	1,545,834
Common Stocks - continued
	Shares	Value
Japan - continued
Ricoh Co. Ltd.	81,800	$ 936,406
Rinnai Corp.	3,800	345,971
ROHM Co. Ltd.	11,300	637,042
Sankyo Co. Ltd. (Gunma)	6,500	252,934
Sanrio Co. Ltd. (d)	5,800	167,165
Santen Pharmaceutical Co. Ltd.	9,600	565,928
SBI Holdings, Inc. Japan	22,680	264,598
Secom Co. Ltd.	25,600	1,557,150
Sega Sammy Holdings, Inc.	23,300	460,909
Seiko Epson Corp.	15,000	642,089
Sekisui Chemical Co. Ltd.	50,000	599,523
Sekisui House Ltd.	67,800	889,867
Seven & i Holdings Co., Ltd.	91,600	3,811,990
Seven Bank Ltd.	70,600	283,320
Sharp Corp. (a)	188,000	585,583
Shikoku Electric Power Co., Inc. (a)	20,000	263,713
Shimadzu Corp.	32,000	306,294
Shimamura Co. Ltd.	3,100	307,424
SHIMANO, Inc.	9,900	1,155,734
SHIMIZU Corp.	68,000	520,850
Shin-Etsu Chemical Co., Ltd.	50,700	3,215,809
Shinsei Bank Ltd.	196,000	414,447
Shionogi & Co. Ltd.	37,500	809,585
Shiseido Co. Ltd.	45,100	888,872
Shizuoka Bank Ltd.	65,000	700,539
Showa Shell Sekiyu K.K.	20,300	228,953
SMC Corp.	6,300	1,739,295
SoftBank Corp.	117,500	8,446,871
Sony Corp.	113,200	2,063,153
Sony Corp. sponsored ADR (d)	12,648	233,103
Sony Financial Holdings, Inc.	19,800	324,273
Stanley Electric Co. Ltd.	19,300	500,589
Sumitomo Chemical Co. Ltd.	192,000	729,797
Sumitomo Corp.	138,500	1,825,161
Sumitomo Electric Industries Ltd.	92,800	1,360,215
Sumitomo Heavy Industries Ltd.	66,000	322,557
Sumitomo Metal Mining Co. Ltd.	61,000	1,016,214
Sumitomo Mitsui Financial Group, Inc.	146,400	5,967,920
Sumitomo Mitsui Financial Group, Inc. ADR (d)	50,186	413,031
Sumitomo Mitsui Trust Holdings, Inc.	402,250	1,750,474
Sumitomo Realty & Development Co. Ltd.	44,000	1,816,682
Sumitomo Rubber Industries Ltd.	20,600	298,377
Common Stocks - continued
	Shares	Value
Japan - continued
Suntory Beverage & Food Ltd.	16,900	$ 633,318
Suzuken Co. Ltd.	8,600	274,196
Suzuki Motor Corp.	44,500	1,484,966
Sysmex Corp.	16,800	652,184
T&D Holdings, Inc.	70,900	889,837
Taiheiyo Cement Corp.	155,000	600,129
Taisei Corp.	128,000	721,867
Taisho Pharmaceutical Holdings Co. Ltd.	3,800	270,516
Taiyo Nippon Sanso Corp.	27,000	236,766
Takashimaya Co. Ltd.	32,000	294,296
Takeda Pharmaceutical Co. Ltd.	95,900	4,374,237
TDK Corp.	14,400	690,784
Teijin Ltd.	103,000	255,070
Terumo Corp.	39,200	888,862
The Chugoku Bank Ltd.	17,000	261,191
The Hachijuni Bank Ltd.	45,000	276,636
The Suruga Bank Ltd.	23,000	448,469
THK Co. Ltd.	13,500	324,880
Tobu Railway Co. Ltd.	116,000	607,344
Toho Co. Ltd.	13,500	327,458
Toho Gas Co. Ltd.	56,000	309,435
Tohoku Electric Power Co., Inc.	55,800	609,305
Tokio Marine Holdings, Inc.	85,400	2,685,555
Tokyo Electric Power Co., Inc. (a)	179,700	701,119
Tokyo Electron Ltd.	20,800	1,358,726
Tokyo Gas Co. Ltd.	294,000	1,679,533
Tokyo Tatemono Co. Ltd.	48,000	409,960
Tokyu Corp.	149,000	1,071,183
Tokyu Fudosan Holdings Corp.	60,300	457,363
TonenGeneral Sekiyu K.K.	33,000	288,202
Toppan Printing Co. Ltd.	64,000	487,512
Toray Industries, Inc.	179,000	1,211,623
Toshiba Corp.	488,000	2,170,457
Toto Ltd.	37,000	463,785
Toyo Seikan Group Holdings Ltd.	18,200	283,452
Toyo Suisan Kaisha Ltd.	12,000	363,986
Toyoda Gosei Co. Ltd.	7,700	156,376
Toyota Industries Corp.	20,100	979,237
Toyota Motor Corp.	317,000	18,715,698
Toyota Motor Corp. sponsored ADR	9,255	1,091,997
Toyota Tsusho Corp.	25,200	700,579
Trend Micro, Inc.	12,500	444,968
Common Stocks - continued
	Shares	Value
Japan - continued
Unicharm Corp.	14,200	$ 869,505
United Urban Investment Corp.	304	488,182
USS Co. Ltd.	25,200	440,232
West Japan Railway Co.	19,200	870,841
Yahoo! Japan Corp.	174,700	790,472
Yakult Honsha Co. Ltd.	10,300	544,238
Yamada Denki Co. Ltd.	103,400	366,991
Yamaguchi Financial Group, Inc.	24,000	245,837
Yamaha Corp.	21,400	326,091
Yamaha Motor Co. Ltd.	32,300	535,079
Yamato Holdings Co. Ltd.	44,800	933,216
Yamato Kogyo Co. Ltd.	4,700	152,774
Yamazaki Baking Co. Ltd.	16,000	202,518
Yaskawa Electric Corp.	25,000	325,819
Yokogawa Electric Corp.	27,600	347,625
Yokohama Rubber Co. Ltd.	25,000	216,461
TOTAL JAPAN		336,778,091
Korea (South) - 3.2%
AMOREPACIFIC Corp.	388	665,806
AMOREPACIFIC Group, Inc.	284	243,763
BS Financial Group, Inc.	17,860	285,195
Celltrion, Inc. (a)	7,336	281,392
Cheil Worldwide, Inc. (a)	9,880	206,691
CJ CheilJedang Corp.	1,150	370,046
CJ Corp.	1,584	223,298
Coway Co. Ltd.	7,031	605,973
Daelim Industrial Co.	3,362	300,761
Daewoo Engineering & Construction Co. Ltd. (a)	13,260	127,530
Daewoo International Corp.	5,142	185,100
Daewoo Securities Co. Ltd.	19,723	198,087
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	10,740	254,827
DGB Financial Group Co. Ltd.	14,320	232,431
Dongbu Insurance Co. Ltd.	4,517	255,708
Doosan Co. Ltd.	981	117,197
Doosan Heavy Industries & Construction Co. Ltd.	5,280	153,749
Doosan Infracore Co. Ltd. (a)	14,900	187,267
E-Mart Co. Ltd.	2,407	540,403
GS Engineering & Construction Corp. (a)	6,403	241,959
GS Holdings Corp.	5,649	256,893
Halla Visteon Climate Control Corp.	4,270	210,533
Hana Financial Group, Inc.	34,518	1,389,934
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hanjin Shipping Co. Ltd. (a)	12	$ 64
Hanjin Shipping Holdings Co. Ltd. (a)	3	34
Hankook Tire Co. Ltd.	8,727	477,611
Hanwha Chemical Corp.	9,210	160,326
Hanwha Corp.	5,400	153,032
Hanwha Life Insurance Co. Ltd.	23,550	156,295
Hite Jinro Co. Ltd.	3,720	81,879
Hotel Shilla Co.	4,000	426,158
Hyosung Corp.	2,883	209,368
Hyundai Department Store Co. Ltd.	1,836	261,456
Hyundai Engineering & Construction Co. Ltd.	8,974	546,974
Hyundai Fire & Marine Insurance Co. Ltd.	7,460	220,555
Hyundai Glovis Co. Ltd.	1,707	435,556
Hyundai Heavy Industries Co. Ltd.	5,175	745,921
Hyundai Industrial Development & Construction Co.	6,210	230,507
Hyundai Merchant Marine Co. Ltd. (a)	8,518	85,186
Hyundai Mipo Dockyard Co. Ltd.	1,290	152,815
Hyundai Mobis	8,337	2,490,103
Hyundai Motor Co.	18,568	4,394,944
Hyundai Steel Co.	8,817	671,616
Hyundai Wia Corp.	1,823	331,114
Industrial Bank of Korea	30,020	445,034
Kangwon Land, Inc.	11,250	372,964
KB Financial Group, Inc.	46,733	1,825,332
KB Financial Group, Inc. ADR	1,110	43,423
KCC Corp.	584	343,733
Kia Motors Corp.	32,581	1,912,413
Korea Aerospace Industries Ltd.	4,510	153,820
Korea Electric Power Corp.	31,610	1,304,234
Korea Electric Power Corp. sponsored ADR	520	10,540
Korea Gas Corp. (a)	3,194	190,061
Korea Investment Holdings Co. Ltd.	6,030	269,700
Korea Zinc Co. Ltd.	1,036	414,760
Korean Air Lines Co. Ltd. (a)	3,063	106,119
KT Corp.	7,340	236,730
KT Corp. sponsored ADR	3,220	51,713
KT&G Corp.	13,630	1,316,522
Kumho Petro Chemical Co. Ltd.	1,495	130,302
LG Chemical Ltd.	5,779	1,616,965
LG Corp.	11,066	740,952
LG Display Co. Ltd. (a)	29,380	964,337
LG Electronics, Inc.	13,683	1,013,523
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Household & Health Care Ltd.	1,090	$ 506,137
LG Innotek Co. Ltd. (a)	1,366	165,385
LG Telecom Ltd.	22,958	211,112
Lotte Chemical Corp.	2,232	376,254
Lotte Confectionery Co. Ltd.	79	159,226
Lotte Shopping Co. Ltd.	1,431	441,178
LS Cable Ltd.	2,131	150,103
LS Industrial Systems Ltd.	1,828	112,121
Mirae Asset Securities Co. Ltd.	2,866	129,284
NAVER Corp.	3,450	2,463,102
NCSOFT Corp.	1,779	266,376
Oci Co. Ltd. (a)	1,893	297,349
Orion Corp.	407	370,850
Paradise Co. Ltd.	4,000	129,188
POSCO	7,961	2,586,592
POSCO sponsored ADR	548	44,295
S-Oil Corp.	5,621	300,392
S1 Corp.	2,399	178,456
Samsung C&T Corp.	15,769	1,118,929
Samsung Card Co. Ltd.	4,161	193,640
Samsung Electro-Mechanics Co. Ltd.	7,724	470,611
Samsung Electronics Co. Ltd.	13,146	17,011,260
Samsung Electronics Co. Ltd.:
GDR	862	555,128
GDR (e)	264	136,620
Samsung Engineering Co. Ltd. (a)	3,265	218,744
Samsung Fire & Marine Insurance Co. Ltd.	4,448	1,218,997
Samsung Heavy Industries Co. Ltd.	20,830	559,449
Samsung Life Insurance Co. Ltd.	6,973	709,684
Samsung SDI Co. Ltd.	6,414	987,488
Samsung Securities Co. Ltd.	7,288	343,552
Samsung Techwin Co. Ltd.	4,234	198,398
Shinhan Financial Group Co. Ltd.	52,676	2,601,168
Shinsegae Co. Ltd.	798	180,509
SK C&C Co. Ltd.	2,852	465,048
SK Energy Co. Ltd.	7,592	756,091
SK Holdings Co. Ltd.	3,442	582,908
SK Hynix, Inc. (a)	68,980	3,000,852
SK Networks Co. Ltd. (a)	13,900	151,269
SK Telecom Co. Ltd.	620	159,132
SK Telecom Co. Ltd. sponsored ADR	3,790	107,295
Woori Finance Holdings Co. Ltd. (a)	35,818	482,545
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Woori Investment & Securities Co. Ltd.	13,517	$ 146,900
Yuhan Corp.	894	153,151
TOTAL KOREA (SOUTH)		74,626,002
Luxembourg - 0.3%
Altice S.A.	7,310	419,484
ArcelorMittal SA:
(Netherlands)	108,877	1,653,292
Class A unit (d)	14,790	224,956
Millicom International Cellular SA (depository receipt)	8,344	711,239
RTL Group SA	4,850	494,873
SES SA (France) (depositary receipt)	37,417	1,375,334
Subsea 7 SA	33,907	566,344
Tenaris SA	57,200	1,231,352
TOTAL LUXEMBOURG		6,676,874
Malaysia - 0.8%
AirAsia Bhd	143,300	109,156
AMMB Holdings Bhd	198,200	429,147
Astro Malaysia Holdings Bhd	221,300	232,276
Axiata Group Bhd	326,100	709,685
Berjaya Sports Toto Bhd	66,270	79,724
British American Tobacco (Malaysia) Bhd	15,300	336,393
Bumi Armada Bhd	116,300	121,935
Bumiputra-Commerce Holdings Bhd	617,836	1,348,803
Dialog Group Bhd	418,722	243,067
DiGi.com Bhd	443,900	788,123
Felda Global Ventures Holdings Bhd	144,900	181,936
Gamuda Bhd	202,275	301,999
Genting Bhd	257,700	792,748
Genting Malaysia Bhd	353,400	485,698
Genting Plantations Bhd	24,200	83,265
Hong Leong Bank Bhd	62,500	276,155
Hong Leong Credit Bhd	21,100	114,935
IHH Healthcare Bhd	273,600	402,087
IJM Corp. Bhd	127,200	265,921
IOI Corp. Bhd	337,600	528,128
IOI Properties Group Sdn Bhd (a)	172,966	135,954
Kuala Lumpur Kepong Bhd	57,700	428,205
Lafarge Malaysia Bhd	44,700	136,100
Malayan Banking Bhd	562,946	1,735,936
Malaysia Airports Holdings Bhd	61,463	144,316
Common Stocks - continued
	Shares	Value
Malaysia - continued
Malaysian Plantations Bhd	130,700	$ 199,275
Maxis Bhd	264,800	559,154
MISC Bhd	125,100	254,401
MMC Corp. Bhd	76,800	60,126
Petronas Chemicals Group Bhd	358,800	743,858
Petronas Dagangan Bhd	28,900	167,479
Petronas Gas Bhd	73,500	540,581
PPB Group Bhd	52,100	243,805
Public Bank Bhd	324,830	2,007,098
RHB Capital Bhd	73,450	207,631
SapuraKencana Petroleum Bhd	456,900	614,415
Sime Darby Bhd	364,974	1,084,424
Telekom Malaysia Bhd	126,520	246,466
Tenaga Nasional Bhd	351,425	1,363,500
UEM Land Holdings Bhd	197,700	129,893
UMW Holdings Bhd	72,500	264,874
YTL Corp. Bhd	572,900	281,152
YTL Power International Bhd (a)	294,315	135,987
TOTAL MALAYSIA		19,515,811
Mauritius - 0.0%
Golden Agri-Resources Ltd.	832,000	355,174
Mexico - 1.1%
Alfa SA de CV Series A	351,200	959,823
America Movil S.A.B. de CV Series L	4,310,946	5,083,786
CEMEX S.A.B. de CV unit	1,439,601	1,805,491
Coca-Cola FEMSA S.A.B. de CV Series L	54,600	583,295
Compartamos S.A.B. de CV	146,900	296,134
Controladora Commercial Mexicana S.A.B. de CV unit	47,300	174,244
El Puerto de Liverpool S.A.B. de CV Class C	26,200	291,648
Embotelladoras Arca S.A.B. de CV	36,062	254,425
Fibra Uno Administracion SA de CV	174,800	614,312
Fomento Economico Mexicano S.A.B. de CV unit	239,900	2,256,548
Genomma Lab Internacional SA de CV (a)	89,600	239,521
Gruma S.A.B. de CV Series B (a)	18,000	196,992
Grupo Aeroportuario del Pacifico SA de CV Series B	34,000	228,356
Grupo Aeroportuario del Sureste SA de CV Series B	22,700	282,359
Grupo Bimbo S.A.B. de CV Series A	193,200	593,484
Grupo Carso SA de CV Series A1	66,200	374,265
Grupo Comercial Chedraui S.A.B. de CV (d)	38,800	127,259
Grupo Financiero Banorte S.A.B. de CV Series O	301,700	2,005,095
Grupo Financiero Inbursa S.A.B. de CV Series O	292,900	891,993
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Financiero Santander Mexico S.A.B. de CV	234,800	$ 623,232
Grupo Lala S.A.B. de CV	51,800	132,164
Grupo Mexico SA de CV Series B	468,323	1,663,928
Grupo Televisa SA de CV	312,600	2,228,871
Industrias Penoles SA de CV	17,800	444,865
Kimberly-Clark de Mexico SA de CV Series A	180,200	458,133
Mexichem S.A.B. de CV	122,384	489,721
Minera Frisco S.A.B. de CV (a)	82,000	164,248
OHL Mexico S.A.B. de CV (a)	77,600	225,345
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	30,900	416,659
Wal-Mart de Mexico SA de CV Series V	651,600	1,616,678
TOTAL MEXICO		25,722,874
Netherlands - 2.1%
AEGON NV (d)	199,248	1,615,835
AEGON NV (NY Reg.)	22,593	183,455
Airbus Group NV	71,498	4,151,260
Akzo Nobel NV	30,131	2,174,295
ASML Holding NV (Netherlands)	43,360	4,089,293
CNH Industrial NV (d)	7,019	64,645
CNH Industrial NV	109,056	1,009,077
Corio NV (a)	8,195	435,923
Delta Lloyd NV	25,069	579,563
Fugro NV (Certificaten Van Aandelen)	8,639	333,333
Gemalto NV	9,885	965,736
Heineken Holding NV	12,270	782,732
Heineken NV (Bearer)	27,653	1,946,231
ING Groep NV:
(Certificaten Van Aandelen) (a)	435,169	5,651,797
sponsored ADR (a)	34,888	452,497
Koninklijke Ahold NV	113,604	1,985,945
Koninklijke Boskalis Westminster NV	9,501	508,129
Koninklijke KPN NV (a)	392,839	1,256,163
Koninklijke Philips Electronics NV	112,682	3,472,923
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	7,649	235,589
OCI NV (a)	11,791	450,926
QIAGEN NV (a)	28,065	688,286
Randstad Holding NV	15,595	774,114
Reed Elsevier NV	76,167	1,716,006
Reed Elsevier NV sponsored ADR (d)	4,913	220,987
Royal DSM NV (d)	19,146	1,324,943
Common Stocks - continued
	Shares	Value
Netherlands - continued
STMicroelectronics NV	71,004	$ 591,095
TNT Express NV (d)	55,337	446,817
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	187,032	7,697,489
(NY Reg.)	11,558	475,381
Vopak NV	8,863	411,226
Wolters Kluwer NV	37,264	1,032,647
Ziggo NV	18,483	833,692
TOTAL NETHERLANDS		48,558,030
New Zealand - 0.1%
Auckland International Airport Ltd.	113,454	368,168
Contact Energy Ltd.	41,799	196,716
Fletcher Building Ltd.	87,340	676,661
Ryman Healthcare Group Ltd.	46,322	318,739
Telecom Corp. of New Zealand Ltd.	231,613	558,785
Xero Ltd. (a)	7,500	161,893
TOTAL NEW ZEALAND		2,280,962
Norway - 0.5%
Aker Solutions ASA	19,989	296,352
DNB ASA	117,932	2,101,121
Gjensidige Forsikring ASA	23,935	462,987
Norsk Hydro ASA	157,514	937,114
Orkla ASA	94,451	860,168
Statoil ASA	126,732	3,621,313
Statoil ASA sponsored ADR	10,127	288,012
Telenor ASA	93,086	2,145,627
Yara International ASA	22,221	1,018,376
TOTAL NORWAY		11,731,070
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	23,429	274,354
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	209,500	263,401
Aboitiz Power Corp.	218,700	183,587
Alliance Global Group, Inc.	285,600	171,010
Ayala Corp.	19,360	290,679
Ayala Land, Inc.	639,800	453,876
Bank of the Philippine Islands (BPI)	89,898	195,205
BDO Unibank, Inc.	164,653	340,422
DMCI Holdings, Inc.	81,800	136,281
Common Stocks - continued
	Shares	Value
Philippines - continued
Globe Telecom, Inc.	3,630	$ 144,275
International Container Terminal Services, Inc.	95,890	248,076
JG Summit Holdings, Inc.	304,300	369,356
Jollibee Food Corp.	47,820	193,260
Megaworld Corp.	1,300,000	125,573
Metro Pacific Investments Corp.	1,124,700	128,496
Metropolitan Bank & Trust Co.	41,128	80,626
Philippine Long Distance Telephone Co.	5,145	361,172
PNOC Energy Development Corp.	807,100	113,008
SM Investments Corp.	23,577	427,945
SM Prime Holdings, Inc.	655,675	228,995
Universal Robina Corp.	115,550	426,727
TOTAL PHILIPPINES		4,881,970
Poland - 0.3%
Alior Bank SA (a)	4,328	107,149
Bank Handlowy w Warszawie SA	3,625	126,630
Bank Millennium SA	47,139	113,304
Bank Polska Kasa Opieki SA	16,940	901,208
Bank Zachodni WBK SA	3,213	365,495
BRE Bank SA	1,655	248,226
Cyfrowy Polsat SA	22,029	165,202
ENEA SA	32,068	155,803
Energa SA	25,000	161,283
Eurocash SA	9,104	112,476
Getin Noble Bank SA (a)	130,000	114,989
Grupa Lotos SA (a)	7,981	92,770
Jastrzebska Spolka Weglowa SA	4,152	55,288
KGHM Polska Miedz SA (Bearer)	16,595	682,617
Polish Oil & Gas Co. SA	199,410	309,311
Polska Grupa Energetyczna SA	89,292	595,223
Polski Koncern Naftowy Orlen SA	37,036	439,167
Powszechna Kasa Oszczednosci Bank SA	110,535	1,261,111
Powszechny Zaklad Ubezpieczen SA	7,207	1,016,274
Synthos SA	58,228	83,975
Tauron Polska Energia SA	123,804	201,162
Telekomunikacja Polska SA	76,729	253,280
Zaklady Azotowe w Tarnowie-Moscicach SA	3,697	86,243
TOTAL POLAND		7,648,186
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	4,000,000	574,185
Common Stocks - continued
	Shares	Value
Portugal - continued
Banco Espirito Santo SA (Reg.) (a)(d)	319,729	$ 86,055
Energias de Portugal SA	252,683	1,185,258
Galp Energia SGPS SA Class B	42,592	756,255
Jeronimo Martins SGPS SA	31,677	414,415
TOTAL PORTUGAL		3,016,168
Qatar - 0.1%
Barwa Real Estate Co. (a)	9,000	93,189
Commercial Bank of Qatar (a)	4,000	74,705
Doha Bank (a)	4,000	61,851
Industries Qatar QSC (a)	4,000	190,497
Masraf al Rayan (a)	40,000	584,455
Qatar Electricity & Water Co.	3,000	150,536
Qatar Islamic Bank (a)	6,000	174,183
Qatar National Bank SAQ (a)	4,500	223,702
Qatar Telecom (Qtel) Q.S.C. (a)	9,525	334,853
Vodafone Qatar QSC (a)	40,082	210,263
TOTAL QATAR		2,098,234
Russia - 1.0%
Alrosa Co. Ltd. (a)	200,000	246,860
Federal Grid Co. of Unified Energy System (a)	23,194,927	34,141
Gazprom OAO (a)	40,634	150,122
Gazprom OAO sponsored ADR (Reg. S)	696,471	5,119,062
LUKOIL Oil Co.	665	37,242
LUKOIL Oil Co. sponsored ADR (United Kingdom)	62,291	3,491,411
Magnit OJSC GDR (Reg. S)	31,708	1,870,772
Megafon OJSC GDR	9,597	268,716
Mobile TeleSystems OJSC sponsored ADR	63,310	1,135,148
Moscow Exchange MICEX-RTS OAO (a)	117,000	186,460
Norilsk Nickel OJSC (a)	279	55,130
Norilsk Nickel OJSC ADR	64,511	1,267,641
NOVATEK OAO GDR (Reg. S)	11,136	1,156,474
Rosneft Oil Co. OJSC (a)	1,806	11,272
Rosneft Oil Co. OJSC GDR (Reg. S)	143,667	890,017
Rostelecom sponsored ADR	15,114	224,896
RusHydro JSC (a)	144,700	2,498
RusHydro JSC sponsored ADR	136,503	232,601
Sberbank (Savings Bank of the Russian Federation) (a)	280,115	577,027
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	262,028	2,190,554
Severstal (a)	229	2,198
Severstal GDR (Reg. S)	24,951	241,401
Common Stocks - continued
	Shares	Value
Russia - continued
Sistema JSFC sponsored GDR	13,547	$ 336,101
Surgutneftegas:
(Reg.)	10,100	7,028
sponsored ADR	131,664	915,065
Tatneft OAO sponsored ADR	29,026	1,037,389
Uralkali OJSC (a)	1,055	4,026
Uralkali OJSC GDR (Reg. S)	33,334	640,013
VTB Bank OJSC	2,224,000	2,477
VTB Bank OJSC sponsored GDR (Reg. S)	297,542	653,700
TOTAL RUSSIA		22,987,442
Singapore - 1.0%
Ascendas Real Estate Investment Trust	238,000	444,073
CapitaCommercial Trust (REIT)	223,000	297,392
CapitaLand Ltd.	298,000	821,198
CapitaMall Trust	297,000	467,947
City Developments Ltd.	49,000	413,846
ComfortDelgro Corp. Ltd.	231,000	477,416
DBS Group Holdings Ltd.	213,463	3,110,014
Global Logistic Properties Ltd.	388,000	863,753
Hutchison Port Holdings Trust	687,000	511,123
Jardine Cycle & Carriage Ltd.	14,000	520,238
Keppel Corp. Ltd.	174,400	1,528,615
Keppel Land Ltd.	84,000	244,306
Olam International Ltd.	193,363	381,369
Oversea-Chinese Banking Corp. Ltd.	321,638	2,566,964
SembCorp Industries Ltd.	113,000	494,835
SembCorp Marine Ltd.	98,000	324,341
Singapore Airlines Ltd.	64,000	528,475
Singapore Exchange Ltd.	115,000	648,762
Singapore Press Holdings Ltd.	191,000	634,626
Singapore Technologies Engineering Ltd.	185,000	561,837
Singapore Telecommunications Ltd.	976,000	3,174,444
StarHub Ltd.	69,000	235,067
United Overseas Bank Ltd.	160,872	3,104,613
UOL Group Ltd.	57,800	306,225
Wilmar International Ltd.	241,000	629,217
Yangzijiang Shipbuilding Holdings Ltd.	218,000	189,483
TOTAL SINGAPORE		23,480,179
South Africa - 1.6%
African Bank Investments Ltd.	149,482	85,872
Common Stocks - continued
	Shares	Value
South Africa - continued
African Rainbow Minerals Ltd.	12,455	$ 231,677
Anglo American Platinum Ltd. (a)	8,288	364,292
AngloGold Ashanti Ltd. (a)	48,672	834,550
Aspen Pharmacare Holdings Ltd.	41,344	1,120,255
Assore Ltd.	4,439	147,253
Barclays Africa Group Ltd.	43,636	681,622
Barloworld Ltd.	26,057	247,861
Bidvest Group Ltd.	35,145	946,978
Coronation Fund Managers Ltd.	25,000	228,364
Discovery Holdings Ltd.	39,952	350,227
Exxaro Resources Ltd.	19,655	266,698
FirstRand Ltd.	388,035	1,565,095
Foschini Ltd.	21,073	230,854
Gold Fields Ltd.	86,910	342,593
Growthpoint Properties Ltd.	211,805	490,255
Harmony Gold Mining Co. Ltd. (a)	47,844	147,258
Impala Platinum Holdings Ltd. (a)	67,694	671,258
Imperial Holdings Ltd.	24,685	455,808
Investec Ltd.	31,076	268,245
Kumba Iron Ore Ltd.	9,322	326,040
Liberty Holdings Ltd.	13,850	167,264
Life Healthcare Group Holdings Ltd.	107,513	442,164
Massmart Holdings Ltd.	12,443	162,805
Mediclinic International Ltd.	47,333	377,410
MMI Holdings Ltd.	128,462	311,361
Mr Price Group Ltd.	28,346	536,626
MTN Group Ltd.	206,001	4,272,556
Nampak Ltd.	81,322	309,423
Naspers Ltd. Class N	48,394	6,005,495
Nedbank Group Ltd.	24,159	527,204
Netcare Ltd.	117,281	337,964
Northam Platinum Ltd. (a)	39,419	161,786
Pick 'n Pay Stores Ltd.	24,940	136,225
Pretoria Portland Cement Co. Ltd.	54,687	164,015
Rand Merchant Insurance Holdings Ltd.	77,956	225,878
Redefine Properties Ltd. unit	347,339	311,611
Remgro Ltd.	62,247	1,346,121
RMB Holdings Ltd.	85,291	444,153
Sanlam Ltd.	224,664	1,280,143
Sappi Ltd. (a)	66,663	252,963
Sasol Ltd.	67,907	3,917,103
Shoprite Holdings Ltd.	54,092	817,156
Common Stocks - continued
	Shares	Value
South Africa - continued
Spar Group Ltd.	24,176	$ 279,570
Standard Bank Group Ltd.	150,916	2,037,077
Steinhoff International Holdings Ltd.	208,811	1,043,763
Steinhoff International Holdings Ltd. rights 8/1/14 (a)	34,638	5,168
Tiger Brands Ltd.	18,756	540,046
Transportation Hex Group Ltd. (a)	136	44
Truworths International Ltd.	58,831	412,799
Vodacom Group Ltd.	43,717	511,737
Woolworths Holdings Ltd.	88,724	686,012
TOTAL SOUTH AFRICA		38,026,697
Spain - 2.5%
Abertis Infraestructuras SA	50,244	1,104,389
ACS Actividades de Construccion y Servicios SA	22,175	972,015
Amadeus IT Holding SA Class A	46,004	1,817,249
Banco Bilbao Vizcaya Argentaria SA	676,280	8,313,310
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	45,453	558,617
Banco de Sabadell SA	424,280	1,382,834
Banco Popular Espanol SA	200,177	1,228,191
Banco Santander SA	26,964	272,493
Banco Santander SA:
(Spain)	1,321,269	13,275,176
(Spain) sponsored ADR (d)	119,973	1,196,131
Bankia SA (a)	488,138	961,506
Criteria CaixaCorp SA	217,797	1,312,093
Distribuidora Internacional de Alimentacion SA	71,889	597,600
Enagas SA	22,711	756,934
Ferrovial SA	52,074	1,093,362
Gas Natural SDG SA	43,517	1,337,621
Grifols SA	17,982	814,345
Iberdrola SA	623,597	4,647,763
Inditex SA	133,825	3,916,380
International Consolidated Airlines Group SA (a)	111,783	627,771
International Consolidated Airlines Group SA CDI (a)	12,980	72,492
MAPFRE SA (Reg.)	124,210	479,344
Red Electrica Corporacion SA	13,236	1,137,859
Repsol YPF SA	109,365	2,726,810
Telefonica SA	469,320	7,651,090
Telefonica SA sponsored ADR	30,393	493,582
Zardoya Otis SA	19,562	299,403
TOTAL SPAIN		59,046,360
Common Stocks - continued
	Shares	Value
Sweden - 2.1%
Alfa Laval AB	38,517	$ 877,188
ASSA ABLOY AB (B Shares)	40,367	1,989,618
Atlas Copco AB:
(A Shares)	80,144	2,400,300
(B Shares)	48,673	1,318,747
Boliden AB	34,462	561,028
Electrolux AB (B Shares)	27,877	694,682
Elekta AB (B Shares) (d)	48,355	593,380
Getinge AB (B Shares)	23,290	568,559
H&M Hennes & Mauritz AB (B Shares)	116,295	4,769,339
Hexagon AB (B Shares)	29,189	907,634
Husqvarna AB (B Shares)	44,533	352,161
Industrivarden AB (C Shares)	15,145	282,561
Investment AB Kinnevik (B Shares)	27,360	1,138,314
Investor AB (B Shares)	55,541	2,004,829
Lundin Petroleum AB (a)	26,515	476,241
Nordea Bank AB	370,938	4,990,149
Sandvik AB	129,929	1,640,546
Securitas AB (B Shares)	37,709	439,233
Skandinaviska Enskilda Banken AB (A Shares)	186,134	2,501,322
Skanska AB (B Shares)	48,680	1,014,078
SKF AB (B Shares)	48,343	1,143,715
Svenska Cellulosa AB (SCA) (B Shares)	70,918	1,752,851
Svenska Handelsbanken AB (A Shares)	60,453	2,924,410
Swedbank AB (A Shares)	109,717	2,819,986
Swedish Match Co. AB	25,536	836,985
Tele2 AB (B Shares)	40,537	495,092
Telefonaktiebolaget LM Ericsson:
(B Shares)	350,852	4,368,769
(B Shares) sponsored ADR	23,312	289,768
TeliaSonera AB	295,133	2,216,214
Volvo AB (B Shares)	185,912	2,280,038
TOTAL SWEDEN		48,647,737
Switzerland - 6.2%
ABB Ltd.:
(Reg.)	251,371	5,780,997
sponsored ADR (d)	17,973	413,379
Actelion Ltd.	12,680	1,533,460
Adecco SA (Reg.)	20,087	1,507,492
Aryzta AG	10,729	974,022
Baloise Holdings AG	5,829	704,291
Common Stocks - continued
	Shares	Value
Switzerland - continued
Barry Callebaut AG	292	$ 360,200
Coca-Cola HBC AG	10,662	250,389
Compagnie Financiere Richemont SA Series A	64,134	6,115,225
Credit Suisse Group AG	172,575	4,681,572
Credit Suisse Group AG sponsored ADR	13,116	355,444
Ems-Chemie Holding AG	944	408,244
Geberit AG (Reg.)	4,633	1,558,014
Givaudan SA	1,127	1,849,086
Holcim Ltd. (Reg.)	28,598	2,294,134
Julius Baer Group Ltd.	27,756	1,183,543
Kuehne & Nagel International AG	6,632	885,970
Lindt & Spruengli AG	12	747,796
Lindt & Spruengli AG (participation certificate)	113	587,413
Lonza Group AG	6,082	675,964
Nestle SA	393,346	29,123,394
Novartis AG	264,888	23,044,897
Novartis AG sponsored ADR	15,706	1,365,480
Pargesa Holding SA	2,924	247,756
Partners Group Holding AG	2,021	507,502
Roche Holding AG (participation certificate)	85,802	24,900,234
Schindler Holding AG:
(participation certificate)	5,961	892,756
(Reg.)	2,416	357,847
SGS SA (Reg.)	672	1,469,341
Sika AG (Bearer)	263	1,024,506
Sonova Holding AG Class B	6,174	961,344
Sulzer AG (Reg.)	2,800	371,279
Swatch Group AG (Bearer)	3,756	2,012,431
Swatch Group AG (Bearer) (Reg.)	5,143	516,422
Swiss Life Holding AG	4,016	932,021
Swiss Prime Site AG	6,483	515,073
Swiss Re Ltd.	43,267	3,687,515
Swisscom AG	2,836	1,575,989
Syngenta AG:
sponsored ADR	4,350	308,589
(Switzerland)	10,543	3,734,903
Transocean Ltd. (Switzerland)	43,835	1,770,765
UBS AG	413,308	7,101,268
UBS AG (NY Shares)	32,977	566,215
Zurich Insurance Group AG	18,179	5,295,165
TOTAL SWITZERLAND		145,149,327
Common Stocks - continued
	Shares	Value
Taiwan - 2.5%
Acer, Inc. (a)	301,013	$ 237,991
Advanced Semiconductor Engineering, Inc.	764,639	905,890
Advantech Co. Ltd.	41,400	321,315
Asia Cement Corp.	258,613	358,375
Asia Pacific Telecom Co. Ltd.	157,000	92,385
ASUSTeK Computer, Inc.	82,422	868,883
AU Optronics Corp.	1,023,000	459,875
Catcher Technology Co. Ltd.	81,000	660,452
Cathay Financial Holding Co. Ltd.	1,012,227	1,680,278
Chang Hwa Commercial Bank	630,587	411,796
Cheng Shin Rubber Industry Co. Ltd.	193,513	483,997
Chicony Electronics Co. Ltd.	49,660	137,237
China Airlines Ltd. (a)	299,835	101,378
China Development Finance Holding Corp.	1,634,819	539,129
China Life Insurance Co. Ltd.	251,258	239,061
China Motor Co. Ltd.	78,000	74,989
China Steel Corp.	1,410,217	1,213,429
Chinatrust Financial Holding Co. Ltd.	1,649,147	1,151,480
Chunghwa Picture Tubes, Ltd. (a)	551	33
Chunghwa Telecom Co. Ltd.	467,400	1,422,401
Clevo Co. Ltd.	47,544	87,333
Compal Electronics, Inc.	492,394	452,140
CTCI Corp.	70,000	115,556
Delta Electronics, Inc.	223,000	1,511,729
E.SUN Financial Holdings Co. Ltd.	579,614	384,530
ECLAT Textile Co. Ltd.	22,000	243,407
EPISTAR Corp.	95,000	206,335
EVA Airways Corp. (a)	196,100	96,415
Evergreen Marine Corp. (Taiwan) (a)	188,199	107,734
Far Eastern Department Stores Co. Ltd.	114,246	115,670
Far Eastern Textile Ltd.	388,882	433,496
Far EasTone Telecommunications Co. Ltd.	211,000	436,629
Farglory Land Development Co. Ltd.	42,725	59,772
First Financial Holding Co. Ltd.	831,887	563,860
Formosa Chemicals & Fibre Corp.	392,620	952,968
Formosa International Hotel Corp.	3,531	41,911
Formosa Petrochemical Corp.	132,000	335,532
Formosa Plastics Corp.	500,640	1,279,345
Formosa Taffeta Co. Ltd.	92,000	101,162
Foxconn Technology Co. Ltd.	115,815	285,560
Fubon Financial Holding Co. Ltd.	804,487	1,259,852
Giant Manufacturing Co. Ltd.	31,042	254,003
Common Stocks - continued
	Shares	Value
Taiwan - continued
Hermes Microvision, Inc.	4,000	$ 154,748
Highwealth Construction Corp.	42,000	96,331
HIWIN Technologies Corp.	20,139	215,916
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,391,024	4,755,111
Hotai Motor Co. Ltd.	28,000	361,775
HTC Corp.	86,057	374,553
Hua Nan Financial Holdings Co. Ltd.	622,123	398,935
Innolux Corp.	807,170	379,942
Innolux Corp. rights 8/4/14 (a)	60,649	3,631
Inotera Memories, Inc. (a)	250,000	426,225
Inventec Corp.	277,209	245,833
Kinsus Interconnect Technology Corp.	32,000	131,975
Largan Precision Co. Ltd.	12,000	919,666
Lite-On Technology Corp.	278,246	465,704
MediaTek, Inc.	170,989	2,639,869
Mega Financial Holding Co. Ltd.	1,170,906	1,025,775
Merida Industry Co. Ltd.	21,000	163,589
Nan Ya Plastics Corp.	602,980	1,397,657
Novatek Microelectronics Corp.	63,000	318,181
Pegatron Corp.	189,652	358,511
Phison Electronics Corp.	16,199	118,417
Pou Chen Corp.	241,240	269,004
Powertech Technology, Inc.	80,700	134,316
President Chain Store Corp.	78,000	618,997
Quanta Computer, Inc.	312,000	869,289
Radiant Opto-Electronics Corp.	51,672	214,104
Realtek Semiconductor Corp.	50,744	160,324
Ruentex Development Co. Ltd.	77,031	137,675
Ruentex Industries Ltd.	54,484	136,837
ScinoPharm Taiwan Ltd.	18,720	44,781
Shin Kong Financial Holding Co. Ltd.	795,461	263,578
Siliconware Precision Industries Co. Ltd.	380,000	517,405
Simplo Technology Co. Ltd.	32,971	178,496
Sinopac Holdings Co.	744,970	348,514
Standard Foods Corp.	38,964	110,485
Synnex Technology International Corp.	156,496	244,036
Taishin Financial Holdings Co. Ltd.	909,786	484,371
Taiwan Business Bank	361,370	114,886
Taiwan Cement Corp.	421,110	625,388
Taiwan Cooperative Financial Holding Co. Ltd.	640,335	380,180
Taiwan Fertilizer Co. Ltd.	89,000	180,003
Taiwan Glass Industry Corp.	112,210	98,261
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Mobile Co. Ltd.	219,400	$ 669,862
Taiwan Semiconductor Manufacturing Co. Ltd.	3,024,000	12,094,830
TECO Electric & Machinery Co. Ltd.	254,000	321,200
Transcend Information, Inc.	23,000	78,400
TSRC Corp.	67,945	100,230
U-Ming Marine Transport Corp.	42,000	66,032
Unified-President Enterprises Corp.	564,715	1,072,431
Unimicron Technology Corp.	141,000	117,881
United Microelectronics Corp.	1,510,000	694,849
Vanguard International Semiconductor Corp.	90,000	128,480
Walsin Lihwa Corp. (a)	388,000	143,951
Wistron Corp.	268,082	255,526
WPG Holding Co. Ltd.	172,107	227,627
Yang Ming Marine Transport Corp. (a)	176,100	72,715
Yuanta Financial Holding Co. Ltd.	976,157	540,805
Yulon Motor Co. Ltd.	88,000	143,219
TOTAL TAIWAN		58,496,625
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	132,000	849,460
Airports of Thailand PCL (For. Reg.)	57,100	377,985
Bangkok Bank PCL	66,000	402,498
Bangkok Bank PCL (For. Reg.)	61,400	374,445
Bangkok Dusit Medical Services PCL (For. Reg.)	369,000	194,375
Banpu PCL (For. Reg.)	102,000	98,126
BEC World PCL (For. Reg.)	114,000	176,743
BTS Group Holdings PCL	632,900	167,764
Bumrungrad Hospital PCL (For. Reg.)	40,000	149,445
C.P. ALL PCL (For. Reg.)	567,300	813,715
Central Pattana PCL (For. Reg.)	159,300	234,767
Charoen Pokphand Foods PCL (For. Reg.)	324,400	268,406
Glow Energy PCL (For. Reg.)	59,300	156,021
Home Product Center PCL (For. Reg.)	413,123	132,137
Indorama Ventures PCL (For. Reg.)	177,500	143,941
IRPC PCL (For. Reg.)	1,226,500	128,690
Kasikornbank PCL	85,300	560,195
Kasikornbank PCL (For. Reg.)	150,200	986,417
Krung Thai Bank PCL (For. Reg.)	443,675	294,866
Minor International PCL (For. Reg.)	153,100	153,269
PTT Exploration and Production PCL (For. Reg.)	166,551	839,474
PTT Global Chemical PCL (For. Reg.)	200,286	408,309
PTT PCL (For. Reg.)	101,400	1,004,750
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Cement PCL	4,600	$ 61,305
Siam Cement PCL (For. Reg.)	46,700	622,381
Siam Commercial Bank PCL (For. Reg.)	223,300	1,229,702
Thai Oil PCL (For. Reg.)	86,100	138,013
TMB PCL (For. Reg.)	1,973,100	173,979
True Corp. PCL:
rights 8/28/14 (a)	222,662	21,160
(For. Reg.) (a)	572,800	167,944
TOTAL THAILAND		11,330,282
Turkey - 0.4%
Akbank T.A.S.	209,739	834,923
Anadolu Efes Biracilik Ve Malt Sanayii A/S (a)	26,229	318,254
Arcelik A/S	26,298	166,909
Bim Birlesik Magazalar A/S JSC	25,160	596,476
Coca-Cola Icecek Sanayi A/S	6,845	171,700
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	301,382	391,003
Enka Insaat ve Sanayi A/S	48,614	127,048
Eregli Demir ve Celik Fabrikalari T.A.S.	162,389	343,300
Ford Otomotiv Sanayi A/S (a)	8,511	116,973
Haci Omer Sabanci Holding A/S	93,148	434,702
Koc Holding A/S	73,320	384,940
Koza Altin Isletmeleri A/S	3,700	38,333
TAV Havalimanlari Holding A/S	22,752	187,406
Tofas Turk Otomobil Fabrikasi A/S	15,095	93,692
Tupras Turkiye Petrol Rafinelleri A/S	15,162	370,418
Turk Hava Yollari AO (a)	99,558	299,678
Turk Sise ve Cam Fabrikalari A/S	69,761	101,575
Turk Telekomunikasyon A/S	48,105	144,351
Turkcell Iletisim Hizmet A/S (a)	92,943	607,783
Turkiye Garanti Bankasi A/S	304,739	1,254,983
Turkiye Halk Bankasi A/S	75,648	571,914
Turkiye Is Bankasi A/S Series C	185,156	518,451
Turkiye Vakiflar Bankasi TAO	79,560	187,501
Ulker Biskuvi Sanayi A/S	16,952	131,325
Yapi ve Kredi Bankasi A/S	88,770	202,993
TOTAL TURKEY		8,596,631
United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC (a)	113,600	278,043
Aldar Properties PJSC (a)	350,000	359,238
Arabtec Holding Co. (a)	120,000	138,849
Common Stocks - continued
	Shares	Value
United Arab Emirates - continued
DP World Ltd.	19,000	$ 378,100
Dubai Financial Market PJSC (a)	236,077	220,456
Dubai Islamic Bank Pakistan Ltd. (a)	50,000	105,634
Emaar Properties PJSC (a)	200,000	531,983
First Gulf Bank PJSC	40,000	198,200
National Bank of Abu Dhabi PJSC (a)	70,000	276,337
TOTAL UNITED ARAB EMIRATES		2,486,840
United Kingdom - 14.0%
3i Group PLC	120,568	768,420
Aberdeen Asset Management PLC	118,180	825,627
Admiral Group PLC	23,632	581,312
Aggreko PLC	31,342	910,133
AMEC PLC	34,926	671,028
Anglo American PLC (United Kingdom)	171,211	4,598,040
Antofagasta PLC	46,780	640,122
ARM Holdings PLC	157,762	2,245,975
ARM Holdings PLC sponsored ADR	3,940	168,474
ASOS PLC (a)	6,300	266,545
Associated British Foods PLC	42,853	2,009,847
AstraZeneca PLC:
(United Kingdom)	143,013	10,442,310
sponsored ADR	10,274	747,844
Aviva PLC	349,211	2,955,299
Aviva PLC sponsored ADR	4,211	71,334
Babcock International Group PLC	60,804	1,127,156
BAE Systems PLC	391,670	2,828,855
Barclays PLC	1,875,913	7,111,011
Barclays PLC sponsored ADR	25,880	392,858
BG Group PLC	416,918	8,221,315
BHP Billiton PLC	244,460	8,339,026
BHP Billiton PLC ADR (d)	7,219	492,047
BP PLC	2,204,944	17,956,508
BP PLC sponsored ADR	7,525	368,499
British American Tobacco PLC:
(United Kingdom)	216,890	12,705,942
sponsored ADR	6,978	819,217
British Land Co. PLC	113,867	1,351,459
British Sky Broadcasting Group PLC	125,228	1,858,403
BT Group PLC	938,405	6,143,647
BT Group PLC sponsored ADR	2,807	183,915
Bunzl PLC	40,686	1,092,861
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Burberry Group PLC	54,614	$ 1,303,776
Capita Group PLC	80,120	1,625,904
Capital Shopping Centres Group PLC	119,387	662,733
Carnival PLC	19,890	716,491
Carnival PLC sponsored ADR (d)	3,896	140,762
Centrica PLC	624,666	3,258,787
Cobham PLC	135,190	667,606
Compass Group PLC	204,790	3,345,102
Croda International PLC	15,879	563,247
Diageo PLC	286,667	8,609,280
Diageo PLC sponsored ADR	5,128	616,488
Direct Line Insurance Group PLC	142,019	683,346
easyJet PLC	17,842	390,088
Fresnillo PLC	21,794	342,560
G4S PLC (United Kingdom)	190,609	808,375
GKN PLC	200,868	1,161,166
GlaxoSmithKline PLC	557,618	13,437,899
GlaxoSmithKline PLC sponsored ADR	16,428	794,622
Hammerson PLC	83,867	850,972
Hargreaves Lansdown PLC	25,258	437,092
HSBC Holdings PLC:
(United Kingdom)	2,187,275	23,449,614
sponsored ADR (d)	20,986	1,120,443
ICAP PLC	65,536	384,821
IMI PLC	32,662	781,380
Imperial Tobacco Group PLC	118,495	5,143,417
Inmarsat PLC	55,521	683,336
InterContinental Hotel Group PLC	26,323	1,067,945
InterContinental Hotel Group PLC ADR	6,479	261,687
Intertek Group PLC	19,765	855,588
Investec PLC	68,410	594,230
ITV PLC	475,804	1,676,487
J Sainsbury PLC	151,074	798,077
Johnson Matthey PLC	25,075	1,252,667
Kingfisher PLC	285,694	1,449,906
Land Securities Group PLC	96,568	1,700,463
Legal & General Group PLC	725,555	2,871,293
Lloyds Banking Group PLC (a)	6,521,998	8,130,824
Lloyds Banking Group PLC sponsored ADR (a)(d)	81,591	409,587
London Stock Exchange Group PLC	21,620	707,390
Marks & Spencer Group PLC	196,296	1,425,711
Meggitt PLC	100,191	860,140
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Melrose PLC	137,531	$ 611,134
National Grid PLC	425,007	6,053,476
National Grid PLC sponsored ADR	6,086	436,914
Next PLC	18,929	2,163,545
Old Mutual PLC	604,973	1,999,854
Pearson PLC	88,989	1,711,693
Pearson PLC sponsored ADR	10,528	202,243
Persimmon PLC	37,152	785,928
Prudential PLC	291,476	6,699,245
Prudential PLC ADR	10,458	480,859
Reckitt Benckiser Group PLC	79,403	7,031,242
Reed Elsevier PLC	137,764	2,220,043
Reed Elsevier PLC sponsored ADR	1,404	90,544
Rexam PLC	87,351	738,848
Rio Tinto PLC	148,468	8,485,548
Rio Tinto PLC sponsored ADR (d)	7,367	422,055
Rolls-Royce Group PLC	228,289	4,008,371
Royal & Sun Alliance Insurance Group PLC	126,076	976,362
Royal Bank of Scotland Group PLC (a)	248,541	1,481,418
Royal Bank of Scotland Group PLC sponsored ADR (a)	7,317	86,926
Royal Dutch Shell PLC:
Class A (Netherlands)	103,129	4,240,890
Class A (United Kingdom)	363,765	14,956,519
Class A sponsored ADR	8,308	679,844
Class B (United Kingdom)	298,687	12,862,002
Royal Mail PLC	81,125	571,685
SABMiller PLC	117,801	6,439,845
Sage Group PLC	135,444	844,021
Schroders PLC	11,815	476,740
Scottish & Southern Energy PLC	118,150	2,906,316
Segro PLC	88,537	534,978
Severn Trent PLC	28,762	939,614
Smith & Nephew PLC	98,209	1,690,149
Smith & Nephew PLC sponsored ADR	1,909	164,308
Smiths Group PLC	49,030	1,055,411
Sports Direct International PLC (a)	30,000	338,335
Standard Chartered PLC (United Kingdom)	305,065	6,345,308
Standard Life PLC	293,941	1,859,985
Tate & Lyle PLC	57,354	604,224
Tesco PLC	990,453	4,297,301
The Weir Group PLC	25,934	1,123,945
Travis Perkins PLC	30,008	848,597
Common Stocks - continued
	Shares	Value
United Kingdom - continued
TUI Travel PLC	51,507	$ 315,401
Tullow Oil PLC	110,537	1,359,524
Unilever PLC	146,777	6,341,727
Unilever PLC sponsored ADR	10,196	440,773
United Utilities Group PLC	83,216	1,250,393
Vodafone Group PLC	3,093,153	10,300,497
Vodafone Group PLC sponsored ADR	12,032	399,703
Whitbread PLC	21,561	1,566,354
William Hill PLC	100,597	598,848
WM Morrison Supermarkets PLC	271,014	771,434
TOTAL UNITED KINGDOM		328,747,250
United States of America - 0.1%
Alumina Ltd. sponsored ADR (a)	8,422	49,058
Coca-Cola HBC AG sponsored ADR	14,938	348,502
Siemens AG sponsored ADR	5,955	735,532
Southern Copper Corp.	19,553	642,512
TOTAL UNITED STATES OF AMERICA		1,775,604
TOTAL COMMON STOCKS (Cost $1,981,827,205)		2,264,502,048
Nonconvertible Preferred Stocks - 1.9%

Brazil - 1.1%
AES Tiete SA (PN) (non-vtg.)	13,600	111,258
Ambev SA sponsored ADR	66,500	458,185
Banco Bradesco SA:
(PN)	219,079	3,342,071
(PN) sponsored ADR	41,987	641,561
Banco do Brasil SA sponsored ADR	5,600	68,264
Banco do Estado Rio Grande do Sul SA	19,900	101,221
Banco Santander SA (Brasil) ADR	13,800	92,736
Bradespar SA (PN)	28,000	283,857
Brasil Foods SA sponsored ADR	9,700	237,650
Braskem SA (PN-A)	16,400	101,418
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	23,800	114,240
Cielo SA sponsored ADR	5,760	104,544
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	14,101	680,577
sponsored ADR	2,200	106,084
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	8,400	$ 74,760
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	84,204	685,509
(PN) sponsored (non-vtg.)	12,911	106,128
Companhia Energetica de Sao Paulo Series B	20,000	255,030
Companhia Paranaense de Energia-Copel (PN-B)	11,900	184,630
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	11,400	56,658
Embraer SA sponsored ADR	3,625	137,895
Fibria Celulose SA sponsored ADR (a)(d)	7,900	77,894
Gerdau SA:
(PN)	83,550	491,633
sponsored	17,150	100,842
Itau Unibanco Holding SA	279,609	4,325,852
Itau Unibanco Holding SA sponsored ADR	56,325	867,405
Itausa-Investimentos Itau SA (PN)	390,303	1,632,606
Lojas Americanas SA (PN)	61,031	388,715
Metalurgica Gerdau SA (PN)	31,600	224,804
Oi SA (PN)	289,903	187,838
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	442,440	3,724,784
(PN) sponsored (non-vtg.)	41,350	695,507
sponsored ADR	30,750	490,155
Suzano Papel e Celulose SA	37,600	145,842
Telefonica Brasil SA	32,440	652,017
Telefonica Brasil SA sponsored ADR	5,940	119,691
TIM Participacoes SA sponsored ADR	1,933	51,456
Ultrapar Participacoes SA sponsored ADR	5,800	132,762
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	43,100	152,928
Vale SA:
(PN-A)	201,500	2,587,193
(PN-A) sponsored ADR	32,200	412,160
TOTAL BRAZIL		25,406,360
Chile - 0.0%
Embotelladora Andina SA Class B	29,000	103,168
Sociedad Quimica y Minera de Chile SA (PN-B)	11,319	313,215
TOTAL CHILE		416,383
Colombia - 0.1%
Banco Davivienda SA	14,145	239,525
Nonconvertible Preferred Stocks - continued
	Shares	Value
Colombia - continued
BanColombia SA (PN)	49,551	$ 765,676
Grupo Aval Acciones y Valores SA	188,033	139,266
Grupo de Inversiones Suramerica SA	13,828	292,365
Inversiones Argos SA	12,012	145,034
TOTAL COLOMBIA		1,581,866
France - 0.1%
Air Liquide SA (a)	12,685	1,613,995
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	6,465	614,817
FUCHS PETROLUB AG	8,062	324,942
Henkel AG & Co. KGaA	21,368	2,382,876
Porsche Automobil Holding SE (Germany)	18,439	1,731,562
RWE AG (non-vtg.) (a)	3,046	98,237
Volkswagen AG	19,890	4,648,913
TOTAL GERMANY		9,801,347
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	678,953	634,802
Korea (South) - 0.2%
Hyundai Motor Co.	3,186	515,775
Hyundai Motor Co. Series 2	4,589	766,466
LG Chemical Ltd.	1,007	194,664
Samsung Electronics Co. Ltd.	2,333	2,412,449
TOTAL KOREA (SOUTH)		3,889,354
Russia - 0.0%
AK Transneft OAO (a)	189	390,391
Sberbank (Savings Bank of the Russian Federation) (a)	74,675	119,447
Surgutneftegas	472,517	348,217
TOTAL RUSSIA		858,055
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $44,295,459)		44,202,162
U.S. Government and Government Agency Obligations - 0.2%
Principal Amount
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.09% 9/18/14 to 11/28/14 (f) (Cost $4,499,381)	$ 4,500,000	4,499,695
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	24,380,266	$ 24,380,266
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	55,522,649	55,522,649
TOTAL MONEY MARKET FUNDS (Cost $79,902,915)		79,902,915
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,110,524,960)		2,393,106,820
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(37,005,283)
NET ASSETS - 100%		$ 2,356,101,537
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
344 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2014	$ 32,941,440	$ (680,631)
211 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2014	11,126,030	131,768
23 TME S&P/TSX 60 Index Contracts (Canada)	Sept. 2014	3,725,226	138,291
TOTAL EQUITY INDEX CONTRACTS		$ 47,792,696	$ (410,572)

The face value of futures purchased as a percentage of net assets is 2.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $267,160 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,007,754.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,005
Fidelity Securities Lending Cash Central Fund	1,175,745
Total	$ 1,209,750
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 244,884,059	$ 125,248,735	$ 119,635,324	$ -
Consumer Staples	225,462,261	84,309,768	141,152,493	-
Energy	214,006,875	89,895,658	124,111,217	-
Financials	623,896,568	253,890,939	370,005,629	-
Health Care	186,686,719	44,826,309	141,860,410	-
Industrials	251,359,296	121,533,760	129,825,536	-
Information Technology	160,164,124	16,328,581	143,835,543	-
Materials	199,045,047	103,410,746	95,634,301	-
Telecommunication Services	121,012,337	38,309,101	82,703,236	-
Utilities	82,186,924	49,745,584	32,441,340	-
U.S. Government and Government Agency Obligations	4,499,695	-	4,499,695	-
Money Market Funds	79,902,915	79,902,915	-	-
Total Investments in Securities:	$ 2,393,106,820	$ 1,007,402,096	$ 1,385,704,724	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 270,059	$ 270,059	$ -	$ -
Liabilities
Futures Contracts	$ (680,631)	$ (680,631)	$ -	$ -
Total Derivative Instruments:	$ (410,572)	$ (410,572)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 357,749,721
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $2,110,572,586. Net unrealized appreciation aggregated $282,534,234, of which $396,789,500 related to appreciated investment securities and $114,255,266 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Emerging Markets Index Fund

July 31, 2014

1.929352.102

EMX-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
Bermuda - 1.0%
Beijing Enterprises Water Group Ltd.	344,000	$ 223,575
Brilliance China Automotive Holdings Ltd.	230,000	432,211
China Foods Ltd. (a)	52,000	19,822
China Gas Holdings Ltd.	134,000	258,517
China Resources Gas Group Ltd.	60,000	188,721
China Yurun Food Group Ltd. (a)	126,000	60,223
CITIC Resources Holdings Ltd. (a)	194,000	28,848
Cosco Pacific Ltd.	140,735	211,480
Credicorp Ltd.	2,596	388,258
Credicorp Ltd. (United States)	1,851	273,800
GOME Electrical Appliances Holdings Ltd.	959,802	162,005
Haier Electronics Group Co. Ltd.	61,000	174,192
Hopson Development Holdings Ltd. (a)	48,000	53,606
Kunlun Energy Co. Ltd.	242,000	411,019
Nine Dragons Paper (Holdings) Ltd.	131,000	107,786
Shenzhen International Holdings Ltd.	64,980	80,149
Sihuan Pharmaceutical Holdings Group Ltd.	311,000	190,655
Sinofert Holdings Ltd. (a)	98,000	13,666
TOTAL BERMUDA		3,278,533
Brazil - 7.7%
AES Tiete SA	6,600	45,556
All America Latina Logistica SA	36,100	138,433
Ambev SA (a)	404,600	2,794,527
Banco Bradesco SA	42,680	665,573
Banco do Brasil SA	74,100	905,367
Banco Santander SA (Brasil) unit	80,800	542,762
BB Seguridade Participacoes SA	50,900	742,607
BM&F BOVESPA SA	154,000	822,012
BR Malls Participacoes SA	36,800	317,920
BR Properties SA	17,800	110,076
Brasil Foods SA	75,700	1,851,835
BTG Pactual Participations Ltd. unit	21,700	338,209
CCR SA	76,500	601,547
Centrais Eletricas Brasileiras SA (Electrobras)	24,400	67,218
Cetip SA - Mercados Organizado	18,917	264,650
Cia. Hering SA	12,700	118,225
Cielo SA	62,928	1,151,080
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	28,800	255,027
Companhia de Transmissao de Energia Eletrica Paulista rights 8/19/14 (a)	169	269
Companhia Energetica de Minas Gerais (CEMIG)	9,180	74,937
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Paranaense de Energia-Copel	4,400	$ 47,476
Companhia Siderurgica Nacional SA (CSN)	61,600	310,885
Cosan SA Industria e Comercio	9,600	157,281
CPFL Energia SA	23,900	208,582
Cyrela Brazil Realty SA	25,200	139,621
Drogasil SA	20,700	173,082
Duratex SA	22,297	82,259
Ecorodovias Infraestrutura e Logistica SA (a)	18,300	110,506
Embraer SA	61,600	585,115
Energias do Brasil SA	19,400	90,640
Fibria Celulose SA (a)	18,000	176,688
Gerdau SA	14,200	67,472
Guararapes Confeccoes SA	500	22,012
Hypermarcas SA (a)	31,000	247,180
Itau Unibanco Holding SA	25,300	370,453
JBS SA	64,000	235,548
Klabin SA unit	35,800	179,099
Kroton Educacional SA	32,287	859,848
Light SA	5,500	51,636
Localiza Rent A Car SA	11,990	190,889
Lojas Americanas SA	12,682	66,463
Lojas Renner SA	10,700	323,063
M. Dias Branco SA	3,800	155,852
MRV Engenharia e Participacoes SA	27,300	87,601
Multiplan Empreendimentos Imobiliarios SA	6,700	159,176
Multiplus SA	3,800	55,490
Natura Cosmeticos SA	14,100	219,572
Obrascon Huarte Lain Brasil SA	4,600	35,381
Oi SA (a)	111,700	74,836
Petroleo Brasileiro SA - Petrobras (ON)	321,100	2,546,155
Porto Seguro SA	8,500	116,630
Souza Cruz SA	32,100	297,973
Sul America SA unit	21,528	129,524
Terna Participacoes SA unit	8,600	77,481
TIM Participacoes SA	68,900	365,037
Totvs SA	11,100	191,740
Tractebel Energia SA	17,600	263,680
Ultrapar Participacoes SA	32,800	755,394
Usinas Siderurgicas de Minas Gerais SA - Usiminas (a)	14,600	47,299
Vale SA	123,200	1,767,564
Weg SA	23,720	284,379
TOTAL BRAZIL		24,134,392
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (d)	296,000	$ 92,167
Cayman Islands - 3.9%
Agile Property Holdings Ltd.	100,000	84,963
Anta Sports Products Ltd.	73,000	119,984
Belle International Holdings Ltd.	451,000	558,625
Biostime International Holdings Ltd.	10,500	47,821
Bosideng International Holdings Ltd.	204,000	34,447
China Conch Venture Holdings Ltd.	12,500	30,099
China Dongxiang Group Co. Ltd.	224,000	43,582
China Hongqiao Group Ltd.	73,000	62,453
China Huishan Dairy Hld Co. Ltd. (d)	624,000	141,148
China Resources Cement Holdings Ltd.	157,064	113,419
China Resources Land Ltd.	156,000	363,551
China State Construction International Holdings Ltd.	134,000	235,964
China Zhongwang Holdings Ltd.	162,000	58,338
Cimc Enric Holdings Ltd.	42,000	50,009
Country Garden Holdings Co. Ltd.	370,000	188,229
ENN Energy Holdings Ltd.	64,000	452,685
Evergrande Real Estate Group Ltd. (d)	528,000	228,864
GCL-Poly Energy Holdings Ltd. (a)	931,000	300,558
Geely Automobile Holdings Ltd.	395,000	158,816
Golden Eagle Retail Group Ltd. (H Shares)	40,000	51,508
Greentown China Holdings Ltd.	70,500	90,604
Haitian International Holdings Ltd.	48,000	112,446
Hengan International Group Co. Ltd.	63,500	679,340
Kingboard Chemical Holdings Ltd.	53,000	111,216
Kingboard Laminates Holdings Ltd.	112,000	46,228
Kingsoft Corp. Ltd. (a)	59,000	173,372
KWG Property Holding Ltd.	92,237	67,344
Lee & Man Paper Manufacturing Ltd.	100,000	60,663
Li Ning Co. Ltd. (a)	74,000	44,733
Longfor Properties Co. Ltd.	120,000	172,491
Renhe Commercial Holdings Co. Ltd. (a)	764,000	38,246
Sany Heavy Equipment International Holdings Co. Ltd.	47,000	11,021
Shenzhou International Group Holdings Ltd.	45,000	141,669
Shimao Property Holdings Ltd.	105,500	242,570
Sino Biopharmaceutical Ltd.	228,000	195,418
SOHO China Ltd.	122,500	102,983
Tencent Holdings Ltd.	396,400	6,437,441
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
TPK Holding Co. Ltd.	21,775	$ 136,355
Zhongsheng Group Holdings Ltd. Class H	51,500	65,393
TOTAL CAYMAN ISLANDS		12,254,596
Chile - 1.4%
AES Gener SA	235,413	119,161
Aguas Andinas SA	230,937	146,141
Banco de Chile	2,154,337	267,809
Banco de Credito e Inversiones	3,543	194,799
Banco Santander Chile	5,242,284	332,941
CAP SA	7,891	106,923
Cencosud SA	95,913	298,455
Colbun SA (a)	642,665	165,713
Compania Cervecerias Unidas SA	12,462	140,092
Compania de Petroleos de Chile SA (COPEC)	31,996	391,835
CorpBanca SA	13,997,991	165,324
Empresa Nacional de Electricidad SA	273,241	405,684
Empresa Nacional de Electricidad SA sponsored ADR	203	9,027
Empresa Nacional de Telecomunicaciones SA (ENTEL)	9,095	110,486
Empresas CMPC SA	100,984	227,732
Enersis SA	1,661,743	558,514
Enersis SA sponsored ADR	300	5,058
LATAM Airlines Group SA (a)	28,676	337,377
LATAM Airlines Group SA sponsored ADR (a)	212	2,485
S.A.C.I. Falabella	40,242	319,035
Sociedad Matriz Banco de Chile Class B	445,102	136,169
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	168	4,659
TOTAL CHILE		4,445,419
China - 12.1%
Agricultural Bank of China Ltd. (H Shares)	2,108,000	1,021,222
Air China Ltd. (H Shares)	184,000	112,279
Aluminum Corp. of China Ltd. (H Shares) (a)	320,000	147,093
Angang Steel Co. Ltd. (H Shares)	102,000	75,537
Anhui Conch Cement Co. Ltd. (H Shares) (d)	105,000	392,838
Anhui Expressway Co. Ltd. (H Shares)	56,000	33,175
Anhui Gujing Distillery Co. Ltd. (B Shares)	5,800	14,311
AviChina Industry & Technology Co. Ltd. (H Shares)	204,000	117,681
Bank Communications Co. Ltd. (H Shares)	682,000	522,553
Bank of China Ltd. (H Shares)	6,516,000	3,113,924
BBMG Corp. (H Shares)	86,000	66,982
Beijing Capital International Airport Co. Ltd. (H Shares)	112,000	76,622
Common Stocks - continued
	Shares	Value
China - continued
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	114,000	$ 48,125
Beijing North Star Co. Ltd. (H Shares)	26,000	7,107
Bengang Steel Plates Co. Ltd. (B Shares)	16,200	5,784
BOE Technology Group Co. Ltd. (B Shares) (a)	140,800	40,689
BYD Co. Ltd. (H Shares) (a)	59,000	390,578
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	130,000	81,712
China BlueChemical Ltd. (H Shares)	136,000	70,047
China Cinda Asset Mngmt Co. Ltd. (H Shares)	277,000	157,871
China CITIC Bank Corp. Ltd. (H Shares)	648,000	429,054
China Coal Energy Co. Ltd. (H Shares) (d)	372,000	223,576
China Communications Construction Co. Ltd. (H Shares)	398,000	301,206
China Communications Services Corp. Ltd. (H Shares)	200,000	97,471
China Construction Bank Corp. (H Shares)	6,232,000	4,768,228
China Cosco Holdings Co. Ltd. (H Shares) (a)	264,500	114,066
China Eastern Airlines Corp. Ltd. (H Shares) (a)	96,000	30,481
China Galaxy Securities Co. Ltd. (H Shares)	83,000	62,429
China International Marine Containers (Group) Ltd. (H Shares)	44,700	97,477
China Life Insurance Co. Ltd. (H Shares)	636,000	1,888,840
China Longyuan Power Grid Corp. Ltd. (H Shares)	279,000	283,487
China Machinery Engineering Co. (H Shares)	39,000	23,659
China Merchants Bank Co. Ltd. (H Shares)	387,846	783,815
China Merchants Property Development Co. Ltd. (B Shares)	13,050	22,791
China Minsheng Banking Corp. Ltd. (H Shares)	514,200	531,161
China Molybdenum Co. Ltd. (H Shares)	110,000	72,565
China National Building Materials Co. Ltd. (H Shares)	250,000	249,253
China National Materials Co. Ltd. (H Shares)	68,000	15,699
China Oilfield Services Ltd. (H Shares)	154,000	383,356
China Pacific Insurance Group Co. Ltd. (H Shares)	192,400	755,685
China Petroleum & Chemical Corp. (H Shares)	2,207,000	2,160,663
China Railway Construction Corp. Ltd. (H Shares)	151,000	144,730
China Railway Group Ltd. (H Shares)	307,000	164,184
China Shenhua Energy Co. Ltd. (H Shares)	298,000	876,245
China Shipping Container Lines Co. Ltd. (H Shares) (a)	338,000	97,624
China Shipping Development Co. Ltd. (H Shares) (a)	112,000	73,700
China Southern Airlines Ltd. (H Shares)	156,000	52,951
China Telecom Corp. Ltd. (H Shares)	1,420,000	800,375
China Vanke Co. Ltd. (H Shares) (a)	115,100	252,049
Chongqing Changan Automobile Co. Ltd. (B Shares)	72,400	155,346
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	227,000	112,276
CITIC Securities Co. Ltd. (H Shares)	85,500	213,425
CSG Holding Co. Ltd. (B Shares)	70,300	52,002
Common Stocks - continued
	Shares	Value
China - continued
CSR Corp. Ltd. (H Shares)	184,000	$ 164,563
Datang International Power Generation Co. Ltd. (H Shares)	274,000	135,885
Dazhong Transport Group Co. Ltd. (B Shares)	31,700	19,980
Dongfang Electric Corp. Ltd. (H Shares)	33,200	57,290
Dongfeng Motor Group Co. Ltd. (H Shares)	248,000	440,391
Double Coin Holdings Ltd. (B Shares)	19,000	13,341
Foshan Electrical and Lighting Co. Ltd. (B Shares) (a)	21,900	18,314
Great Wall Motor Co. Ltd. (H Shares)	87,000	357,917
Guangdong Electric Power Development Co. Ltd. (B Shares)	44,500	26,687
Guangshen Railway Co. Ltd. (H Shares)	122,000	49,002
Guangzhou Automobile Group Co. Ltd. (H Shares)	200,000	224,530
Guangzhou Baiyunshan Pharma Health (H Shares)	20,000	63,461
Guangzhou R&F Properties Co. Ltd. (H Shares)	88,000	129,022
Guangzhou Shipyard International Ltd. (H Shares)	16,000	28,341
Haitong Securities Co. Ltd. (H Shares)	138,400	229,406
Harbin Electric Machinery Co. Ltd.(H Shares)	44,000	29,526
Huadian Energy Co. Ltd. (B Shares) (a)	19,200	6,460
Huadian Fuxin Energy Corp. Ltd. (H Shares)	122,000	62,084
Huadian Power International Corp. Ltd. (H Shares) (d)	130,000	80,154
Huaneng Power International, Inc. (H Shares)	284,000	315,253
Huaneng Renewables Corp. Ltd. (H Shares)	178,000	58,983
Huishang Bank Corp. Ltd.	117,000	51,490
Industrial & Commercial Bank of China Ltd. (H Shares)	6,224,000	4,244,877
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	44,400	35,609
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	86,762	127,605
Jiangling Motors Corp. Ltd. (B Shares)	8,300	33,541
Jiangsu Expressway Co. Ltd. (H Shares)	100,000	121,550
Jiangxi Copper Co. Ltd. (H Shares)	121,000	230,692
Jinzhou Port Co. Ltd. (B Shares)	11,000	4,360
Lianhua Supermarket Holdings Ltd. (H Shares)	43,000	23,705
Maanshan Iron & Steel Ltd. (H Shares) (a)	110,000	25,655
Metallurgical Corp. China Ltd. (H Shares)	217,000	47,241
New China Life Insurance Co. Ltd. (H Shares)	62,900	227,810
People's Insurance Co. of China Group (H Shares)	301,000	132,564
PetroChina Co. Ltd. (H Shares)	1,824,000	2,364,033
PICC Property & Casualty Co. Ltd. (H Shares)	266,008	430,120
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	167,000	1,418,999
Shandong Chenming Paper Holdings Ltd. (B Shares)	156,600	75,845
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	148,000	151,810
Shanghai Chlor Alkali Co. Ltd. (B Shares)	33,000	15,266
Shanghai Electric Group Co. Ltd. (H Shares)	216,000	95,832
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	31,000	102,094
Common Stocks - continued
	Shares	Value
China - continued
Shanghai Friendship Group, Inc. (B Shares)	13,200	$ 16,294
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	36,400	17,471
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	9,000	13,758
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	40	36
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	18,000	18,684
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	41,700	65,679
Shanghai Pharma Holding Co. Ltd. (H Shares)	43,000	79,127
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	14,700	25,377
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	15,917	26,169
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	53,100	21,107
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	19,400	29,940
Shenzhen Expressway Co. (H Shares)	52,000	31,462
Sichuan Expressway Co. Ltd. (H Shares)	64,000	21,520
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	92,000	104,888
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	273,000	84,349
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares)	168,000	38,369
Sinopharm Group Co. Ltd. (H Shares)	79,200	232,083
Sinotrans Ltd. (H Shares)	131,000	81,132
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	14,000	9,930
TravelSky Technology Ltd. (H Shares)	82,000	74,024
Tsingtao Brewery Co. Ltd. (H Shares)	32,000	260,725
Weichai Power Co. Ltd. (H Shares)	43,800	190,856
Weifu High-Technology Co. Ltd. (B Shares)	13,550	45,372
Wumart Stores, Inc. (H Shares)	38,000	33,778
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	37,000	42,002
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	15,620	43,219
Yanzhou Coal Mining Co. Ltd. (H Shares)	154,000	125,861
Zhaojin Mining Industry Co. Ltd. (H Shares)	86,500	53,923
Zhejiang Expressway Co. Ltd. (H Shares)	124,000	133,957
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	45,500	155,612
Zijin Mining Group Co. Ltd. (H Shares)	632,000	164,147
ZTE Corp. (H Shares)	57,000	119,088
TOTAL CHINA		37,617,226
Colombia - 0.7%
Almacenes Exito SA	18,707	302,024
BanColombia SA sponsored ADR	76	4,743
Cementos Argos SA	35,003	205,160
Cemex Latam Holdings SA (a)	13,606	134,121
Common Stocks - continued
	Shares	Value
Colombia - continued
Corporacion Financiera Colombiana SA	8,551	$ 175,873
Ecopetrol SA	427,518	724,396
Grupo de Inversiones Suramerica SA	18,987	422,890
Interconexion Electrica SA ESP	27,605	135,764
Isagen SA	69,248	119,734
TOTAL COLOMBIA		2,224,705
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S	13,559	385,115
Komercni Banka A/S	1,394	303,394
Telefonica Czech Rep A S	8,941	117,890
TOTAL CZECH REPUBLIC		806,399
Egypt - 0.3%
Commercial International Bank SAE	68,657	406,178
Commercial International Bank SAE sponsored GDR	2,265	13,250
EFG-Hermes Holding SAE	41,279	89,601
Egyptian Kuwaiti Holding (a)	74,575	77,558
El Ezz Steel Rebars SAE (a)	18,109	42,879
Elsewedy Electric Co.	5,895	29,598
JUHAYNA Food Industries	31,658	46,003
Orascom Telecom Holding SAE (a)	206,073	148,429
Sidi Kerir Petrochemcials Co. (a)	8,487	22,197
Talaat Moustafa Group Holding	91,982	122,213
Telecom Egypt SAE	24,222	44,717
TOTAL EGYPT		1,042,623
Hong Kong - 4.4%
Beijing Enterprises Holdings Ltd.	45,500	396,209
China Agri-Industries Holdings Ltd.	181,630	79,265
China Everbright International Ltd.	238,000	317,740
China Everbright Ltd.	82,000	126,526
China Insurance International Holdings Co. Ltd. (a)	68,400	148,796
China Merchants Holdings International Co. Ltd.	104,283	351,470
China Mobile Ltd.	449,000	4,906,064
China Overseas Land and Investment Ltd.	350,000	1,064,283
China Pharmaceutical Group Ltd.	256,000	198,841
China Resources Enterprise Ltd.	106,000	322,563
China Resources Power Holdings Co. Ltd.	162,000	452,549
China Unicom Ltd.	392,000	684,786
CITIC Pacific Ltd.	137,000	273,216
CNOOC Ltd.	1,375,000	2,432,195
CNOOC Ltd. sponsored ADR	200	35,334
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Far East Horizon Ltd.	124,000	$ 95,086
Fosun International Ltd.	116,000	146,727
Franshion Properties China Ltd.	358,000	105,566
Guangdong Investment Ltd.	182,000	204,104
Lenovo Group Ltd.	530,000	722,966
Poly Property Group Co. Ltd.	137,000	66,481
Shanghai Industrial Holdings Ltd.	47,000	156,425
Shenzhen Investment Ltd.	198,752	68,689
Sino-Ocean Land Holdings Ltd.	320,479	187,168
Sinotruk Hong Kong Ltd.	38,500	20,361
Yuexiu Property Co. Ltd.	402,000	90,075
TOTAL HONG KONG		13,653,485
Hungary - 0.2%
Magyar Telekom PLC (a)	34,595	55,050
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	3,813	184,546
OTP Bank PLC	15,442	268,451
Richter Gedeon PLC	11,214	184,185
TOTAL HUNGARY		692,232
India - 10.1%
ABB Ltd. India	4,450	76,089
ACC Ltd.	3,577	82,020
Adani Enterprises Ltd.	21,132	150,038
Adani Ports & Special Economic Zone	42,017	179,543
Adani Power Ltd. (a)	41,824	38,805
Aditya Birla Nuvo Ltd.	2,185	53,031
Ambuja Cements Ltd.	52,687	178,209
Ashok Leyland Ltd.	42,573	23,886
Asian Paints India Ltd.	24,942	257,659
Axis Bank Ltd.	105,685	699,061
Bajaj Auto Ltd.	5,862	200,099
Bajaj Holdings & Investment Ltd.	2,657	56,847
Bank of Baroda	7,674	109,251
Bank of India	9,191	41,131
Bharat Electronics Ltd.	1,025	29,561
Bharat Forge Ltd.	8,304	98,619
Bharat Heavy Electricals Ltd.	49,391	184,810
Bharat Petroleum Corp. Ltd.	15,191	144,616
Bharti Airtel Ltd. (a)	108,972	668,241
Bharti Infratel Ltd. (a)	17,114	72,283
Cadila Healthcare Ltd. (a)	4,392	80,869
Common Stocks - continued
	Shares	Value
India - continued
Cairn India Ltd.	39,595	$ 205,544
Canara Bank Ltd.	6,324	41,185
Castrol India Ltd.	10,134	56,007
Cipla Ltd.	26,497	198,797
Coal India Ltd.	52,793	319,118
Colgate-Palmolive (India)	2,865	73,985
Container Corp. of India Ltd.	3,718	84,089
Corporation Bank Ltd.	1,500	8,746
Crompton Greaves Ltd.	11,890	37,915
Cummins India Ltd.	5,257	54,248
Dabur India Ltd.	36,316	123,766
Divi's Laboratories Ltd.	3,022	73,415
DLF Ltd.	34,460	111,381
Dr. Reddy's Laboratories Ltd.	7,359	339,844
Essar Oil Ltd. (a)	14,081	26,501
Exide Industries Ltd.	20,175	54,532
GAIL India Ltd.	25,861	185,524
GlaxoSmithKline Consumer Healthcare Ltd.	800	64,160
GlaxoSmithKline Pharmaceuticals Ltd. (a)	1,502	61,342
Glenmark Pharmaceuticals Ltd.	8,193	88,870
GMR Infrastructure Ltd. (a)	141,537	61,986
Godrej Consumer Products Ltd.	10,269	141,875
Godrej Industries Ltd.	5,701	31,434
Grasim Industries Ltd.	1,387	80,300
Great Eastern Shipping Co. Ltd.	3,246	19,608
HCL Technologies Ltd.	22,659	580,742
HDFC Bank Ltd.	82,559	1,190,576
Hero Motocorp Ltd.	6,900	295,458
Hindalco Industries Ltd.	69,812	219,135
Hindustan Petroleum Corp. Ltd.	7,939	52,065
Hindustan Unilever Ltd.	60,785	686,757
Hindustan Zinc Ltd.	22,148	58,722
Housing Development Finance Corp. Ltd.	134,810	2,360,936
ICICI Bank Ltd. (a)	48,997	1,181,884
IDBI Bank Ltd.	28,692	41,926
Idea Cellular Ltd.	67,498	173,956
IDFC Ltd.	55,030	137,262
Indian Oil Corp. Ltd. (a)	25,121	136,908
IndusInd Bank Ltd.	17,361	165,454
Infosys Ltd.	41,026	2,267,282
ITC Ltd.	165,214	966,839
Jaiprakash Associates Ltd.	88,232	84,135
Common Stocks - continued
	Shares	Value
India - continued
Jindal Steel & Power Ltd.	30,221	$ 136,209
JSW Energy Ltd.	34,499	42,648
JSW Steel Ltd.	10,192	197,262
Kotak Mahindra Bank Ltd.	22,957	358,685
Larsen & Toubro Ltd.	19,485	479,470
Lupin Ltd.	9,167	193,766
Mahindra & Mahindra Financial Services Ltd.	24,565	94,812
Mahindra & Mahindra Ltd.	25,747	506,852
Mangalore Refinery & Petrochemicals Ltd. (a)	13,688	14,632
Maruti Suzuki India Ltd.	4,930	205,308
Mphasis BFL Ltd.	5,748	43,022
Nestle India Ltd.	1,965	164,916
NHPC Ltd.	159,821	60,057
NMDC Ltd.	73,860	206,845
NTPC Ltd.	166,324	396,542
Oil & Natural Gas Corp. Ltd.	178,307	1,157,474
Oil India Ltd.	10,102	94,016
Oracle Finance Services Software Ltd. (a)	1,958	107,209
Oriental Bank of Commerce	5,166	23,446
Piramal Enterprises Ltd.	6,800	72,614
Power Finance Corp. Ltd.	26,820	117,851
Power Grid Corp. of India Ltd.	106,790	233,801
Punjab National Bank	4,147	66,352
Ranbaxy Laboratories Ltd. (a)	9,689	91,643
Reliance Capital Ltd.	10,045	95,966
Reliance Communication Ltd.	88,425	195,838
Reliance Industries Ltd.	137,509	2,270,156
Reliance Infrastructure Ltd. (a)	10,140	123,060
Reliance Power Ltd. (a)	47,457	72,011
Rural Electrification Corp. Ltd.	30,347	151,942
Sesa Sterlite Ltd.	117,007	556,063
Shree Cement Ltd.	696	84,746
Shriram Transport Finance Co. Ltd.	10,575	155,959
Siemens India Ltd.	6,778	97,587
State Bank of India	13,142	524,902
Steel Authority of India Ltd.	71,961	103,768
Sun Pharmaceutical Industries Ltd.	65,126	846,260
Sun TV Ltd.	6,352	44,336
Tata Chemicals Ltd.	3,139	18,205
Tata Communications Ltd.	5,874	35,879
Tata Consultancy Services Ltd.	40,623	1,726,359
Tata Motors Ltd.	81,585	596,798
Common Stocks - continued
	Shares	Value
India - continued
Tata Power Co. Ltd.	82,525	$ 132,371
Tata Steel Ltd.	20,736	188,201
Tech Mahindra Ltd.	9,342	330,460
Titan Co. Ltd.	14,520	83,611
Torrent Power Ltd.	8,080	18,512
Ultratech Cemco Ltd.	5,498	218,734
Union Bank of India	10,272	32,093
Unitech Ltd. (a)	115,110	47,903
United Breweries Ltd.	6,396	74,080
United Spirits Ltd.	5,161	200,393
Wipro Ltd.	41,056	366,795
Wockhardt Ltd.	2,417	26,730
Yes Bank Ltd.	16,506	145,517
Zee Entertainment Enterprises Ltd.	42,791	204,474
TOTAL INDIA		31,404,018
Indonesia - 2.7%
PT Adaro Energy Tbk	1,095,500	110,214
PT Aneka Tambang Tbk	213,000	23,007
PT Astra Agro Lestari Tbk	28,500	65,402
PT Astra International Tbk (f)	1,706,700	1,127,011
PT Bank Central Asia Tbk (f)	1,041,300	1,042,077
PT Bank Danamon Indonesia Tbk Series A	237,500	78,139
PT Bank Mandiri (Persero) Tbk (f)	793,300	690,295
PT Bank Negara Indonesia (Persero) Tbk	658,700	285,314
PT Bank Rakyat Indonesia Tbk (f)	913,300	876,011
PT Charoen Pokphand Indonesia Tbk	627,100	209,027
PT Global Mediacom Tbk	315,500	51,844
PT Gudang Garam Tbk	38,700	178,951
PT Indo Tambangraya Megah Tbk	29,500	65,746
PT Indocement Tunggal Prakarsa Tbk	111,700	241,819
PT Indofood CBP Sukses Makmur Tbk	89,500	80,564
PT Indofood Sukses Makmur Tbk	372,800	224,404
PT Indosat Tbk	101,000	34,714
PT International Nickel Indonesia Tbk	149,000	50,859
PT Jasa Marga Tbk (f)	187,200	102,120
PT Kalbe Farma Tbk	1,765,400	260,722
PT Media Nusantara Citra Tbk	428,100	94,984
PT Perusahaan Gas Negara Tbk Series B (f)	909,400	457,742
PT Semen Gresik (Persero) Tbk	250,200	350,938
PT Surya Citra Media Tbk	329,400	107,394
PT Tambang Batubara Bukit Asam Tbk (f)	78,300	77,493
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Telkomunikasi Indonesia Tbk Series B (f)	4,298,200	$ 976,444
PT Unilever Indonesia Tbk	97,100	254,070
PT United Tractors Tbk	129,400	253,779
PT XL Axiata Tbk	225,700	104,588
TOTAL INDONESIA		8,475,672
Malaysia - 4.9%
AirAsia Bhd	91,200	69,470
AMMB Holdings Bhd	143,800	311,359
Astro Malaysia Holdings Bhd	127,000	133,299
Axiata Group Bhd	422,800	920,131
Berjaya Sports Toto Bhd	70,969	85,377
British American Tobacco (Malaysia) Bhd	12,100	266,036
Bumi Armada Bhd	129,800	136,089
Bumiputra-Commerce Holdings Bhd	449,466	981,233
DiGi.com Bhd	319,300	566,902
Felda Global Ventures Holdings Bhd	158,700	199,263
Gamuda Bhd	169,200	252,618
Genting Bhd	187,700	577,411
Genting Malaysia Bhd	263,700	362,418
Hong Leong Bank Bhd	47,700	210,762
Hong Leong Credit Bhd	18,600	101,317
IHH Healthcare Bhd	247,500	363,730
IJM Corp. Bhd	107,000	223,691
IOI Corp. Bhd	332,200	519,680
IOI Properties Group Sdn Bhd (a)	171,166	134,539
KLCC Property Holdings Bhd	41,800	83,927
Kuala Lumpur Kepong Bhd	44,200	328,018
Lafarge Malaysia Bhd	36,600	111,438
Malayan Banking Bhd	371,121	1,144,412
Malaysia Airports Holdings Bhd	59,522	139,758
Malaysia Marine and Heavy Engineering Sdn Bhd	32,800	35,502
Malaysian Plantations Bhd	87,100	132,799
Maxis Bhd	224,700	474,478
MISC Bhd	133,700	271,890
MMC Corp. Bhd	75,300	58,951
Parkson Holdings Bhd	54,606	49,574
Petronas Chemicals Group Bhd	247,600	513,320
Petronas Dagangan Bhd	25,400	147,196
Petronas Gas Bhd	68,300	502,336
PPB Group Bhd	55,700	260,652
Public Bank Bhd	274,060	1,693,394
Common Stocks - continued
	Shares	Value
Malaysia - continued
RHB Capital Bhd	62,413	$ 176,431
SapuraKencana Petroleum Bhd	342,600	460,710
Sime Darby Bhd	274,243	814,841
SP Setia Bhd	71,070	77,967
Telekom Malaysia Bhd	86,544	168,591
Tenaga Nasional Bhd	120,300	466,754
UEM Land Holdings Bhd	120,100	78,908
UMW Holdings Bhd	54,800	200,208
YTL Corp. Bhd	447,886	219,801
YTL Power International Bhd (a)	236,670	109,352
TOTAL MALAYSIA		15,136,533
Malta - 0.1%
Brait SA	26,475	184,681
Mexico - 5.7%
Alfa SA de CV Series A	246,700	674,226
Alpek SA de CV	23,100	41,954
America Movil S.A.B. de CV Series L	2,640,000	3,113,283
CEMEX S.A.B. de CV unit	1,029,352	1,290,972
Coca-Cola FEMSA S.A.B. de CV Series L	35,400	378,180
Compartamos S.A.B. de CV	92,600	186,671
Concentradora Fibra Danhos SA de CV	19,200	52,430
Controladora Commercial Mexicana S.A.B. de CV unit	37,300	137,406
Embotelladoras Arca S.A.B. de CV	23,600	166,503
Fibra Uno Administracion SA de CV	190,500	669,488
Fomento Economico Mexicano S.A.B. de CV unit	187,700	1,765,544
Genomma Lab Internacional SA de CV (a)	65,200	174,294
Gruma S.A.B. de CV Series B (a)	14,000	153,216
Grupo Aeroportuario del Sureste SA de CV Series B	19,700	245,043
Grupo Bimbo S.A.B. de CV Series A	164,600	505,628
Grupo Carso SA de CV Series A1	40,600	229,534
Grupo Comercial Chedraui S.A.B. de CV	22,300	73,141
Grupo Elektra SA de CV	3,140	81,196
Grupo Financiero Banorte S.A.B. de CV Series O	196,900	1,308,596
Grupo Financiero Inbursa S.A.B. de CV Series O	179,500	546,647
Grupo Financiero Santander Mexico S.A.B. de CV	127,800	339,221
Grupo Lala S.A.B. de CV	40,500	103,333
Grupo Mexico SA de CV Series B	334,307	1,187,776
Grupo Sanborns SA de CV	34,200	56,577
Grupo Televisa SA de CV	225,700	1,609,265
Industrias CH SA de CV (a)	17,000	95,133
Industrias Penoles SA de CV	10,835	270,793
Common Stocks - continued
	Shares	Value
Mexico - continued
Infraestructura Energetica Nova S.A.B. de CV	15,200	$ 85,773
Kimberly-Clark de Mexico SA de CV Series A	70,400	178,982
Mexichem S.A.B. de CV	96,027	384,253
Minera Frisco S.A.B. de CV (a)	45,200	90,537
OHL Mexico S.A.B. de CV (a)	55,200	160,297
Organizacion Soriana S.A.B. de CV Series B (a)	21,000	68,067
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	17,200	231,927
Wal-Mart de Mexico SA de CV Series V	492,600	1,222,185
TOTAL MEXICO		17,878,071
Morocco - 0.0%
Douja Promotion Groupe Addoha SA	10,373	70,553
Pakistan - 0.2%
Fauji Fertilizer Co. Ltd.	43,965	49,107
MCB Bank Ltd. (f)	70,861	218,948
National Bank of Pakistan	46,662	28,942
Oil & Gas Development Co. Ltd.	53,217	148,609
Pakistan Petroleum Ltd.	29,713	69,927
TOTAL PAKISTAN		515,533
Peru - 0.1%
Compania de Minas Buenaventura SA	337	3,898
Compania de Minas Buenaventura SA sponsored ADR	16,649	194,960
Volcan Compania Minera SAA Class B	229,248	95,759
TOTAL PERU		294,617
Philippines - 1.6%
Aboitiz Equity Ventures, Inc.	183,050	230,145
Aboitiz Power Corp.	128,100	107,533
Alliance Global Group, Inc.	378,700	226,756
Ayala Corp.	19,470	292,331
Ayala Land, Inc.	475,200	337,108
Bank of the Philippine Islands (BPI)	136,812	297,074
BDO Unibank, Inc.	125,202	258,857
Bloomberry Resorts Corp. (a)	240,700	63,286
DMCI Holdings, Inc.	71,590	119,271
Emperador, Inc. (a)	135,500	35,594
Globe Telecom, Inc.	2,590	102,940
GT Capital Holdings, Inc.	6,150	125,205
International Container Terminal Services, Inc.	69,260	179,182
JG Summit Holdings, Inc.	184,780	224,284
Jollibee Food Corp.	37,770	152,644
Common Stocks - continued
	Shares	Value
Philippines - continued
LT Group, Inc.	246,300	$ 89,680
Manila Electric Co.	27,410	159,936
Metropolitan Bank & Trust Co.	96,265	188,715
Petron Corp.	165,500	46,520
Philippine Long Distance Telephone Co.	7,665	538,073
PNOC Energy Development Corp.	499,000	69,869
San Miguel Corp.	55,040	99,475
SM Investments Corp.	27,727	503,271
SM Prime Holdings, Inc.	633,000	221,076
Top Frontier Investment Holdings, Inc.	4,146	14,490
Travellers International Hotel Group, Inc.	159,600	31,190
Universal Robina Corp.	79,850	294,887
TOTAL PHILIPPINES		5,009,392
Poland - 1.6%
Bank Handlowy w Warszawie SA	2,512	87,751
Bank Millennium SA	38,550	92,659
Bank Polska Kasa Opieki SA	11,204	596,053
BRE Bank SA	1,077	161,534
Cyfrowy Polsat SA	18,214	136,592
ENEA SA	16,816	81,701
Eurocash SA	7,418	91,646
Getin Noble Bank SA (a)	109,511	96,866
ING Bank Slaski SA	2,519	105,756
Jastrzebska Spolka Weglowa SA	3,819	50,854
KGHM Polska Miedz SA (Bearer)	12,233	503,191
Polish Oil & Gas Co. SA	147,333	228,533
Polska Grupa Energetyczna SA	61,486	409,867
Polski Koncern Naftowy Orlen SA	27,402	324,928
Powszechna Kasa Oszczednosci Bank SA	76,887	877,216
Powszechny Zaklad Ubezpieczen SA	4,841	682,639
Synthos SA	37,802	54,517
Tauron Polska Energia SA	94,847	154,112
Telekomunikacja Polska SA	54,606	180,252
TOTAL POLAND		4,916,667
Russia - 5.1%
Aeroflot - Russian Airlines (a)	29,070	41,129
E.ON Russia JSC (a)	1,267,859	85,215
Federal Grid Co. of Unified Energy System (a)	15,221,526	22,405
Gazprom OAO sponsored ADR (Reg. S)	475,835	3,497,387
Inter Rao Ues JSC (a)	118,764,990	27,856
Common Stocks - continued
	Shares	Value
Russia - continued
LSR Group OJSC GDR (Reg. S)	15,543	$ 53,048
LUKOIL Oil Co. sponsored ADR (United Kingdom)	41,813	2,343,619
Magnit OJSC GDR (Reg. S)	24,108	1,422,372
Magnitogorsk Iron & Steel Works OJSC unit (a)	5,623	13,917
Mechel Steel Group OAO sponsored ADR (a)(d)	12,236	23,126
Megafon OJSC GDR	7,547	211,316
Mobile TeleSystems OJSC sponsored ADR	42,004	753,132
Mosenergo AO (a)	235,018	5,210
Norilsk Nickel OJSC ADR	40,557	796,945
NOVATEK OAO GDR (Reg. S)	9,540	990,729
Novolipetsk Steel OJSC GDR (Reg. S)	7,693	103,086
Pharmstandard OJSC unit (a)	2,602	21,597
PhosAgro OJSC GDR (Reg. S)	6,103	76,898
Rosneft Oil Co. OJSC GDR (Reg. S)	98,683	611,341
Rostelecom sponsored ADR	16,132	240,044
RusHydro JSC sponsored ADR	86,258	146,984
Russian Grids OAO (a)	1,422,195	19,425
Sberbank (Savings Bank of the Russian Federation) (a)	39,030	80,400
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	223,496	1,868,427
Severstal GDR (Reg. S)	13,428	129,916
Sistema JSFC sponsored GDR	11,886	294,892
Surgutneftegas sponsored ADR	63,854	443,785
Tatneft OAO sponsored ADR	20,187	721,483
TMK OAO GDR (Reg. S)	4,086	36,774
Uralkali OJSC GDR (Reg. S)	22,168	425,626
VTB Bank OJSC sponsored GDR (Reg. S)	222,686	489,241
TOTAL RUSSIA		15,997,325
South Africa - 9.3%
Adcock Ingram Holdings Ltd.	13,517	66,658
Aeci Ltd.	9,110	104,158
African Bank Investments Ltd.	116,009	66,643
African Rainbow Minerals Ltd.	8,690	161,644
Anglo American Platinum Ltd. (a)	4,991	219,375
AngloGold Ashanti Ltd. (a)	35,220	603,896
ArcelorMittal South Africa Ltd. (a)	10,394	36,834
Aspen Pharmacare Holdings Ltd.	26,100	707,205
Assore Ltd.	3,184	105,622
Aveng Ltd. (a)	35,748	81,044
AVI Ltd.	30,636	173,422
Barclays Africa Group Ltd.	27,432	428,505
Common Stocks - continued
	Shares	Value
South Africa - continued
Barloworld Ltd.	18,168	$ 172,819
Bidvest Group Ltd.	26,890	724,548
Capital Property Fund	115,946	124,888
Capitec Bank Holdings Ltd.	4,741	107,686
Clicks Group Ltd.	19,053	116,703
Coronation Fund Managers Ltd.	22,414	204,742
DataTec Ltd.	13,305	69,484
Discovery Holdings Ltd.	26,842	235,302
Exxaro Resources Ltd.	11,354	154,062
FirstRand Ltd.	283,879	1,144,994
Foschini Ltd.	17,197	188,392
Fountainhead Property Trust	38,899	29,094
Gold Fields Ltd.	66,405	261,764
Grindrod Ltd.	37,948	92,508
Growthpoint Properties Ltd.	178,532	413,239
Harmony Gold Mining Co. Ltd. (a)	30,915	95,153
Illovo Sugar Ltd.	21,553	60,279
Impala Platinum Holdings Ltd. (a)	43,686	433,193
Imperial Holdings Ltd.	14,623	270,013
Investec Ltd.	21,539	185,923
JD Group Ltd. (a)	9,706	22,584
JSE Ltd.	8,453	78,279
Kumba Iron Ore Ltd.	4,970	173,827
Lewis Group Ltd.	6,083	36,028
Liberty Holdings Ltd.	9,434	113,933
Life Healthcare Group Holdings Ltd.	79,657	327,602
Massmart Holdings Ltd.	8,898	116,422
Mediclinic International Ltd.	34,061	271,586
MMI Holdings Ltd.	84,633	205,130
Mondi Ltd.	10,380	182,228
Mr Price Group Ltd.	20,407	386,330
MTN Group Ltd.	154,656	3,207,637
Murray & Roberts Holdings Ltd. (a)	37,902	88,578
Nampak Ltd.	48,183	183,332
Naspers Ltd. Class N	33,706	4,182,775
Nedbank Group Ltd.	17,059	372,266
Netcare Ltd.	127,359	367,005
Northam Platinum Ltd. (a)	29,979	123,042
Omnia Holdings Ltd.	5,064	109,563
Pick 'n Pay Holdings Ltd.	21,265	50,570
Pick 'n Pay Stores Ltd.	17,357	94,806
Pretoria Portland Cement Co. Ltd.	40,407	121,187
Common Stocks - continued
	Shares	Value
South Africa - continued
PSG Group Ltd.	5,486	$ 50,522
Remgro Ltd.	41,129	889,434
Reunert Ltd.	14,533	87,133
RMB Holdings Ltd.	55,487	288,948
Royal Bafokeng Holdings (Pty) Ltd. (a)	4,355	29,648
Sanlam Ltd.	153,347	873,776
Santam Ltd.	3,243	60,451
Sappi Ltd. (a)	46,891	177,935
Sasol Ltd.	47,937	2,765,167
Shoprite Holdings Ltd.	38,212	577,260
Sibanye Gold Ltd.	61,761	146,492
Spar Group Ltd.	15,519	179,461
Standard Bank Group Ltd.	104,361	1,408,674
Steinhoff International Holdings Ltd.	186,727	933,374
Steinhoff International Holdings Ltd. rights 8/1/14 (a)	29,357	4,380
Sun International Ltd.	6,772	67,701
Telkom SA Ltd. (a)	27,004	125,085
Tiger Brands Ltd.	12,932	372,354
Tongaat Hulett Ltd.	8,895	126,834
Truworths International Ltd.	35,939	252,173
Vodacom Group Ltd.	27,911	326,717
Wilson Bayly Holmes-Ovcon Ltd.	4,254	50,816
Woolworths Holdings Ltd.	61,816	477,960
TOTAL SOUTH AFRICA		28,926,797
Taiwan - 13.4%
Acer, Inc. (a)	222,000	175,521
Advanced Semiconductor Engineering, Inc.	527,940	625,466
Advantech Co. Ltd.	28,000	217,314
Asia Cement Corp.	209,954	290,945
ASUSTeK Computer, Inc.	62,000	653,597
AU Optronics Corp.	750,000	337,152
Capital Securities Corp.	210,195	79,830
Catcher Technology Co. Ltd.	61,000	497,377
Cathay Financial Holding Co. Ltd.	686,641	1,139,812
Cathay Real Estate Development Co. Ltd.	85,000	48,030
Chang Hwa Commercial Bank	257,150	167,928
Cheng Shin Rubber Industry Co. Ltd.	156,937	392,517
Cheng Uei Precision Industries Co. Ltd.	27,109	50,344
Chicony Electronics Co. Ltd.	55,485	153,335
China Airlines Ltd. (a)	186,043	62,903
China Development Finance Holding Corp.	1,211,800	399,627
Common Stocks - continued
	Shares	Value
Taiwan - continued
China Motor Co. Ltd.	62,000	$ 59,607
China Steel Corp.	1,059,024	911,243
Chinatrust Financial Holding Co. Ltd.	1,241,585	866,909
Chunghwa Telecom Co. Ltd.	329,000	1,001,220
Compal Electronics, Inc.	359,000	329,651
Delta Electronics, Inc.	176,000	1,193,113
E.SUN Financial Holdings Co. Ltd.	505,846	335,590
EPISTAR Corp.	69,000	149,864
Eternal Materials Co. Ltd.	72,000	83,606
EVA Airways Corp. (a)	134,900	66,325
Evergreen Marine Corp. (Taiwan) (a)	156,000	89,301
Far Eastern International Bank	147,716	55,605
Far Eastern Textile Ltd.	336,184	374,752
Far EasTone Telecommunications Co. Ltd.	142,000	293,845
Feng Hsin Iron & Steel Co.	35,000	48,107
First Financial Holding Co. Ltd.	579,441	392,750
Formosa Chemicals & Fibre Corp.	374,760	909,619
Formosa Petrochemical Corp.	162,000	411,789
Formosa Plastics Corp.	427,520	1,092,492
Formosa Taffeta Co. Ltd.	96,000	105,561
Foxconn Technology Co. Ltd.	85,072	209,758
Fubon Financial Holding Co. Ltd.	633,334	991,821
Giant Manufacturing Co. Ltd.	23,000	188,199
Hon Hai Precision Industry Co. Ltd. (Foxconn)	978,930	3,346,399
Hotai Motor Co. Ltd.	35,000	452,219
HTC Corp.	65,000	282,905
Hua Nan Financial Holdings Co. Ltd.	586,115	375,845
Innolux Corp.	767,698	361,362
Innolux Corp. rights 8/4/14 (a)	52,649	3,152
Inotera Memories, Inc. (a)	222,000	378,488
Inventec Corp.	260,865	231,339
Largan Precision Co. Ltd.	9,000	689,749
Lite-On Technology Corp.	183,010	306,306
Macronix International Co. Ltd. (a)	296,101	76,135
MediaTek, Inc.	126,292	1,949,800
Mega Financial Holding Co. Ltd.	870,098	762,251
Nan Ya Plastics Corp.	495,860	1,149,361
Nan Ya Printed Circuit Board Corp. (a)	12,000	18,554
Novatek Microelectronics Corp.	49,000	247,474
Oriental Union Chemical Corp.	61,300	61,093
Pegatron Corp.	149,000	281,664
Pou Chen Corp.	230,000	256,470
Common Stocks - continued
	Shares	Value
Taiwan - continued
President Chain Store Corp.	47,000	$ 372,985
President Securities Corp.	85,500	48,325
Quanta Computer, Inc.	231,000	643,608
Realtek Semiconductor Corp.	38,401	121,327
Shin Kong Financial Holding Co. Ltd.	567,854	188,160
Siliconware Precision Industries Co. Ltd.	250,000	340,398
Sinopac Holdings Co.	649,156	303,690
Synnex Technology International Corp.	105,000	163,735
Taishin Financial Holdings Co. Ltd.	663,184	353,080
Taiwan Business Bank	292,248	92,911
Taiwan Cement Corp.	274,000	406,916
Taiwan Cooperative Financial Holding Co. Ltd.	496,422	294,736
Taiwan Fertilizer Co. Ltd.	59,000	119,328
Taiwan Glass Industry Corp.	108,475	94,991
Taiwan Mobile Co. Ltd.	142,900	436,296
Taiwan Secom Co.	26,000	69,657
Taiwan Semiconductor Manufacturing Co. Ltd.	2,066,000	8,263,201
TECO Electric & Machinery Co. Ltd.	152,000	192,214
Ton Yi Industrial Corp.	55,000	50,847
Transcend Information, Inc.	25,000	85,217
U-Ming Marine Transport Corp.	49,000	77,038
Unified-President Enterprises Corp.	373,280	708,883
Unimicron Technology Corp.	105,000	87,784
United Microelectronics Corp.	1,035,000	476,271
Vanguard International Semiconductor Corp.	62,000	88,508
Walsin Lihwa Corp. (a)	285,000	105,737
Wan Hai Lines Ltd.	80,000	41,833
Waterland Financial Holdings Co. Ltd.	181,094	57,942
Wistron Corp.	218,831	208,582
Yang Ming Marine Transport Corp. (a)	101,900	42,076
Yuanta Financial Holding Co. Ltd.	824,570	456,823
Yuen Foong Yu Paper Manufacturing Co.	89,000	41,487
Yulon Motor Co. Ltd.	71,000	115,552
Yulon Nissan Motor Co. Ltd.	2,000	24,909
TOTAL TAIWAN		41,858,038
Thailand - 2.7%
Advanced Info Service PCL	2,900	18,662
Advanced Info Service PCL (For. Reg.)	98,800	635,808
Airports of Thailand PCL (For. Reg.)	36,100	238,971
Bangkok Bank PCL (For. Reg.)	41,600	253,696
Bangkok Dusit Medical Services PCL (For. Reg.)	244,100	128,582
Common Stocks - continued
	Shares	Value
Thailand - continued
Bank of Ayudhya PCL	127,000	$ 200,971
Banpu PCL (For. Reg.)	92,900	89,371
BEC World PCL (For. Reg.)	84,900	131,627
Berli Jucker PCL (For. Reg)	30,400	52,874
Big C Supercenter PCL	11,700	84,324
Big C Supercenter PCL (For. Reg.)	16,900	121,801
BTS Group Holdings PCL	493,900	130,919
C.P. ALL PCL	11,600	16,639
C.P. ALL PCL (For. Reg.)	365,700	524,547
Central Pattana PCL (For. Reg.)	111,300	164,027
Charoen Pokphand Foods PCL (For. Reg.)	262,300	217,025
Delta Electronics PCL (For. Reg.)	39,200	75,403
Electricity Generating PCL (For. Reg.)	18,400	83,483
Glow Energy PCL	7,600	19,996
Glow Energy PCL (For. Reg.)	31,300	82,352
Indorama Ventures PCL (For. Reg.)	124,200	100,718
IRPC PCL (For. Reg.)	883,800	92,732
Kasikornbank PCL (For. Reg.)	104,500	686,289
Krung Thai Bank PCL	60,000	40,193
Krung Thai Bank PCL (For. Reg.)	285,370	189,656
Land & House PCL	46,300	13,504
Land & House PCL (For. Reg.)	200,000	58,332
PTT Exploration and Production PCL	3,100	15,625
PTT Exploration and Production PCL (For. Reg.)	115,939	584,372
PTT Global Chemical PCL (For. Reg.)	138,739	282,837
PTT PCL	1,700	16,845
PTT PCL (For. Reg.)	70,900	702,532
Ratchaburi Electric Generating Holding PCL (For. Reg.)	32,800	55,253
Shin Corp. PLC	72,600	154,044
Shin Corp. PLC (For. Reg.)	57,000	120,943
Siam Cement PCL (For. Reg.)	25,900	345,175
Siam City Cement PCL	1,600	21,954
Siam City Cement PCL (For. Reg.)	4,900	67,236
Siam Commercial Bank PCL	9,000	49,914
Siam Commercial Bank PCL (For. Reg.)	129,800	714,802
Thai Airways International PCL (For. Reg.) (a)	42,500	20,622
Thai Oil PCL (For. Reg.)	64,400	103,229
Thai Union Frozen Products PCL	9,400	19,076
Thai Union Frozen Products PCL (For. Reg.)	36,780	74,640
TMB PCL (For. Reg.)	1,865,700	164,509
Total Access Communication PCL	35,800	114,424
Total Access Communication PCL (For. Reg.)	26,200	83,740
Common Stocks - continued
	Shares	Value
Thailand - continued
True Corp. PCL:
rights 8/28/14 (a)	183,129	$ 17,403
(For. Reg.) (a)	471,100	138,126
TOTAL THAILAND		8,319,803
Turkey - 1.9%
Akbank T.A.S.	143,519	571,317
Anadolu Efes Biracilik Ve Malt Sanayii A/S (a)	16,502	200,230
Arcelik A/S	14,780	93,806
Aselsan A/S	5,128	22,448
Bim Birlesik Magazalar A/S JSC	19,852	470,637
Coca-Cola Icecek Sanayi A/S	5,369	134,676
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	165,079	214,168
Enka Insaat ve Sanayi A/S	40,742	106,475
Eregli Demir ve Celik Fabrikalari T.A.S.	119,281	252,167
Ford Otomotiv Sanayi A/S (a)	6,316	86,805
Haci Omer Sabanci Holding A/S	72,014	336,074
Koc Holding A/S	57,265	300,649
Koza Altin Isletmeleri A/S	3,489	36,147
TAV Havalimanlari Holding A/S	12,493	102,903
Tofas Turk Otomobil Fabrikasi A/S	11,852	73,563
Tupras Turkiye Petrol Rafinelleri A/S	10,619	259,429
Turk Hava Yollari AO (a)	45,839	137,979
Turk Sise ve Cam Fabrikalari A/S	38,356	55,848
Turk Telekomunikasyon A/S	43,067	129,233
Turkcell Iletisim Hizmet A/S (a)	69,421	453,965
Turkiye Garanti Bankasi A/S	183,563	755,954
Turkiye Halk Bankasi A/S	54,246	410,111
Turkiye Is Bankasi A/S Series C	114,424	320,396
Turkiye Vakiflar Bankasi TAO	88,295	208,087
Ulker Biskuvi Sanayi A/S	12,623	97,789
Yapi ve Kredi Bankasi A/S	75,155	171,859
TOTAL TURKEY		6,002,715
United Arab Emirates - 0.9%
Air Arabia PJSC (a)	217,021	82,128
Aldar Properties PJSC (a)	267,621	274,685
Arabtec Holding Co. (a)	181,125	209,575
Dana Gas PJSC (a)	266,990	52,336
DP World Ltd.	13,917	276,948
Dubai Financial Market PJSC (a)	132,462	123,697
Dubai Investments Ltd. (a)	55,073	53,228
Common Stocks - continued
	Shares	Value
United Arab Emirates - continued
Dubai Islamic Bank Pakistan Ltd. (a)	53,041	$ 112,059
Emaar Properties PJSC (a)	311,071	827,422
First Gulf Bank PJSC	84,299	417,702
Union National Bank (a)	93,869	168,671
Waha Capital PJSC (a)	87,715	74,508
TOTAL UNITED ARAB EMIRATES		2,672,959
TOTAL COMMON STOCKS (Cost $262,817,374)		287,905,151
Nonconvertible Preferred Stocks - 5.9%

Brazil - 5.3%
AES Tiete SA (PN) (non-vtg.)	6,200	50,720
Banco Bradesco SA (PN)	182,940	2,790,767
Bradespar SA (PN)	20,000	202,755
Braskem SA (PN-A)	12,300	76,063
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	16,800	80,640
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	12,800	617,785
Companhia de Gas de Sao Paulo	1,000	23,193
Companhia de Transmissao de Energia Eletrica Paulista (PN)	2,800	35,482
Companhia Energetica de Minas Gerais (CEMIG) (PN)	63,195	514,473
Companhia Energetica de Sao Paulo Series B	15,600	198,924
Companhia Paranaense de Energia-Copel (PN-B)	6,900	107,055
Gerdau SA (PN)	73,400	431,907
Itau Unibanco Holding SA	236,931	3,665,577
Itausa-Investimentos Itau SA (PN)	273,722	1,144,957
Klabin SA (PN) (non-vtg.)	35,800	35,504
Lojas Americanas SA (PN)	48,070	306,165
Metalurgica Gerdau SA (PN)	24,300	172,871
Oi SA (PN)	274,100	177,599
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	372,000	3,131,769
Suzano Papel e Celulose SA	22,400	86,885
Telefonica Brasil SA	26,300	528,608
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	28,200	100,060
Vale SA (PN-A)	166,000	2,131,385
TOTAL BRAZIL		16,611,144
Nonconvertible Preferred Stocks - continued
	Shares	Value
Chile - 0.1%
Embotelladora Andina SA Class B	17,472	$ 62,157
Sociedad Quimica y Minera de Chile SA (PN-B)	8,047	222,674
TOTAL CHILE		284,831
Colombia - 0.4%
BanColombia SA (PN)	39,450	609,593
Grupo Aval Acciones y Valores SA	158,286	117,234
Grupo de Inversiones Suramerica SA	10,663	225,448
Inversiones Argos SA	10,498	126,754
TOTAL COLOMBIA		1,079,029
India - 0.0%
Zee Entertainment Enterprises Ltd.	665,091	8,751
Russia - 0.1%
AK Transneft OAO (a)	129	266,458
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $18,220,648)		18,250,213
Government Obligations - 0.3%
Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (g) (Cost $999,682)	$ 1,000,000	999,625
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	5,987,517	5,987,517
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	836,918	836,918
TOTAL MONEY MARKET FUNDS (Cost $6,824,435)		6,824,435
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $288,862,139)		313,979,424
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,123,592)
NET ASSETS - 100%		$ 311,855,832
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
216 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2014	$ 11,389,680	$ 5,131

The face value of futures purchased as a percentage of net assets is 3.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $104,888 or 0.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $457,828.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,126
Fidelity Securities Lending Cash Central Fund	17,041
Total	$ 21,167
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,998,586	$ 11,252,657	$ 10,745,929	$ -
Consumer Staples	25,864,864	16,479,731	9,385,133	-
Energy	37,446,931	18,076,110	19,370,821	-
Financials	91,706,998	38,136,073	53,570,925	-
Health Care	6,160,805	2,120,132	4,040,673	-
Industrials	18,873,331	6,490,265	12,354,725	28,341
Information Technology	38,315,963	1,412,304	36,903,659	-
Materials	28,876,958	15,294,915	13,508,065	73,978
Telecommunication Services	25,194,473	10,204,243	14,990,230	-
Utilities	11,716,455	5,281,448	6,435,007	-
Government Obligations	999,625	-	999,625	-
Money Market Funds	6,824,435	6,824,435	-	-
Total Investments in Securities:	$ 313,979,424	$ 131,572,313	$ 182,304,792	$ 102,319
Derivative Instruments:
Assets
Futures Contracts	$ 5,131	$ 5,131	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 96,079,112
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $290,661,632. Net unrealized appreciation aggregated $23,317,792, of which $40,518,558 related to appreciated investment securities and $17,200,766 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2014